UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2013

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 79.45%

Corporate-Backed 6.05%

Beaver Co IDA - FirstEnergy Rmkt	2.50%		12/1/2041	BBB-	$10,000	$9,867,600
Beaver Co IDA - FirstEnergy Rmkt	2.70%		4/1/2035	BBB-	12,000	11,624,040
Burke Co Dev - GA Power	0.339%		1/1/2024	AA-	13,400	12,343,021
Burke Co Dev - GA Power	1.75%		12/1/2049	A	15,000	15,130,500
Burke Co Dev - GA Power	2.40%		1/1/2040	A	11,505	10,997,629
Burke Co Dev - GA Transmission	1.25%		1/1/2052	AA-	7,250	7,298,503
CA Poll Ctl - Waste Mgmt	2.00%		2/1/2019	BBB	4,000	4,060,640
Charles City Co EDA - Waste Mgmt	3.125%		2/1/2029	BBB	5,000	5,212,800
Citizens Property Insurance Corp	4.25%		6/1/2017	A+	2,590	2,790,932
Citizens Property Insurance Corp	5.00%		6/1/2015	A+	15,275	16,458,812
Citizens Property Insurance Corp	5.00%		6/1/2018	A+	8,000	8,977,760
Citizens Property Insurance Corp	5.50%		6/1/2017	A+	3,365	3,778,895
Coconino Co Poll Ctl - AZ Pub Svc	5.50%		6/1/2034	BBB+	2,000	2,078,240
Farmington Poll Ctl - So Cal Edison	2.875%		4/1/2029	A1	7,500	7,728,000
Gloucester Co Impt Auth - Waste Mgmt	2.125%		12/1/2029	BBB	4,500	4,523,580
Gulf Coast Waste Disp - US Steel	5.75%		9/1/2017	BB-	6,850	7,163,251
Mobile Indl Poll Ctl - AL Power Co Rmkt	1.65%		6/1/2034	A	3,000	3,001,050
Navajo Co Poll Ctl - AZ Pub Svc	1.25%		6/1/2034	Baa1	6,000	5,998,920
NY Env Facs - Waste Mgmt	2.75%		7/1/2017	BBB	1,000	1,000,000
PA Econ Dev - Waste Mgmt	2.75%		9/1/2013	BBB	4,250	4,266,873
St Charles Parish - Valero Energy	4.00%		12/1/2040	BBB	2,000	1,989,560
Valdez Marine Term - BP Rmkt	5.00%		1/1/2018	A	10,000	11,306,400

Total						157,597,006

Education 5.93%

AZ Brd Regents COP - Univ of AZ	4.00%		6/1/2017	AA-	2,050	2,244,771
AZ Brd Regents COP - Univ of AZ	4.00%		6/1/2018	AA-	2,140	2,350,790
AZ Brd Regents COP - Univ of AZ	5.00%		6/1/2017	AA-	5,750	6,513,945
AZ Brd Regents COP - Univ of AZ	5.00%		6/1/2018	AA-	3,215	3,689,920
CA State Univ Sys	5.00%		11/1/2020	Aa2	5,000	5,890,700
Cleveland State Univ	5.00%		6/1/2018	A+	1,000	1,136,140
Cleveland State Univ	5.00%		6/1/2019	A+	1,265	1,445,971
Harris Co Cultural Ed - Baylor Clg / Med	1.11%	#	11/15/2045	A-	10,000	10,013,000
Hudson Co BAN	1.00%		12/6/2013	NR	25,000	25,068,500
IL Ed Facs - Univ of Chicago	1.875%		7/1/2036	Aa1	5,250	5,368,020
MA DFA - Boston Univ	2.875%		10/1/2014	A1	1,595	1,644,349
MA Hlth & Ed - Amherst Clg	1.70%		11/1/2038	Aaa	4,850	4,900,295
NC Cap Facs - High Point Univ	4.00%		5/1/2016	BBB+	1,770	1,864,323
NC Cap Facs - High Point Univ	4.00%		5/1/2017	BBB+	2,785	2,952,211
NC Cap Facs - High Point Univ	5.00%		5/1/2018	BBB+	1,640	1,815,874
NJ Ed Facs - Univ Med & Dent	5.50%		12/1/2013	Baa1	1,000	1,016,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)

NY Dorm - CUNY (NPFGC)(FGIC)	5.00%		7/1/2015	AA-	$1,565	$1,700,654
NY Dorm - St Johns Univ ETM (NPFGC)	5.00%		7/1/2014	A	2,000	2,095,120
NY Dorm - St Lawrence Univ	5.00%		7/1/2014	A2	4,000	4,190,240
NYC Cultural - Julliard Sch(b)	2.10%		4/1/2036	AA	14,000	14,399,630
PR Indl Tourist - Inter American Univ	4.00%		10/1/2014	A-	500	513,780
PR Indl Tourist - Inter American Univ	5.00%		10/1/2015	A-	800	842,464
PR Indl Tourist - Inter American Univ	5.00%		10/1/2016	A-	1,000	1,067,100
PR Indl Tourist - Inter American Univ	5.00%		10/1/2018	A-	2,500	2,659,625
SC Ed Facs Auth - Furman Univ	4.00%		10/1/2015	A1	1,000	1,061,350
Univ of Delaware	0.70%		11/1/2037	AA+	8,175	8,111,317
Univ of North Carolina - Chapel Hill	0.88%	#	12/1/2041	Aaa	25,000	25,105,000
Univ of Texas	4.00%		8/15/2014	AAA	1,000	1,041,900
Univ of Texas	5.00%		7/1/2014	AAA	1,400	1,466,290
Univ Sys of MD	1.25%		7/1/2023	AA+	8,100	7,932,654
Wayne State Univ	5.00%		11/15/2015	Aa2	3,975	4,356,719

Total						154,459,302

General Obligation 14.54%

AK Muni Bond Bank	3.00%		3/1/2014	Aa2	1,000	1,018,350
Bedford Park GO (AG)	5.00%		12/1/2013	AA-	1,275	1,295,005
CA State GO	5.00%		9/1/2018	A1	3,750	4,354,875
CA State GO	5.00%		9/1/2018	A1	7,500	8,709,750
CA State GO	5.00%		9/1/2018	A1	8,050	9,348,465
CA State GO	5.00%		11/1/2018	A1	12,150	14,156,815
CA State GO	5.50%		4/1/2019	A1	8,715	10,393,509
CA State GO	6.00%		4/1/2019	A1	2,500	3,049,150
Carmel Sch Bld Corp (AGM)	4.75%		7/15/2019	AA	6,105	6,710,006
Centennial Auth (AG)	5.00%		9/1/2014	Aa2	3,460	3,609,472
Chicago Brd Ed	5.00%		12/1/2014	A+	2,255	2,402,454
Chicago GO	5.25%		1/1/2022	Aa3	5,135	5,669,708
Chicago GO (AGM)	5.00%		1/1/2017	AA-	9,000	9,503,640
Clark Co Sch Dist Ltd Tax	5.00%		6/15/2016	AA-	7,500	8,376,900
Cook Co GO	5.00%		11/15/2017	AA	5,010	5,651,030
Cook Co GO (AMBAC)	5.00%		11/15/2014	AA	1,000	1,046,480
Cook Co Sch Dist #99 - Cicero (AGM)	5.00%		12/1/2014	Aa3	1,690	1,784,234
CT State GO (SIFMA)	0.98%	#	5/15/2018	AA	4,000	4,059,520
Cumberland Co COP	4.00%		12/1/2014	AA	3,500	3,665,935
Detroit - State Aid GO	5.00%		11/1/2015	AA	6,775	7,196,608
Douglas Co Sch Dist #206 - Eastmont (NPFGC)	5.00%		12/1/2014	Aa1	1,000	1,059,100
Douglas Co SD	4.00%		11/15/2018	Aa1	5,085	5,690,674
FL St Dept Trans	5.00%		7/1/2020	AAA	9,330	11,034,964
Frederick Co GO	4.00%		8/1/2018	AA+	6,820	7,639,900
Guam GO	5.75%		11/15/2014	B+	1,740	1,778,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)

Hawaii Co GO (AMBAC)	5.00%		7/15/2014	Aa2	$1,750	$1,835,173
Honolulu City & Co GO (NPFGC)	5.00%		7/1/2014	Aa1	2,475	2,591,449
Houston GO	5.00%		3/1/2018	AA	7,365	8,510,331
IL State GO	3.00%		1/1/2018	A-	10,000	10,189,900
IL State GO	5.00%		8/1/2016	A-	7,000	7,674,240
IL State GO	5.00%		10/1/2017	A-	4,575	4,618,234
IL State GO(a)	5.00%		7/1/2017	A-	6,000	6,622,140
IL State GO (AGM)	5.50%		5/1/2016	AA-	7,000	7,729,120
Kane Cook & Du Page Co Sch Dist #46	4.00%		1/1/2015	AA-	9,450	9,804,942
Kansas City MO GO	4.00%		2/1/2018	AA	9,000	9,970,740
Katy ISD PSF GTD	0.78%	#	8/15/2036	AAA	20,000	20,125,000
Madison Co CUSD #2 - Triad (NPFGC)	5.25%		1/1/2015	A+	2,035	2,121,467
Maricopa Co Sch Dist #11 - Peoria USD (AGM)	5.00%		7/1/2014	Aa2	70	73,257
Miami Dade Co GO	4.25%		10/1/2017	Aa2	6,320	7,043,008
MN State GO	5.00%		8/1/2014	AA+	1,200	1,261,716
MS Dev Bank - Marshall Co	5.00%		1/1/2018	AA-	2,225	2,485,169
Newark BAN	2.00%		12/11/2013	NR	3,360	3,369,206
NJ State GO	5.00%		6/1/2019	AA-	13,400	15,614,216
NYC GO	5.00%		8/1/2018	AA	10,000	11,635,800
OH State GO	5.00%		9/15/2014	AA+	8,525	9,005,640
OH State GO	5.00%		9/15/2018	AA+	6,200	7,240,918
OH State GO	5.35%		8/1/2014	AA+	1,000	1,054,860
PA State GO	5.00%		2/15/2015	AA	11,400	12,219,204
Pittsburgh PA Sch District	4.00%		9/1/2018	Aa3	7,090	7,702,009
Portsmouth GO	3.00%		7/15/2014	Aa2	7,500	7,515,075
PR Comwlth GO (FGIC)	5.50%		7/1/2014	Baa3	4,025	4,150,902
Ramsey Co	5.00%		2/1/2016	AAA	4,785	5,277,281
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa1	5,500	5,836,930
RI State GO	5.00%		8/1/2017	AA	5,000	5,666,350
RI State GO	5.00%		8/1/2018	AA	5,000	5,731,200
San Francisco City & Co GO	5.00%		6/15/2018	Aa1	8,725	10,167,504
Shelby Co GO	4.75%		3/1/2018	AA+	5,525	6,284,909
Socorro ISD PSF GTD	5.00%		8/15/2014	AAA	1,000	1,052,700
South San Francisco USD	4.00%		6/15/2018	NR	6,165	6,773,855
Virgin Islands PFA - Tobacco & Liq Tax	5.00%		10/1/2014	BBB	2,750	2,890,938
Waterbury GO (AG)	4.00%		9/1/2014	AA-	1,700	1,764,753
Williamson Co GO	4.00%		2/15/2018	AAA	3,000	3,323,370
Woonsocket GO	7.125%		6/15/2016	B3	2,610	2,675,459

Total						378,813,545

Health Care 10.97%

Abag Fin Auth - Episcopal Senior	2.50%		7/1/2019	BBB	2,625	2,462,434
Alachua Co Hlth - Bonita Springs	7.125%		11/15/2016	NR	4,500	4,575,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

Allegheny Co Hsp - Univ Pitt Med	5.00%		9/1/2014	Aa3		$9,440	$9,937,960
Allegheny Co Hsp - West Penn Hlth	5.00%		11/15/2013	NR		2,000	1,900,000
AZ Hlth Facs - Phoenix Childrens Hsp	1.91%	#	2/1/2048	BBB+		11,500	11,672,500
CA Fin Auth - Cmnty Hsps COP	5.00%		2/1/2014	BBB		1,220	1,244,815
CA Hlth - Adventist Hlth W	5.00%		3/1/2014	A		2,000	2,057,420
CA Hlth - Catholic Hlthcare W	5.00%		7/1/2027	A		3,500	3,656,030
CA Hlth - Childrens Hsp Los Angeles	1.86%	#	7/1/2042	BBB+		9,250	9,236,032
CA Hlth - City of Hope	5.00%		11/15/2017	A+		1,050	1,201,883
CA Hlth - Packard Childrens Hsp	1.45%		8/15/2023	AA		3,500	3,481,170
CA Hlth - Sutter Hlth	5.00%		8/15/2014	AA-		1,205	1,265,575
CA Stwde - Daughters of Charity	5.25%		7/1/2013	BBB-		1,075	1,075,000
CA Stwde - So Cal Presbyterian	5.25%		11/15/2014	BBB-		555	574,986
CA Stwde - Terraces San Joaquin	4.00%		10/1/2018	NR		6,000	5,985,660
Charlotte Meck Hsp - Carolinas Hlth (NPFGC)(IBC)	5.00%		1/15/2015	AA-		2,275	2,427,903
Clackamas Co Hsp - Legacy Hlth Sys	5.00%		7/15/2037	A+		2,000	2,076,120
CO Hlth Facs - Catholic Hlth	5.00%		7/1/2039	AA-		5,500	5,855,630
CO Hlth Facs - Evangelical Lutheran	5.00%		6/1/2039	A-		4,900	5,128,683
CO Hlth Facs - Total Longterm Care	4.25%		11/15/2015	BBB-	(c)	900	924,246
CT Hlth & Ed - Lawrence Mem Hsp	5.00%		7/1/2018	A+		2,705	3,064,116
CT Hlth & Ed - Lawrence Mem Hsp	5.00%		7/1/2019	A+		2,835	3,220,532
CT Hlth & Ed - Stamford Hsp	5.00%		7/1/2014	A-		2,050	2,133,865
CT Hlth & Ed - Stamford Hsp	5.00%		7/1/2015	A-		1,980	2,121,332
Duluth EDA - St Lukes Hsp	4.75%		6/15/2022	NR		5,000	4,910,550
Gaithersburg Econ Dev - Asbury	5.00%		1/1/2014	BBB	(c)	2,965	3,014,456
Gaithersburg Econ Dev - Asbury	5.00%		1/1/2015	BBB	(c)	2,950	3,068,118
Harris Co Cultural Ed - Methodist Hsp	5.25%		12/1/2013	AA		3,000	3,060,570
HFDC Cent TX - Legacy/Willow Bend	5.25%		11/1/2014	NR		1,195	1,219,964
IA Fin Auth - Genesis Hlth Sys	5.00%		7/1/2014	A1		1,065	1,109,112
IL Fin Auth - Provena Hlth	5.25%		5/1/2015	BBB+		2,000	2,107,520
IL Hlth - Advocate Hlth	4.375%		11/15/2022	AA		3,105	3,216,004
IN Hlth Facs - Ascension Hlth	1.60%		11/15/2036	AA+		11,500	11,547,840
Jackson Co Hospital Fin Auth	4.00%		6/1/2014	A-		3,680	3,784,622
Jackson Co Hospital Fin Auth	4.00%		6/1/2015	A-		3,600	3,778,668
Jackson Co Hospital Fin Auth	4.00%		6/1/2016	A-		2,855	3,021,475
Kaweah Delta Hlth Care Dist	5.00%		6/1/2017	A3		2,000	2,227,800
LA PFA - Christus Hlth	5.00%		7/1/2014	A+		3,000	3,130,680
MA DFA - Boston Med Ctr	5.00%		7/1/2017	BBB+		2,000	2,204,160
MA DFA - Boston Med Ctr	5.00%		7/1/2018	BBB+		5,090	5,678,913
MA DFA - Groves in Lincoln	6.25%		6/1/2014	NR		3,240	1,782,000
Med Ctr Ed Bldg Corp - Univ MS Med Ctr	4.00%		6/1/2014	Aa2		1,000	1,032,800
MI Hsp - Ascension Hlth(b)	1.87%		11/1/2027	AA		20,000	20,027,100
MN Agric & Econ Dev - Essentia Hlth Rmkt (AG)	5.00%		2/15/2015	AA-		1,335	1,414,419
MO Hlth & Ed - St Lukes Hlth Sys	5.00%		11/15/2014	A+		2,140	2,251,665
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%		2/15/2020	BB+		1,305	1,360,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%		2/15/2018	BB+		$1,000	$1,054,670
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%		2/15/2019	BB+		1,450	1,522,239
NC Med - Wake Forest Baptist Hsp	0.80%	#	12/1/2033	AA-		5,000	4,983,000
NJ Hlth - Barnabas Hlth	5.00%		7/1/2019	BBB+		10,000	10,951,900
NJ Hlth - St Peters Univ Hsp	5.00%		7/1/2016	BB+		3,160	3,320,275
NJ Hlth - St Peters Univ Hsp	5.00%		7/1/2017	BB+		3,850	4,057,669
NY Dorm - Mental Hlth (NPFGC)(FGIC)	5.00%		8/15/2015	AA-		4,670	5,004,792
Oklahoma Co Fin Auth - Epworth Villa	5.00%		4/1/2023	NR		2,150	2,166,512
Onondaga CDC - St Josephs Hsp	5.00%		7/1/2017	BB+		5,000	5,235,500
OR Facs Auth - Legacy Hlth	5.00%		5/1/2017	A+		4,040	4,500,156
Palm Beach Co Hlth - Bethesda Hlthcare (AGM)	5.00%		7/1/2014	AA-		2,420	2,500,126
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2015	BB+		1,500	1,558,845
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2016	BB+		1,500	1,575,195
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2017	BB+		1,500	1,588,365
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2018	BB+		8,385	8,858,333
PR Indl Tourist - Hsp Auxilio Mutuo	5.00%		7/1/2016	A-		3,385	3,575,508
PR Indl Tourist - Hsp Auxilio Mutuo	5.00%		7/1/2017	A-		2,555	2,706,486
Rochester Hlth Care - Mayo Clinic	4.00%		11/15/2038	AA		5,500	6,119,245
San Buenaventura - Cmnty Mem Hlth	5.00%		12/1/2016	BB		1,750	1,887,393
San Buenaventura - Cmnty Mem Hlth	5.25%		12/1/2017	BB		1,750	1,913,783
San Buenaventura - Cmnty Mem Hlth	5.75%		12/1/2018	BB		1,800	2,009,286
Sartell Hlth Care - Country Manor	4.00%		9/1/2020	NR		2,300	2,193,510
SC Jobs EDA - Tuomey Hsp (CIFG)	5.00%		11/1/2013	BB		1,685	1,684,326
SC Jobs EDA - Tuomey Hsp (CIFG)	5.00%		11/1/2014	BB		1,035	1,033,872
SD Hlth & Ed Facs - Rapid City Regl Hsp	5.00%		9/1/2014	A1		1,000	1,049,750
SE Port Auth - Memorial Hlth	5.00%		12/1/2022	NR		3,400	3,432,912
Shelby Co Hlth Ed Hsg - Baptist Mem Hlth	5.00%		9/1/2014	AA-		1,500	1,574,265
Travis Co Hlth - Longhorn Vlg	5.50%		1/1/2017	NR		2,745	2,730,369
Westchester Co Medical	5.00%		11/1/2015	A3		3,215	3,439,278
WI Hlth & Ed - Aurora Hlth	4.75%		8/15/2025	A3		3,000	3,121,860
WI Hlth & Ed - Aurora Hlth	5.125%		8/15/2027	A3		9,000	9,848,340
WI Hlth & Ed - Froedtert & Cmnty Hlth	4.00%		4/1/2014	AA-		1,300	1,333,358
WI Hlth & Ed - Wheaton Franciscan Hlth	5.00%		8/15/2013	A-		5,000	5,027,750

Total							285,787,991

Housing 0.13%

CA Stwde - American Baptist	2.40%		10/1/2020	BBB		1,250	1,197,513
WA Hsg - Emerald Heights	3.00%		7/1/2016	A-	(c)	1,020	1,030,210
WA Hsg - Emerald Heights	4.00%		7/1/2018	A-	(c)	1,000	1,034,320

Total							3,262,043

Lease Obligations 10.11%

Anaheim Pub Fin Auth (AGM)	6.00%		9/1/2014	AA-		1,500	1,595,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)

Atlanta Dtown Dev - Undg Atlanta (AG)	5.00%		7/1/2014	Aa2	$3,500	$3,610,600
CA Pub Wks - Dept Hsps	4.00%		6/1/2018	A2	4,790	5,252,379
CA Pub Wks - Dept Hsps	4.00%		6/1/2017	A2	2,395	2,612,059
CA Pub Wks - Various Cap Proj	5.00%		10/1/2014	A2	14,175	14,985,385
CA Pub Wks - Various Cap Proj	5.00%		4/1/2018	A2	2,800	3,187,856
CA Pub Wks - Various Cap Proj	5.00%		11/1/2018	A2	2,000	2,308,300
Cleveland COP - Cleveland Stadium	5.00%		11/15/2014	A	5,320	5,549,452
Cleveland COP - Cleveland Stadium	5.00%		11/15/2015	A	5,420	5,912,407
Erie Co IDA - Sch Facs	5.00%		5/1/2018	AA-	3,000	3,450,930
Golden Empire Schs - Kern HSD	0.36%	#	5/1/2014	NR	11,700	11,701,170
IN Office Bldg Commn - New Castle Corr (NPFGC)(FGIC)	5.25%		7/1/2016	Aa1	1,785	1,973,103
KY Ppty & Bldgs Commn - Proj #82 (AGM)	5.25%		10/1/2014	AA-	5,500	5,832,200
KY Ppty & Bldgs Commn - Proj #83 (AMBAC)	5.00%		10/1/2015	Aa3	6,085	6,629,486
KY Ppty & Bldgs Commn - Proj #88 (NPFGC)(FGIC)	5.00%		11/1/2014	Aa3	2,815	2,986,687
Los Angeles Co Cap Asset Corp	5.00%		6/1/2015	AA-	4,595	4,960,257
Los Angeles Co Cap Asset Corp	5.00%		12/1/2015	AA-	4,195	4,549,687
Los Angeles Co Pub Wks	5.00%		8/1/2019	AA-	1,000	1,153,540
Los Angeles Mun Impt Corp	5.00%		3/1/2018	A+	5,000	5,621,550
Los Angeles Mun Impt Corp	5.00%		3/1/2019	A+	9,500	10,740,795
Los Angeles USD COP	4.00%		12/1/2014	A+	6,360	6,667,061
Los Angeles USD COP	5.00%		10/1/2017	A+	3,000	3,401,040
Los Angeles USD COP	5.00%		10/1/2018	A+	3,000	3,431,400
MA State GO	0.72%	#	2/1/2015	AA+	2,500	2,514,275
Maricopa Co PFC (AMBAC)	5.00%		7/1/2014	AA+	3,000	3,140,220
MI Bldg Auth	5.00%		10/15/2014	Aa3	2,000	2,105,680
MI Fin Auth - Detroit Sch Dist	5.00%		6/1/2016	A+	11,500	12,294,650
Miami Dade Co Entlmt GTD (NPFGC)(FGIC)	5.00%		8/1/2014	Aa3	5,665	5,930,462
MN State Gen Fund	5.00%		3/1/2018	AA	8,000	9,127,920
NJ Ed Facs - Higher Ed Cap Impt (AGM)	5.00%		9/1/2014	AA-	2,975	3,130,860
NJ EDA - Sch Facs	5.00%		3/1/2017	A+	20,000	22,476,600
NJ EDA - Sch Facs	5.25%		3/1/2014	A+	2,625	2,712,176
NJ EDA - Sch Facs Rmkt (AGM)	5.00%		9/1/2020	AA-	1,830	1,930,943
NJ EDA - Sch Facs Rmkt (AGM)	5.00%		9/1/2029	AA-	5,000	5,477,300
NJ State COP - Equip Lease COP	5.00%		6/15/2015	A+	3,150	3,281,386
NJ Trans Trust Fund (AGM)	5.75%		12/15/2014	AA-	2,910	3,119,433
NJ Trans Trust Fund (NPFGC)	5.50%		12/15/2016	A+	1,225	1,389,579
NY Dorm - Cons Svc Contract	4.00%		7/1/2014	AA-	1,425	1,477,753
NY Dorm - Mental Hlth	5.00%		2/15/2014	AA-	7,075	7,277,911
NY Twy Auth	5.00%		4/1/2018	AA-	7,500	8,664,150
Palm Beach Co Sch Brd COP	5.00%		8/1/2032	Aa3	2,500	2,769,375
Philadelphia Redev Auth	5.00%		4/15/2017	A2	1,135	1,253,199
Philadelphia Redev Auth	5.00%		4/15/2018	A2	1,670	1,863,453
PR Pub Bldg Auth GTD	5.75%		7/1/2016	BBB-	4,145	4,321,618

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)

Sacramento USD Rmkt COP (AGM)	3.06%	#	3/1/2040	A3	$3,530	$3,538,084
Salt Lake Co Mun Bldg Auth	4.00%		12/1/2014	AA+	1,000	1,052,640
San Diego Conv Ctr Fing Auth	4.00%		4/15/2016	A+	1,665	1,777,088
San Diego Conv Ctr Fing Auth	4.00%		4/15/2017	A+	1,250	1,345,362
San Diego Conv Ctr Fing Auth	4.00%		4/15/2018	A+	2,100	2,265,711
San Francisco City & Co COP	5.00%		9/1/2017	AA-	12,640	14,335,782
Santa Clara Co Fin Auth	5.00%		11/15/2014	AA	2,670	2,828,892
Scago Ed Facs Corp - Pickens Sch Dist (AGM)	5.00%		12/1/2013	AA-	1,000	1,018,870
SW Allen Multi Sch Bldg Corp (NPFGC)	5.00%		1/15/2014	Aa2	2,705	2,774,627
Twin Rivers USD (AGM)	3.20%		6/1/2027	AA-	1,750	1,697,027
Twin Rivers USD (AGM)	3.20%		6/1/2035	AA-	920	888,876
Twin Rivers USD (AGM)	3.20%		6/1/2041	AA-	2,250	2,179,215
VA Biotech Research Ptnrs - Cons Labs	4.00%		9/1/2014	AA+	3,270	3,410,512

Total						263,483,998

Other Revenue 4.65%

Austin Convention†	6.00%		1/1/2015	Ba2	1,580	1,647,355
Farmington Poll Ctl - El Paso Elec	1.875%		6/1/2032	BBB	5,000	4,884,150
FL Brd Ed - Lottery Rev	5.00%		7/1/2014	AAA	5,000	5,234,700
FL Brd Ed - Lottery Rev (AMBAC)	5.00%		7/1/2015	AAA	3,200	3,476,736
Florence Twn IDA - Legacy Trad Sch	4.00%		7/1/2018	BB	500	478,355
IL Fin Auth - Prairie Power Rmkt	3.00%		7/1/2042	A	10,000	10,137,500
IN Bd Bk - Common School Fund (NPFGC)	4.75%		2/1/2014	A	4,000	4,010,960
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,550,616
La Paz Co IDA - Imperial Regl Jail	6.75%		10/1/2023	NR	2,000	1,901,960
Maricopa Co Poll Ctl - NM Pub Svc	4.00%		6/1/2043	BBB	10,000	10,206,600
MI Fin Auth - Detroit Sch Dist	5.00%		6/1/2015	A+	1,700	1,803,037
MI Fin Auth - Detroit Sch Dist	5.00%		6/1/2016	A+	1,600	1,731,280
MI Strategic Fd - Waste Mgmt	2.80%		12/1/2013	BBB	3,000	3,028,590
Minneapolis National Marrow Donor Prog	4.00%		8/1/2014	BBB	4,060	4,159,470
Minneapolis National Marrow Donor Prog	4.00%		8/1/2015	BBB	4,535	4,684,111
NJ EDA - Dow Chem	0.65%		12/1/2021	BBB	10	10,000
NYC Cultural - Whitney Museum	5.00%		7/1/2017	A	6,175	6,974,045
PA Econ Dev - PPL Energy Supply	3.00%		12/1/2038	BBB	3,000	3,074,640
PA Econ Dev - PPL Energy Supply Rmkt	3.00%		12/1/2037	BBB	12,000	12,298,560
PA IDA - Economic Dev	5.00%		7/1/2018	A1	2,595	2,960,635
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)	4.75%		12/1/2015	A	10,000	10,126,300
PR Elec Pwr Auth	5.00%		7/1/2018	BBB	10,040	10,330,156
Public Gas Partners Inc	5.00%		10/1/2014	A+	3,000	3,156,060
Wise Co IDA - VA Elec & Pwr CO	2.375%		11/1/2040	A-	10,000	10,275,800

Total						121,141,616

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Special Tax 0.34%

CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2017	BBB+	$2,000	$2,174,880
CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2018	BBB+	1,250	1,366,900
Denver Urban Renewal - Stapleton	4.00%		12/1/2014	Aa3	5,045	5,250,735

Total						8,792,515

Tax Revenue 4.11%

Akron PIT	3.00%		12/1/2014	AA+	1,465	1,517,696
Akron PIT	4.00%		12/1/2015	AA+	3,190	3,421,371
Akron PIT	4.00%		12/1/2016	AA+	4,090	4,457,241
AL Pub Sch & Clg Auth	5.00%		5/1/2015	Aa1	2,800	3,014,004
CA State Economic Recovery (NPFGC)(FGIC)	5.25%		7/1/2014	Aa2	1,610	1,690,242
CA State Economic Recovery ETM	5.25%		7/1/2014	Aaa	1,130	1,186,545
Contra Costa Trsp - Sales Tax	0.50%	#	3/1/2034	AA+	14,500	14,521,460
Des Moines ISD	5.00%		6/1/2015	A+	2,810	3,044,579
IL State - Unemployment Insurance Fund Bldg	5.00%		12/15/2018	AA	5,000	5,527,550
MA Spl Oblig - Fed Hwy GANs (AGM)	5.00%		12/15/2014	AAA	7,000	7,461,930
MTA NY - Dedicated Tax	4.00%		11/15/2018	AA	4,490	4,993,105
NJ EDA - Cigarette Tax	5.00%		6/15/2016	BBB+	1,880	2,029,535
NJ EDA - Cigarette Tax	5.00%		6/15/2018	BBB+	8,500	9,288,715
NJ EDA - Cigarette Tax	5.00%		6/15/2017	BBB+	3,000	3,263,880
NJ EDA - Cigarette Tax ETM	5.375%		6/15/2014	AA+	2,560	2,685,926
NY LGAC	5.00%		4/1/2015	AAA	2,475	2,667,283
NY UDC - PIT	5.00%		3/15/2017	AAA	10,000	11,359,400
NYC TFA - Future Tax	5.00%		11/1/2016	AAA	5,500	6,231,775
Orlando Redev TIF	5.00%		9/1/2014	A	2,000	2,073,640
PA Econ Dev - Unemployment Comp	5.00%		7/1/2022	Aaa	9,075	10,026,967
Volusia Co Sch Brd (NPFGC)	5.00%		10/1/2013	A	4,150	4,168,302
WV Sch Bldg Auth - Lottery	5.00%		7/1/2014	AAA	2,290	2,395,615

Total						107,026,761

Tobacco 1.66%

Buckeye Tobacco	5.00%		6/1/2014	A1	5,500	5,677,045
Golden St Tobacco	5.00%		6/1/2020	A2	5,300	5,936,000
Railsplitter Tobacco Settlement Auth	5.00%		6/1/2015	A	8,085	8,663,643
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A	5,020	5,756,735
Tobacco Settlement Fin Corp	4.50%		6/1/2023	B1	5,270	5,117,908
Tobacco Settlement Fin Corp	5.00%		6/1/2017	AA-	5,850	6,663,150
Tobacco Settlement Fin Corp	5.00%		6/1/2018	A3	5,000	5,535,650

Total						43,350,131

Transportation 8.46%

Alameda Corridor Trsp Auth	5.00%		10/1/2019	A-	1,000	1,159,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

Bay Area Toll Auth	0.76%	#	4/1/2047	AA	$8,000	$7,797,520
Bay Area Toll Auth Rmkt	0.99%	#	4/1/2045	AA	15,000	15,083,850
Chicago Midway Arpt	5.00%		1/1/2034	A-	2,725	2,882,423
CT Spl Tax - Trans Infra	5.00%		12/1/2014	AA	10,000	10,653,900
Delaware River Jt Toll Brdg Commn (NPFGC)	5.50%		7/1/2014	A	2,455	2,579,886
DFW Arpt	4.00%		11/1/2014	A+	2,500	2,618,375
E470 Pub Hwy Auth (NPFGC)	5.00%		9/1/2039	A	3,450	3,472,529
E470 Pub Hwy Auth (NPFGC)	5.00%		9/1/2039	A	6,550	6,592,771
Fairfax Co EDA - Silver Line Phase I	5.00%		4/1/2017	AA	2,000	2,257,040
GA Rd & Twy Auth (NPFGC)	5.00%		6/1/2014	AA-	1,000	1,040,100
Harris Co Toll Rd	0.70%	#	8/15/2021	Aa3	4,000	4,000,040
Houston Arpt	5.00%		7/1/2017	A	1,500	1,702,185
Illinois St Toll Hwy Auth Toll Highway Rev Sr Priority - Ser A (AGM)	5.00%		1/1/2018	AA-	5,205	5,637,744
LA Offshore Term Auth - LOOP LLC	2.10%		10/1/2040	A-	3,500	3,532,690
MBTA	5.25%		7/1/2013	AAA	75	75,000
MTA NY	0.389%		11/1/2022	AA-	17,825	17,117,579
MTA NY	0.97%	#	11/1/2030	A	7,500	7,533,300
MTA NY	5.00%		11/15/2018	A	3,235	3,699,869
MTA NY - Dedicated Tax	5.00%		11/15/2014	AA	1,000	1,062,770
NC State GARVEE	4.00%		3/1/2023	AA	10,000	10,769,600
NJ Tpk Auth	5.00%		1/1/2020	A+	5,000	5,741,800
NJ Trans Trust Fund (NPFGC)	5.25%		12/15/2014	A+	5,000	5,323,850
NJ Trans Trust Fund (NPFGC)(FGIC)	5.00%		6/15/2015	A1	2,950	3,177,298
NJ Trans Trust Fund (NPFGC)(FGIC)	5.25%		12/15/2018	AA+	5,000	5,564,600
NY Twy Auth	5.00%		1/1/2016	A+	500	548,890
NY Twy Auth	5.00%		1/1/2018	A+	1,250	1,419,638
NY Twy Auth - Hwy & Brdg	5.00%		4/1/2018	AA	3,405	3,933,524
OH Infrastructure	5.50%		6/15/2014	AA	1,460	1,531,540
Orlando & Orange Co Expwy Auth	5.00%		7/1/2018	A	4,000	4,567,680
PA Tpk Commn	0.61%	#	12/1/2016	A+	10,000	9,975,000
PA Tpk Commn	0.74%	#	12/1/2018	A+	5,500	5,475,690
PA Tpk Commn (NPFGC)(FGIC)	5.50%		12/1/2013	A+	825	842,614
PR Hwy & Trans Auth (AGM)	5.50%		7/1/2014	AA-	5,000	5,191,600
South Jersey Trans Auth	4.00%		11/1/2013	A-	4,000	4,045,520
Southeastern PA Transp Auth	5.00%		6/1/2017	A+	1,425	1,603,923
Southeastern PA Transp Auth	5.00%		6/1/2018	A+	1,280	1,460,685
St Louis Arpt - Lambert Intl Airport	5.00%		7/1/2016	A-	630	698,632
St Louis Arpt - Lambert Intl Airport	5.00%		7/1/2018	A-	1,530	1,754,191
Tri Co Met Trsp Dist	3.00%		11/1/2018	Aa3	8,400	8,786,988
Triborough Brdg & Tunl Auth	5.00%		11/15/2018	AA-	3,750	4,405,237
Triborough Brdg & Tunl Auth	5.00%		11/15/2019	AA-	5,000	5,931,850
Triborough Brdg & Tunl Auth (NPFGC)	5.50%		11/15/2021	A+	6,345	7,704,416
WA St GARVEE - 520 Corridor	5.00%		9/1/2017	AA	16,930	19,407,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

WI Trans (AMBAC)	5.00%		7/1/2013	AA+	$20	$20,000
WI Trans ETM (AMBAC)	5.00%		7/1/2013	Aa2	55	55,000

Total						220,435,875

Utilities 12.50%

Amr Muni Pwr - Fremont Energy	5.00%		2/15/2016	A1	675	740,320
Amr Muni Pwr - Fremont Energy	5.00%		2/15/2017	A1	1,000	1,122,000
Amr Muni Pwr - Fremont Energy	5.00%		2/15/2018	A1	2,900	3,299,620
Burke Co Dev - GA Power	1.40%		11/1/2048	A	4,000	4,043,560
Butler Co Sewer Sys (AGM)	5.00%		12/1/2013	Aa3	1,225	1,244,576
Central Plains - Goldman Sachs	5.00%		12/1/2014	A-	3,050	3,172,305
Detroit Sewer	5.00%		7/1/2014	A+	1,000	1,033,510
Detroit Sewer	5.00%		7/1/2015	A+	1,000	1,060,590
Detroit Sewer	5.00%		7/1/2017	A+	1,000	1,027,660
East Bay MUD Wastewater	0.38%	#	6/1/2038	AAA	5,345	5,345,214
Energy Northwest - Proj 1 (NPFGC)	5.25%		7/1/2013	Aa1	180	180,000
Escambia Co Solid Waste - Gulf Pwr	1.35%		4/1/2039	A	7,500	7,500,000
FL Dept Env Protn - Florida Forever (NPFGC)	5.00%		7/1/2014	AA-	5,180	5,417,296
Floyd Co Dev - GA Power Rmkt	0.85%		7/1/2022	A	5,000	4,947,450
Guam Pwr Auth (AGM)	5.00%		10/1/2019	AA-	1,000	1,129,470
Houston Util Sys (SIFMA)	0.81%	#	5/15/2034	AA	23,000	23,046,460
IL Fin Auth - Peoples Gas	2.125%		3/1/2030	A1	12,750	12,934,875
IL Fin Auth - Peoples Gas	2.625%		2/1/2033	A1	4,000	4,117,440
Indianapolis Util Dist (NPFGC)(FGIC)	4.00%		6/1/2014	AA	3,535	3,646,317
Kissimmee Util Auth (AGM)	5.25%		10/1/2014	A1	1,000	1,060,400
Lakeland Energy	0.81%	#	10/1/2017	AA	17,000	17,013,430
Long Island Power Auth	4.00%		5/1/2018	A-	3,940	4,283,765
Long Island Power Auth	5.00%		5/1/2014	A-	2,790	2,896,187
Los Alamos Co Util Sys (AGM)	5.00%		7/1/2014	AA-	4,410	4,424,950
Los Angeles Wastewater	5.00%		6/1/2018	AA	3,000	3,478,320
Louisville/Jeff Co Met - Louisville Gas & Elec Co	1.15%		6/1/2033	A2	3,750	3,684,863
Louisville/Jeff Co Met - Louisville Gas & Elec Co	1.60%		6/1/2033	A-	4,000	3,998,480
Louisville/Jeff Co Poll Ctl - Louisville Gas & Elec Co	1.65%		10/1/2033	A2	6,000	6,008,640
MEAG - Proj 1	5.00%		1/1/2018	A	3,145	3,558,756
MEAG - Proj 1	5.00%		1/1/2021	A	7,000	8,090,880
Met Govt Nashville Water & Sewer	5.00%		7/1/2018	A+	4,415	5,096,058
Morehouse Parish Poll Ctl - Intl Paper	5.25%		11/15/2013	BBB	2,855	2,902,250
MS Bus Fin Corp - Coast Elec Pwr Rmkt	0.43%		5/1/2037	A	5,455	5,454,836
Navajo Co Poll Ctl - AZ Pub Svc	5.50%		6/1/2034	BBB+	5,000	5,207,250
NC Eastern Muni Pwr	5.00%		1/1/2015	A-	1,000	1,065,980
NC Eastern Muni Pwr	5.50%		1/1/2014	A-	5,000	5,127,600
NC Muni Pwr Agy #1 - Catawba Elec	5.00%		1/1/2018	A	15,000	17,049,600
NY Energy - NY St Elec & Gas Corp	2.25%		12/1/2015	BBB+	10,000	10,127,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

OH Air Quality - Columbus So Pwr	3.875%		12/1/2038	Baa1	$3,500	$3,577,805
OH Air Quality - FirstEnergy	2.25%		8/1/2029	BBB-	5,000	4,858,000
OH Air Quality - FirstEnergy	5.75%		6/1/2033	BBB-	5,400	5,781,240
OH Air Quality - OH Power CO	3.25%		6/1/2041	Baa1	4,000	4,067,280
OH Wtr Dev Auth	0.46%	#	7/15/2035	AAA	7,500	7,502,100
PA Econ Dev - Philadelphia Biosolids	5.00%		1/1/2014	Baa3	1,000	1,016,430
Peninsula Ports Auth - Dominion Proj	2.375%		10/1/2033	A-	5,000	5,038,150
Philadelphia Gas Works	5.00%		8/1/2014	BBB+	3,000	3,131,610
PR Aqueduct & Swr Auth	5.00%		7/1/2019	BB+	10,350	10,110,397
PR Elec Pwr Auth	5.25%		7/1/2018	BBB	10,000	10,400,100
Rockport Poll Ctl - IN Michigan Pwr	6.25%		6/1/2025	BBB	1,000	1,048,570
Salt River Imp & Pwr Dist	4.00%		1/1/2015	Aa1	2,550	2,682,320
San Antonio Elec & Gas	2.00%		12/1/2027	Aa2	7,500	7,619,175
So MN Muni Pwr Agy (AMBAC)	5.25%		1/1/2015	A+	5,000	5,334,500
Southern CA Met Wtr	3.00%		7/1/2035	AAA	6,000	6,249,720
Southern CA Met Wtr	3.50%		7/1/2037	AAA	9,515	10,258,978
TEAC - Goldman Sachs	5.00%		9/1/2013	A-	3,615	3,640,269
TEAC - Goldman Sachs	5.25%		9/1/2018	A-	5,755	6,306,156
Truckee Meadows Water Auth	5.00%		7/1/2014	Aa2	10,420	10,825,025
Truckee Meadows Water Auth	5.00%		7/1/2015	Aa2	5,000	5,415,700
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2018	A3	3,000	3,286,920
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2019	A3	1,000	1,085,320
Vernon Elec Sys	3.75%		8/1/2013	A-	7,900	7,914,457
Vernon Elec Sys	5.25%		8/1/2014	A-	1,000	1,038,610
York Co EDA - VA Elec & Pwr	4.05%		5/1/2033	A-	2,000	2,054,180

Total						325,780,920

Total Municipal Bonds (cost $2,061,854,869)						2,069,931,703

SHORT-TERM INVESTMENTS 18.79%

Municipal Bonds 1.14%

General Obligation

CA Sch Cash Reserve Prog	2.00%		10/1/2013	NR	6,500	6,525,545
Newark TAN	1.50%		2/20/2014	NR	4,000	4,008,600
Seaside Heights GO	2.00%		12/19/2013	NR	4,100	4,117,876
Suffolk Co TAN	2.00%		8/14/2013	NR	15,000	15,030,900

Total Municipal Bonds (cost $29,672,049)						29,682,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2013

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Variable Rate Demand Notes 17.65%

Corporate-Backed 0.48%

Met Govt Nashville IDA - Commerce St	0.78%	7/4/2013	1/1/2014	NR		$505	$505,000
MS Bus Fin Corp - Grand Alliance	0.50%	7/4/2013	1/1/2033	BBB		11,915	11,915,000

Total							12,420,000

Education 2.21%

Birmingham Ed - Miles Clg	0.78%	7/4/2013	2/1/2029	Baa3		1,385	1,385,000
Met Govt Nashville H & E - Fisk Univ	0.58%	7/4/2013	12/1/2020	Baa3		4,735	4,735,000
NE Ed Fin Auth - Creighton Univ	0.06%	7/1/2013	7/1/2035	Aa1		14,480	14,480,000
NH Hlth & Ed - Univ Sys of NH	0.06%	7/1/2013	7/1/2033	Aa3		31,975	31,975,000
OH Hi Ed - Univ Dayton	1.31%	7/5/2013	7/1/2016	A		5,000	5,011,050

Total							57,586,050

General Obligation 5.46%

Anaheim City COP (NPFGC)†	0.20%	7/1/2013	7/16/2023	A	(c)	11,995	11,995,000
IL State GO	2.00%	7/3/2013	10/1/2033	A2		17,900	17,900,000
NYC GO	0.11%	7/1/2013	8/1/2038	AAA		50,400	50,400,000
NYC GO	0.39%	7/1/2013	4/1/2035	AA		29,000	29,000,000
NYC GO	0.40%	7/1/2013	1/1/2036	BBB		33,045	33,045,000

Total							142,340,000

Health Care 1.00%

Gulf Shores Med - Colonial Pinnacle	0.50%	7/4/2013	7/1/2034	Baa3		3,155	3,155,000
MD Hlth & Hi Ed - LifeBridge Hlth (AG)	0.26%	7/4/2013	1/1/2038	AA-		13,110	13,110,000
NJ Hlth - Christian Hlth Care Ctr	0.28%	7/4/2013	7/1/2038	A-		8,550	8,550,000
WI Hlth & Ed - Pooled Loan Fin	0.82%	7/3/2013	2/1/2022	A3		1,225	1,225,000

Total							26,040,000

Housing 1.26%

AK Hsg Fin Corp	0.18%	7/4/2013	12/1/2041	AA+		30,300	30,300,000
Northport MFH - Northbrook	0.68%	7/4/2013	7/1/2018	BBB		2,435	2,435,000

Total							32,735,000

Lease Obligations 2.02%

Glendale COP	0.10%	7/4/2013	6/1/2030	AA+		18,400	18,400,000
Palm Beach Co Sch Brd COP	0.51%	7/1/2013	8/1/2029	BBB		25,000	25,000,000
Pima Co IDA - HQ Metro†	0.11%	7/4/2013	7/1/2017	AA		9,300	9,300,000

Total							52,700,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2013

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue 0.52%

Morton Grove Cultural - IL Holocaust Mus	0.14%	7/4/2013	12/1/2041	A3	$4,800	$4,800,000
WI Hlth & Ed - Maranatha Baptist	0.81%	7/4/2013	8/1/2026	BBB+	8,850	8,850,000

Total						13,650,000

Tax Revenue 0.25%

MidCities Co Met District #1	0.32%	7/4/2013	12/1/2020	A+	6,425	6,425,000

Transportation 1.22%

Orlando & Orange Co Expwy Auth	0.05%	7/4/2013	7/1/2040	AAA	31,700	31,700,000

Utilities 3.23%

Detroit Sewer	0.53%	7/1/2013	7/1/2021	AA+	11,340	11,340,000
Detroit Sewer	0.53%	7/1/2013	7/1/2032	AA+	14,540	14,540,000
Las Vegas Valley Water District	0.30%	7/1/2013	6/1/2036	AA+	5,855	5,855,000
Pittsburgh Wtr & Swr	0.25%	7/4/2013	9/1/2033	AA-	18,565	18,565,000
Pittsburgh Wtr & Swr	0.25%	7/4/2013	9/1/2035	AA-	24,150	24,150,000
Vallejo Water	0.12%	7/3/2013	6/1/2031	A+	9,765	9,765,000

Total						84,215,000

Total Variable Rate Demand Notes (cost $459,800,000)						459,811,050

Total Short-Term Investments (cost $489,472,049)						489,493,971

Total Investments in Securities 98.24% (cost $2,551,326,918)						2,559,425,674

Cash and Other Assets in Excess of Liabilities 1.76%						45,766,259

Net Assets 100.00%						$2,605,191,933

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$2,099,614,624	$—	$2,099,614,624
Variable Rate Demand Notes	—	459,811,050	—	459,811,050

Total	$—	$2,559,425,674	$—	$2,559,425,674

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

MUNICIPAL BONDS 97.89%

Corporate-Backed 6.00%

AL IDA - Office Max Rmkt AMT	6.45%	12/1/2023	B2		$2,300	$2,300,460
Allegheny Co IDA - US Steel	5.50%	11/1/2016	BB-		1,500	1,562,250
Allegheny Co IDA - US Steel	6.50%	5/1/2017	BB-		3,315	3,546,685
Allegheny Co IDA - US Steel	6.75%	11/1/2024	BB-		3,800	4,154,426
Alliance Arpt - FedEx AMT	4.85%	4/1/2021	Baa1		1,000	1,044,580
Babylon IDA - Covanta	5.00%	1/1/2019	AA		4,000	4,301,680
Beaver Co IDA - FirstEnergy Rmkt	2.50%	12/1/2041	BBB-		6,000	5,920,560
Burke Co Dev - GA Power	1.75%	12/1/2049	A		15,000	15,130,500
Burke Co Dev - GA Power	2.40%	1/1/2040	A		8,500	8,125,150
Charlotte Spl Facs - US Airways AMT	5.60%	7/1/2027	NR		5,000	4,738,550
Citizens Property Insurance Corp	5.00%	6/1/2018	A+		10,000	11,222,200
Citizens Property Insurance Corp	5.25%	6/1/2017	A+		7,000	7,795,760
Citizens Property Insurance Corp	6.00%	6/1/2016	A+		9,415	10,522,863
Clayton Co SFR - Delta Airlines AMT	9.00%	6/1/2035	B		3,300	3,613,269
DeSoto Parish Env Impt - Intl Paper AMT	4.75%	3/1/2019	BBB		6,480	6,702,718
Farmington Poll Ctl - NM Pub Svc	4.75%	6/1/2040	BBB		10,000	10,542,700
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2026	NR		2,000	1,952,280
Gulf Coast IDA - CITGO AMT	4.875%	5/1/2025	BB+		4,000	3,937,960
IN Fin Auth - US Steel	6.00%	12/1/2019	BB-		5,000	5,285,150
Intl Falls Poll Ctl - Office Max	5.65%	12/1/2022	NR		1,000	1,000,780
Jay Solid Waste - Intl Paper AMT	4.90%	11/1/2017	BBB		2,890	2,969,966
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A-		3,500	3,745,140
LA Env Facs - Westlake Chem Rmkt	6.50%	8/1/2029	BBB-		6,630	7,199,915
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2028	BBB-		1,800	1,794,150
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR		1,500	1,503,330
Martin Co IDA - Indiantown Cogen AMT	4.20%	12/15/2025	Ba1		4,500	4,232,925
Matagorda Co Nav Dist - AEP TX Central	4.00%	6/1/2030	BBB		8,000	7,027,040
Matagorda Co Nav Dist - AEP TX Central	4.00%	6/1/2030	BBB		5,600	4,918,928
MD EDC - Chesapeake Bay Hyatt	5.00%	12/1/2016	NR		2,570	2,181,570
MD IDA - Synagro-Baltimore AMT	5.25%	12/1/2013	BBB+	(c)	750	757,958
MD IDA - Synagro-Baltimore AMT	5.375%	12/1/2014	BBB+	(c)	1,000	1,030,310
Nez Perce Co Poll Ctl - Potlatch	6.00%	10/1/2024	BB+		1,000	1,003,540
NH Poll Ctl - United Illuminating AMT	4.50%	7/1/2027	BBB		5,000	5,213,250
Niagara Area Dev Corp - Covanta	4.00%	11/1/2024	Ba2		5,300	5,326,977
NJ EDA - Continental Airlines AMT	4.875%	9/15/2019	B		5,000	4,883,400
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023	B		6,725	6,519,349
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	B		13,820	12,972,005
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR		4,780	4,973,925
NYC IDA - Jetblue AMT	5.00%	5/15/2020	B-		2,445	2,389,352
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB-		3,500	3,474,485
PA Econ Dev - Waste Mgmt	1.75%	12/1/2033	BBB		5,500	5,525,905
Seminole Tribe Spl Oblig†	5.125%	10/1/2017	BBB-		2,450	2,548,711

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Corporate-Backed (continued)

St Charles Parish - Valero Energy	4.00%		12/1/2040	BBB	$4,000	$3,979,120
Valdez Marine Term - BP	5.00%		1/1/2021	A	2,800	3,236,352
Valdez Marine Term - BP	5.00%		1/1/2021	A	10,000	11,499,900
West Pace Coop Dist	9.125%		5/1/2039	NR	4,950	4,512,568
Whiting Env Facs - BP Rmkt	5.25%		1/1/2021	A	6,000	7,049,580
WI PFA - TRIPS AMT	5.25%		7/1/2028	BBB-	3,750	3,784,762

Total						239,654,934

Education 5.05%

Adams Co IDA - Gettysburg Clg	5.00%		8/15/2020	A	1,760	1,990,032
AZ Brd Regents COP - Univ of AZ	5.00%		6/1/2020	AA-	5,000	5,778,450
AZ Brd Regents COP - Univ of AZ	5.00%		6/1/2021	AA-	6,745	7,750,005
CA Fin Auth - Biola Univ	5.00%		10/1/2028	Baa1	420	415,552
CA Fin Auth - Biola Univ	5.00%		10/1/2030	Baa1	430	417,865
CA Fin Auth - Biola Univ	5.625%		10/1/2023	Baa1	1,015	1,094,657
CA State Univ Sys	5.00%		11/1/2024	Aa2	5,000	5,653,150
CA Stwde - Thomas Jeff Sch of Law†	7.25%		10/1/2032	BB	1,000	1,001,990
Cleveland State Univ	5.00%		6/1/2024	A+	1,775	1,977,066
Cuyahoga CCD	5.00%		8/1/2020	Aa2	1,800	2,090,304
DC University Rev - Georgetown Univ	5.00%		4/1/2030	A-	5,000	5,576,450
E Hempfield Twp IDA - Millersville Univ	5.00%		7/1/2030	BBB-	1,000	955,870
Fulton Co Dev - GA Tech Athletic Assoc	5.00%		10/1/2022	A2	17,480	19,934,891
Harris Co Cultural Ed - Baylor Clg / Med	5.00%		11/15/2019	A-	1,910	2,126,021
Hudson Co BAN	1.00%		12/6/2013	NR	15,000	15,041,100
IL Fin Auth - IL Inst of Tech	5.00%		4/1/2016	Baa3	2,500	2,578,000
IL Fin Auth - IL Inst of Tech	5.00%		4/1/2020	Baa3	1,000	1,000,180
IL Fin Auth - IL Inst of Tech	6.50%		2/1/2023	Baa3	2,000	2,120,420
IL Fin Auth - Loyola Univ Chicago	5.00%		7/1/2025	A	8,620	9,505,360
IL Fin Auth - Univ of Chicago	5.50%		7/1/2021	Aa1	5,000	5,848,600
MA DFA - Boston Univ	0.61%	#	10/1/2042	A1	7,000	7,000,000
MA DFA - Boston Univ	0.64%	#	10/1/2040	A1	3,000	2,998,230
MA Hlth & Ed - Harvard Univ	5.25%		11/15/2019	AAA	2,850	3,418,604
Marietta Dev Auth - Life Univ	6.25%		6/15/2020	Ba3	2,300	2,335,995
MD Hlth & Hi Ed - Wash Christian Admy(e)	5.25%		7/1/2018	NR	250	72,500
MI Hi Ed - Creative Studies	5.00%		12/1/2016	Baa3	1,235	1,332,997
MI Hi Ed - Creative Studies	5.25%		12/1/2018	Baa3	1,120	1,201,682
MO Hlth & Ed - Washington Univ	5.25%		3/15/2018	AAA	660	775,837
NC Cap Facs - High Point Univ	5.00%		5/1/2032	BBB+	2,500	2,553,425
NH Hlth & Ed - Univ Sys of NH	5.50%		7/1/2020	Aa3	1,890	2,221,071
NJ Ed Facs - Higher Ed Cap Impt (AGM)	5.00%		9/1/2019	AA-	4,270	4,442,295
NJ Ed Facs - Univ Med & Dent	6.50%		12/1/2019	Baa1	5,595	6,552,472
NY Dorm - Montefiore Med Ctr (NPFGC)(FGIC)(FHA)	5.00%		2/1/2022	A	2,500	2,606,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)

NY Dorm - Pace Univ	4.00%		5/1/2022	BBB-	$1,000	$1,005,140
NY Dorm - Pace Univ	5.00%		5/1/2021	BBB-	1,750	1,914,500
NY Dorm - Pace Univ	5.00%		5/1/2023	BBB-	1,000	1,073,820
NY Dorm - Pace Univ	5.00%		5/1/2026	BBB-	1,000	1,050,660
OH Hi Ed - Ashland Univ	6.25%		9/1/2024	B3	3,900	3,915,210
PA Hi Ed	5.00%		6/15/2019	Aa3	2,455	2,795,459
PA Hi Ed	5.25%		6/15/2018	Aa3	1,000	1,164,220
PA Hi Ed - Shippensburg Univ	5.00%		10/1/2030	BBB-	1,000	994,210
PA Hi Ed - UPenn	5.00%		9/1/2019	AA+	3,450	4,053,612
PR Indl Tourist - Inter American Univ	5.00%		10/1/2019	A-	1,000	1,063,810
PR Indl Tourist - Inter American Univ	5.00%		10/1/2020	A-	1,000	1,059,710
PR Indl Tourist - Inter American Univ	5.00%		10/1/2022	A-	350	375,407
RI Hlth & Ed - Pub Sch Fin (AGM)	5.00%		5/15/2018	Aa3	1,855	2,069,809
Texas A&M Univ	5.00%		7/1/2021	AAA	7,870	9,426,371
TX Univ Sys	5.25%		3/15/2019	Aa2	5,000	5,749,550
Univ of Minnesota - Stadium	5.00%		8/1/2018	Aa1	1,000	1,108,700
Univ of North Carolina - Chapel Hill	0.88%	#	12/1/2041	Aaa	15,000	15,063,000
Univ of Pittsburgh	5.00%		9/15/2019	Aa1	2,030	2,366,006
Univ of Texas	5.25%		8/15/2019	AAA	5,000	5,831,500
Univ of Toledo	5.00%		6/1/2018	A+	1,145	1,306,628
Univ of Toledo	5.00%		6/1/2019	A+	2,800	3,217,228
Western MI Univ (AG)	5.25%		11/15/2020	AA-	3,980	4,582,493

Total						201,554,439

General Obligation 18.28%

Arkansas City Bldg - So Cent Reg Med	6.25%		9/1/2024	Baa3	2,335	2,607,074
Bellwood GO	5.875%		12/1/2027	NR	3,000	2,783,730
Bellwood GO	6.15%		12/1/2032	NR	2,770	2,532,833
Boone McHenry & Dekalb Co CUSD #100 (NPFGC)	5.00%		1/1/2018	Aa3	2,500	2,624,650
CA State GO	5.00%		8/1/2018	A1	3,000	3,358,830
CA State GO	5.00%		2/1/2021	A1	21,090	24,661,170
CA State GO	5.00%		9/1/2021	A1	15,500	18,181,810
CA State GO	5.00%		9/1/2021	A1	13,685	16,052,779
CA State GO	5.00%		2/1/2022	A1	20,000	23,317,600
CA State GO	5.25%		10/1/2020	A1	10,000	11,643,200
CA State GO	5.25%		3/1/2022	A1	6,320	7,213,522
CA State GO	5.25%		9/1/2024	A1	10,000	11,477,200
Chabot/Las Positas CCD	5.00%		8/1/2023	Aa3	3,000	3,470,370
Chicago Pk Dist	5.50%		1/1/2022	AA+	1,750	1,985,270
Cook Co GO	5.00%		11/15/2019	AA	1,500	1,719,405
Cook Co GO	5.00%		11/15/2019	AA	1,405	1,610,509
Cook Co GO	5.00%		11/15/2020	AA	5,000	5,785,100
Cook Co GO	5.00%		11/15/2021	AA	8,435	9,369,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)

Cook Co GO	5.00%		11/15/2021	AA	$5,000	$5,787,000
Cook Co GO	5.00%		11/15/2022	AA	2,000	2,278,880
Cook Co GO	5.00%		11/15/2023	AA	2,000	2,251,360
CT State GO	5.00%		11/1/2018	AA	9,500	11,090,205
CT State GO	5.00%		6/1/2021	AA	10,000	11,807,800
CT State GO	5.00%		5/15/2022	AA	8,615	9,984,096
Cumberland Valley Sch Dist (AGM)	5.00%		11/15/2019	Aa3	3,000	3,247,560
DC GO (BHAC)	5.00%		6/1/2021	AA+	3,500	3,934,665
Detroit - State Aid GO	4.50%		11/1/2023	AA	13,105	13,136,714
Detroit - State Aid GO	5.00%		11/1/2018	AA	3,320	3,615,546
Florida St Dept Trans	5.00%		7/1/2021	AAA	7,760	9,176,355
Frederick Co	4.00%		8/1/2019	AA+	9,380	10,522,672
Frederick Co	4.00%		8/1/2020	AA+	9,720	10,921,781
Fresno USD (NPFGC)	5.25%		2/1/2024	A+	3,285	3,636,232
Garland ISD	5.00%		2/15/2020	Aaa	2,000	2,296,580
Guam GO	5.75%		11/15/2014	B+	870	889,018
Guam GO	6.75%		11/15/2029	B+	6,475	6,925,725
Gwinnett Co Dev - Gwinnett Co Pub Sch COP (NPFGC)	5.25%		1/1/2020	AA+	5,000	5,829,300
Harris Co GO	5.00%		8/15/2024	AA-	5,000	5,624,900
Henry Co Sch Dist	4.50%		8/1/2022	AA+	5,000	5,737,550
HI State GO	5.00%		11/1/2021	AA	13,000	15,504,710
HI State GO (AMBAC)	5.00%		7/1/2015	AA	40	43,492
Houston GO	5.00%		3/1/2018	AA	10,000	11,555,100
IL State GO	4.00%		1/1/2022	A-	15,000	15,096,750
IL State GO	5.00%		10/1/2017	A-	4,035	4,073,131
IL State GO	5.00%		8/1/2018	A-	9,000	9,984,960
IL State GO(a)	5.00%		7/1/2022	A-	6,500	7,032,935
IL State GO	5.00%		8/1/2023	A-	5,350	5,753,229
IL State GO (NPFGC)	5.50%		8/1/2016	A	2,255	2,505,846
Kane Cook & De Kalb Co Sch Dist #30 (AG)(AMBAC)	5.00%		1/1/2023	AA-	2,700	2,899,233
Kane Sch Dist #131 - Aurora (AG)	5.00%		6/1/2019	AA-	2,730	3,076,301
Katy ISD PSF GTD	0.78%	#	8/15/2036	AAA	17,500	17,609,375
King Co Sch Dist #414 - Lake Washington	5.00%		12/1/2019	Aaa	2,500	2,926,150
LA State GO	5.00%		9/1/2022	Aa2	5,120	6,016,666
Los Angeles GO	5.00%		9/1/2020	Aa2	6,145	7,230,084
Los Angeles GO	5.00%		9/1/2021	Aa2	5,180	6,130,478
Los Angeles USD (NPFGC)	4.50%		7/1/2025	Aa2	6,290	6,657,273
MD State GO	4.50%		8/1/2019	AAA	10,000	11,635,300
Met Govt Nashville GO	5.00%		1/1/2018	Aa1	8,325	9,563,344
Met Govt Nashville GO	5.00%		5/15/2020	Aa1	4,450	4,956,544
Met Govt Nashville GO	5.00%		7/1/2022	Aa1	10,380	12,229,820
Miami Dade Co GO	5.25%		7/1/2019	Aa2	3,225	3,757,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

General Obligation (continued)

MN State GO	5.00%		10/1/2017	AA+		$5,000	$5,781,600
MS Dev Bank - Marshall Co	5.00%		1/1/2020	AA-		1,855	2,114,700
MS Dev Bank - Marshall Co	5.00%		1/1/2021	AA-		2,185	2,496,821
NC State GO	4.00%		5/1/2021	AAA		16,560	18,565,747
NYC GO	5.00%		8/1/2021	AA		15,000	17,667,150
NYC GO	5.00%		8/1/2021	AA		15,000	17,667,150
NYC GO	5.00%		8/1/2022	AA		10,000	11,541,300
NYC GO	5.00%		8/1/2023	AA		11,850	13,529,500
OH Infrastructure	5.50%		6/15/2020	AA		4,500	5,127,075
OH State GO	5.00%		8/1/2020	AA+		16,870	20,071,757
OH State GO	5.00%		8/1/2022	AA+		13,550	16,115,963
Onondaga Co GO	5.00%		3/1/2020	AA+		1,150	1,343,821
Otsego Pub Sch Dist (AGM)	4.00%		5/1/2021	AA-		2,245	2,362,930
PA State GO	5.00%		7/1/2019	AA		9,900	11,667,843
Peralta CCD	5.00%		8/1/2021	AA-		3,000	3,523,860
Pittsburgh PA Sch District	4.00%		9/1/2019	Aa3		5,900	6,370,761
Pittsburgh PA Sch District	4.00%		9/1/2020	Aa3		5,575	5,987,494
PR Comwlth GO	5.375%		7/1/2030	BBB-		10,000	9,245,500
PR Comwlth GO (XLCA)	5.50%		7/1/2017	BBB-		6,490	6,724,873
PR Pub Bldg Auth GTD	5.75%		7/1/2022	BBB-		9,305	9,435,363
RI State GO	5.00%		8/1/2019	AA		16,945	19,577,914
San Francisco City & Co USD	4.00%		6/15/2021	Aa2		9,740	10,745,168
San Jose USD (NPFGC)(FGIC)	4.50%		8/1/2023	AA		2,825	3,014,671
Shelby Co GO	5.00%		4/1/2019	AA+		1,200	1,402,212
WA State GO	5.00%		8/1/2022	AA+		14,245	16,755,254
WA State GO	5.00%		1/1/2024	AA+		5,000	5,700,000
WI State GO	5.00%		11/1/2020	AA		5,000	5,920,250
WI State GO (NPFGC)	5.00%		5/1/2019	AA		10,000	10,692,300
Williamson Co GO	4.00%		2/15/2020	AAA		10,080	11,270,448
Williamson Co GO	5.00%		2/15/2021	AAA		5,640	6,676,632
Woonsocket GO	7.125%		6/15/2016	B3		2,935	3,008,610
Worcester GO (AGM)	5.25%		10/1/2019	AA-		1,000	1,091,030
Worcester GO (AGM)	5.25%		10/1/2020	AA-		1,195	1,295,201

Total							729,817,804

Health Care 14.70%

Abag Fin Auth - Episcopal Senior	2.15%		7/1/2019	BBB		3,000	2,818,440
Alachua Co Hlth - Bonita Springs	7.125%		11/15/2016	NR		8,000	8,134,960
Alachua Co IDA - No FL Retirement Vlg	5.625%		11/15/2022	NR		2,000	1,934,180
Alachua Co IDA - No FL Retirement Vlg	5.75%		11/15/2026	NR		6,000	5,704,260
Albany IDA - St Peters Hsp	5.00%		11/15/2015	A-		200	216,748
Atlantic Bch Hlth - Fleet Landing	5.00%		11/15/2028	BBB	(c)	2,020	2,060,844
AZ Hlth Facs - Phoenix Childrens Hsp	1.91%	#	2/1/2048	BBB+		14,500	14,717,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

AZ Hlth Facs - Phoenix Childrens Hsp	5.00%	2/1/2030	BBB+		$6,000	$6,121,380
Birmingham Baptist Med Ctr - Baptist Hlth	5.25%	11/15/2016	Baa2		2,605	2,736,032
Blount Co Hlth & Ed - Asbury	5.125%	4/1/2023	NR		4,875	4,911,757
CA Fin Auth - Cmnty Hsps COP	5.00%	2/1/2016	BBB		2,000	2,132,820
CA Fin Auth - Cmnty Hsps COP	5.00%	2/1/2017	BBB		2,245	2,427,900
CA Hlth - Catholic Hlthcare W	5.125%	7/1/2022	A		1,130	1,203,744
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2022	BBB+		1,540	1,669,268
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2023	BBB+		1,000	1,075,820
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2024	BBB+		2,000	2,135,520
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2025	BBB+		4,880	5,171,775
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2026	BBB+		3,705	3,897,215
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2027	BBB+		4,000	4,176,160
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,300	1,347,151
CA Hlth - City of Hope	4.00%	11/15/2020	A+		1,450	1,586,286
CA Hlth - City of Hope	5.00%	11/15/2023	A+		1,470	1,680,078
CA Hlth - Episcopal Home	5.50%	2/1/2024	A		2,000	2,454,300
CA Hlth - Scripps Hlth	5.50%	10/1/2020	AA-		2,000	2,278,340
CA Hlth - Sutter Hlth	5.25%	8/15/2024	AA-		6,920	7,887,070
CA Stwde - So Cal Presbyterian	6.25%	11/15/2019	BBB-		1,600	1,773,936
Camden Co Impt Auth - Cooper Hlth	5.25%	2/15/2027	BBB		12,500	12,937,500
Charlotte Meck Hsp - Carolinas Hlth	5.00%	1/15/2019	AA-		4,455	4,960,286
CO Hlth Facs - American Baptist	7.00%	8/1/2019	NR		1,500	1,627,710
CO Hlth Facs - Christian Living Cmnty	5.125%	1/1/2030	NR		600	580,860
CO Hlth Facs - Sisters Leavenworth	5.00%	1/1/2019	AA		6,000	6,864,960
CO Hlth Facs - Sisters Leavenworth	5.00%	1/1/2021	AA		6,555	7,319,313
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2032	NR		1,200	1,173,612
Delaware Co Hsp - Crozer-Keystone	5.00%	12/15/2019	BBB-		1,000	1,021,880
Doylestown Hsp Auth (AG)	5.00%	7/1/2022	AA-		1,000	1,014,550
Duluth EDA - St Lukes Hsp	5.75%	6/15/2032	NR		4,250	4,288,292
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	BBB+	(c)	3,085	3,273,771
Fairfax Co EDA - Vinson Hall	4.50%	12/1/2032	NR		2,500	2,206,625
Flint Hsp Bldg Auth - Hurley Med Ctr	6.00%	7/1/2020	Ba1		1,015	1,016,441
Gaithersburg Econ Dev - Asbury	5.50%	1/1/2018	BBB	(c)	3,535	3,841,979
Gaithersburg Econ Dev - Asbury	5.65%	1/1/2019	BBB	(c)	2,000	2,197,520
Glynn Brunswick Mem Hsp - SE GA Hlth	4.75%	8/1/2019	A2		3,840	4,243,738
Hanover Co EDA - Covenant Woods	4.50%	7/1/2030	NR		2,790	2,473,168
Harris Co Cultural Ed - Brazos	4.00%	1/1/2023	NR		1,325	1,236,278
Harris Co Cultural Ed - Brazos	5.00%	1/1/2033	NR		545	508,954
HI Dept Budget - Kahala Nui	5.00%	11/15/2027	BBB-	(c)	1,500	1,515,570
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2027	NR		2,000	1,929,620
IA Fin Auth - Genesis Hlth Sys	5.00%	7/1/2019	A1		4,075	4,578,507
IL Fin Auth - Ascension Hlth	5.00%	11/15/2042	AA+		3,000	3,360,570
IL Fin Auth - Hsp Sisters Hlth	5.00%	8/15/2020	AA-		2,695	3,107,012
IL Fin Auth - Hsp Sisters Hlth	5.00%	8/15/2021	AA-		5,510	6,336,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+	$2,500	$2,763,963
IL Fin Auth - Provena Hlth	5.75%	5/1/2018	BBB+	1,000	1,134,240
IL Fin Auth - Provena Hlth	5.75%	5/1/2019	BBB+	3,000	3,431,070
IL Fin Auth - Provena Hlth	6.00%	5/1/2020	BBB+	4,000	4,657,840
IL Fin Auth - Rush Univ Med	6.00%	11/1/2019	A	1,000	1,154,640
IN Bd Bk - Hendricks Regl Hlth	5.00%	2/1/2019	AA	1,765	2,011,112
Iron River Hsp - Iron Co Comnty Hsps	6.00%	5/15/2020	NR	590	615,942
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2018	AA-	4,350	4,824,106
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2019	AA-	4,400	4,901,028
Kansas City IDA - Bishop Spencer	6.25%	1/1/2024	NR	895	906,295
Kansas City IDA - Bishop Spencer	6.50%	1/1/2035	NR	2,500	2,513,000
Kaweah Delta Hlth Care Dist	5.00%	6/1/2020	A3	2,000	2,241,320
Kent Hsp Fin Auth - Metropolitan Hsp	5.50%	7/1/2020	BB+	3,275	3,468,258
KS DFA - Adventist Hlth	5.00%	11/15/2020	AA-	1,775	2,026,784
KS DFA - Adventist Hlth	5.25%	11/15/2019	AA-	1,580	1,850,449
KY EDA - Masonic Homes	5.375%	11/15/2032	NR	2,385	2,321,893
LA PFA - Christus Hlth	5.25%	7/1/2020	A+	3,200	3,631,776
Lufkin Hlth - Mem Hlth	6.00%	2/15/2024	BBB-	7,535	8,159,953
MA DFA - Boston Med Ctr	5.00%	7/1/2020	BBB+	5,185	5,687,426
MA DFA - Boston Med Ctr	5.00%	7/1/2021	BBB+	5,705	6,243,153
MA DFA - Groves in Lincoln(e)	7.25%	6/1/2016	NR	5,000	2,200,000
MD Hlth & Ed - Mercy Med Ctr	5.00%	7/1/2031	BBB	1,100	1,121,549
MD Hlth & Hi Ed - Univ MD Med Sys	5.00%	7/1/2020	A2	4,905	5,604,257
MD Hlth & Hi Ed - Univ MD Med Sys	5.00%	7/1/2021	A2	5,550	6,261,954
ME Hlth & Hi Ed - Eastern ME Med	5.00%	7/1/2033	Baa1	3,000	3,090,420
ME Hlth & Hi Ed - Maine General Hlth	6.00%	7/1/2026	Baa3	7,755	8,818,676
ME Hlth & Hi Ed - Pooled Fing	4.50%	7/1/2018	A1	2,605	2,902,595
ME Hlth & Hi Ed - Pooled Fing (NPFGC)	5.375%	7/1/2018	A1	2,700	2,793,609
ME Hlth & Hi Ed - Pooled Fing ETM	4.50%	7/1/2018	NR	35	39,998
Mesquite Hlth - Christian Care Ctrs	5.50%	2/15/2025	BBB-	3,250	3,313,927
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2019	A-	2,660	2,946,136
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2022	A-	2,960	3,245,048
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2027	A-	7,250	7,556,675
MI Hsp - Ascension Hlth(b)	1.87%	11/1/2027	AA	8,950	8,962,127
MI Hsp - McLaren Hlthcare	5.00%	6/1/2018	Aa3	3,175	3,619,976
MI Hsp - McLaren Hlthcare	5.00%	6/1/2019	Aa3	3,345	3,845,412
MI Hsp - McLaren Hlthcare	5.00%	6/1/2020	Aa3	5,540	6,387,343
Miami Beach Hlth - Mount Sinai Med Ctr	6.75%	11/15/2021	Baa2	2,585	2,713,733
MN Agric & Econ Dev - Essential Hlth Rmkt (AG)	5.50%	2/15/2025	AA-	4,500	5,027,310
Montgomery Co IDA - New Regl Med Ctr (FHA)	5.00%	8/1/2018	AA	1,605	1,829,700
Montgomery Co IDA - New Regl Med Ctr (FHA)	5.00%	8/1/2019	AA	1,790	2,026,817
Montgomery Co IDA - New Regl Med Ctr (FHA)	5.00%	8/1/2020	AA	1,000	1,131,430
MS Hsp - Baptist Health	5.00%	8/15/2017	A-	2,500	2,793,875
MS Hsp - Baptist Health	5.00%	8/15/2018	A-	3,000	3,313,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

MS Hsp - North MS Hlth Svcs	5.00%	10/1/2017	AA		$2,500	$2,856,250
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2033	BB+		6,500	5,952,050
Nassau Co LEAC - S Nassau Cmntys Hsp	5.00%	7/1/2027	A3		1,500	1,600,695
Nassau Co LEAC - S Nassau Cmntys Hsp	5.00%	7/1/2031	A3		2,000	2,082,300
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2027	Baa1		3,000	3,017,280
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa1		4,000	3,918,360
NC Med - Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,325,651
NJ Hlth - AHS Hsp Corp	5.125%	7/1/2019	A1		1,500	1,672,605
NJ Hlth - Barnabas Hlth	5.00%	7/1/2019	BBB+		10,000	10,951,900
NJ Hlth - St Josephs Hlth	6.00%	7/1/2018	BBB-		6,590	7,191,403
NJ Hlth - St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,148,354
NJ Hlth - St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	5,918,825
NJ Hlth - Trinitas Hsp	5.25%	7/1/2023	BBB-		5,000	5,291,050
NJ Hlth - Virtua Hlth (AG)	5.50%	7/1/2020	AA-		5,455	6,217,391
NM Hsp - Haverland	5.00%	7/1/2032	BBB-	(c)	1,000	906,490
Northampton Co GPA - St Lukes Hsp	5.00%	8/15/2019	A3		2,000	2,156,840
NY Dorm - North Shore LI Jewish	5.00%	5/1/2019	A-		4,000	4,597,520
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2019	A-		2,000	2,274,360
NY Dorm - Orange Regl Med	6.50%	12/1/2021	Ba1		1,000	1,114,860
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,635	1,894,720
NYC Hlth & Hsp Corp	5.00%	2/15/2022	Aa3		5,000	5,774,700
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,627,680
Oklahoma Co Fin Auth - Epworth Villa	5.00%	4/1/2033	NR		1,000	948,220
Orange Co Hlth - Orlando Hlth	5.25%	10/1/2020	A		5,000	5,657,350
PA Hi Ed - Univ Pittsburgh Med Ctr	5.00%	5/15/2020	Aa3		8,000	9,243,600
Palm Beach Co Hlth - ACTS Retirement	5.00%	11/15/2020	BBB+		6,300	6,502,293
Palomar Hlth Care Dist COP	5.25%	11/1/2021	Baa3		5,000	5,273,050
Philadelphia Hsps - Temple Univ Hlth	6.25%	7/1/2023	BB+		9,500	10,318,425
Roanoke EDA - Carilion Clinic	5.00%	7/1/2025	A+		10,000	10,737,300
Rochester Hlth Care - Mayo Clinic	4.50%	11/15/2038	AA		9,500	10,757,515
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	12,177,100
Sartell Hlth Care - Country Manor	5.25%	9/1/2030	NR		1,000	951,060
SC Jobs EDA - Tuomey Hsp (AMBAC)	5.00%	11/1/2018	NR		1,895	1,816,092
SC Jobs EDA - Tuomey Hsp (CIFG)	5.00%	11/1/2019	BB		3,620	3,440,738
Scottsdale IDA - Scottsdale Hlthcare	5.00%	9/1/2017	A2		2,000	2,210,540
SE Port Auth - Memorial Hlth	5.75%	12/1/2032	NR		1,900	1,969,730
Shelby Co Hlth Ed Hsg - Baptist Mem Hlth	5.00%	9/1/2017	AA-		4,000	4,481,840
Shelby Co Hlth Ed Hsg - Vlg Germantwn	5.00%	12/1/2032	NR		3,880	3,533,671
So Broward Hsp Dist - Memorial Hlthcare (NPFGC)	5.00%	5/1/2019	AA-		5,130	5,568,666
So Broward Hsp Dist - Memorial Hlthcare (NPFGC)	5.00%	5/1/2022	AA-		2,710	2,884,605
St Paul Hsg & Redev - Healtheast	5.00%	11/15/2017	BBB-		2,900	3,072,376
Sylacauga Hlth - Coosa Vy Med Ctr	5.375%	8/1/2015	NR		1,005	1,026,819
Sylacauga Hlth - Coosa Vy Med Ctr	6.00%	8/1/2025	NR		3,525	3,456,685
Tarrant Co Cultural - Christus Hlth (AG)	5.75%	7/1/2018	AA-		2,685	2,848,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

Thomasville Hsp Auth - John Archbold	4.75%	11/1/2025	A		$6,150	$6,307,686
Travis Co Hlth - Longhorn Vlg	5.50%	1/1/2017	NR		2,850	2,834,809
Tyler Hlth - Mother Frances Hsp	5.50%	7/1/2027	Baa1		3,975	4,303,216
Univ Alabama Birmingham Hsp	5.25%	9/1/2017	A+		1,180	1,331,854
Univ Med Ctr Corp	6.00%	7/1/2024	BBB+		1,000	1,125,500
Westchester Co Hlth Care	5.00%	11/1/2019	A3		4,000	4,474,920
Westchester Co Hlth Care	5.125%	11/1/2020	A3		5,500	6,197,950
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2028	BBB	(c)	1,350	1,353,038
WI Hlth & Ed - Ascension Hlth(b)	5.00%	11/15/2033	AA+		7,000	7,469,525
WI Hlth & Ed - Aurora Hlth	5.00%	7/15/2026	A3		5,575	5,982,477
WI Hlth & Ed - Froedtert & Cmnty Hlth	5.00%	4/1/2019	AA-		1,110	1,268,441
WI Hlth & Ed - Wheaton Franciscan Hlth	5.25%	8/15/2017	A-		8,160	9,112,027
WI Hlth & Ed - Wheaton Franciscan Hlth	5.25%	8/15/2018	A-		2,000	2,222,980
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2027	Baa2		3,450	3,567,645
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2032	Baa2		2,275	2,274,909
WV Hsp - Herbert Thomas Hlth	6.00%	10/1/2020	NR		1,600	1,629,296

Total						586,783,405

Housing 0.36%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2032	NR		500	579,770
Athens Hsg Auth - UGA E Campus Hsg	4.00%	12/1/2019	Aa2		2,045	2,254,940
CA Stwde - American Baptist	2.10%	10/1/2019	BBB		2,200	2,125,816
CA Stwde - CHF-Irvine LLC	6.00%	5/15/2023	Baa2		2,000	2,173,340
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(c)	1,500	1,376,895
NJ EDA - Montclair St Std Hsg	5.00%	6/1/2018	Baa3		1,390	1,520,021
NJ EDA - Montclair St Std Hsg	5.25%	6/1/2019	Baa3		1,610	1,781,851
PA Hi Ed - Edinboro Univ	5.00%	7/1/2018	Baa3		215	222,675
WA Hsg - Emerald Heights	4.00%	7/1/2019	A-	(c)	1,130	1,158,465
WA Hsg - Emerald Heights	5.00%	7/1/2022	A-	(c)	1,000	1,063,260

Total						14,257,033

Lease Obligations 9.16%

AZ Sch Brd COP (NPFGC)(FGIC)	5.00%	9/1/2019	A+		4,850	5,189,161
Broward Co Sch Brd COP	5.00%	7/1/2021	Aa3		5,000	5,721,400
CA Pub Wks - Dept Gen Svcs	5.00%	4/1/2020	A2		4,085	4,658,657
CA Pub Wks - Dept Hsps	5.00%	6/1/2023	A2		3,000	3,444,480
CA Pub Wks - Dept Hsps	5.00%	6/1/2024	A2		10,000	11,158,000
CA Pub Wks - Various Cap Proj	5.00%	3/1/2018	A2		7,490	8,510,138
CA Pub Wks - Various Cap Proj	5.00%	11/1/2019	A2		1,000	1,162,600
CA Pub Wks - Various Cap Proj	5.00%	11/1/2020	A2		1,500	1,729,005
CA Pub Wks - Various Cap Proj	5.00%	4/1/2021	A2		3,250	3,764,183
CA Pub Wks - Various Cap Proj	5.00%	11/1/2021	A2		1,000	1,157,540
CA Pub Wks - Various Cap Proj	5.00%	4/1/2022	A2		4,200	4,852,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)

CA Pub Wks - Various Cap Proj	5.25%	10/1/2019	A2	$11,370	$13,448,095
Cleveland COP - Cleveland Stadium	4.75%	11/15/2020	A	3,000	3,355,110
Cleveland COP - Cleveland Stadium	5.00%	11/15/2019	A2	2,450	2,794,446
Dallas Civic Ctr (AG)	5.00%	8/15/2021	AA-	3,800	4,228,450
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2020	A+	4,000	4,450,640
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A+	6,405	6,967,551
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2024	AA-	5,930	6,663,660
Erie Co IDA - Sch Facs	5.00%	5/1/2019	AA-	2,500	2,912,075
Erie Co IDA - Sch Facs	5.00%	5/1/2020	AA-	3,650	4,271,814
FL Dept of Children’s & Family Svcs COP (NPFGC)	5.00%	10/1/2022	AA+	2,870	3,116,447
Greenville Co Sch Dist	5.50%	12/1/2017	AA	3,000	3,497,730
Houston Co Coop Dist - Country Crossing	12.50%	6/7/2013	NR	1,768	247,520
Kansas City IDA - Downtown Redev Dist	5.00%	9/1/2022	AA-	7,470	8,337,790
KY Ppty & Bldgs Commn - Proj #90	5.75%	11/1/2019	Aa3	3,425	4,132,468
KY Ppty & Bldgs Commn - Proj #93 (AG)	5.25%	2/1/2020	AA-	2,000	2,319,660
LA PFA - Hurricane Recovery (AG)	5.00%	6/1/2020	AA-	5,000	5,326,350
Los Angeles Co COPS - Disney Concert Hall	5.00%	9/1/2022	AA-	1,250	1,425,250
Los Angeles Co Pub Wks	5.00%	8/1/2023	AA-	1,000	1,134,910
MD EDC - Public Hlth Lab	5.00%	6/1/2019	AA+	5,415	6,389,104
Mecklenburg Co COP	5.00%	2/1/2020	AA+	3,565	4,086,203
Mecklenburg Co PFC	5.00%	3/1/2020	AA+	2,525	2,924,076
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2016	A+	11,500	12,294,650
MI Strategic Fd - Cadillac Place	5.25%	10/15/2023	A+	3,865	4,303,407
MI Strategic Fd - Cadillac Place	5.25%	10/15/2024	A+	6,915	7,621,436
Miami Dade Co Sch Brd COP (NPFGC)(FGIC)	5.00%	5/1/2022	A1	11,550	12,663,766
MN State Gen Fund	5.00%	3/1/2021	AA	4,000	4,668,880
Montgomery Co IDA	5.00%	2/1/2018	AA-	1,000	1,137,170
NC Infra Fin Corp (AGM)	5.00%	5/1/2017	AA+	2,000	2,279,440
NC State Ltd GO	5.00%	5/1/2018	AA+	9,560	10,887,502
NJ EDA - Sch Facs	5.00%	9/1/2020	A+	6,730	7,759,959
NJ EDA - Sch Facs	5.00%	3/1/2022	A+	8,000	9,140,000
NJ EDA - Sch Facs	5.00%	3/1/2022	A+	5,695	6,586,097
NJ EDA - Sch Facs	5.00%	3/1/2023	A+	17,445	20,130,309
NJ EDA - Sch Facs	5.25%	12/15/2020	A+	8,125	9,348,219
NJ EDA - Sch Facs	5.25%	9/1/2023	A+	10,000	11,448,400
NJ EDA - Sch Facs	5.25%	9/1/2025	A+	5,550	6,233,149
NJ EDA - Transit Proj	5.00%	5/1/2018	A+	1,425	1,621,465
NJ EDA - Transit Proj	5.00%	5/1/2019	A+	3,000	3,448,140
NJ Sports & Expo Auth	5.00%	9/1/2018	A+	4,950	5,656,365
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2020	A+	1,000	1,193,760
NW Allen Sch Bldg Corp (AGM)	5.00%	7/15/2020	AA+	3,140	3,402,912
NY UDC - PIT(b)	5.00%	12/15/2025	AAA	1,320	1,464,783
NY UDC - PIT(b)	5.00%	12/15/2026	AAA	1,920	2,130,594
NY UDC - Svc Contract	5.00%	1/1/2022	AA-	3,705	4,223,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Lease Obligations (continued)

Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2020	A1		$8,030	$9,063,862
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2021	A1		8,750	9,890,125
Philadelphia Redev Auth	5.00%	4/15/2019	A2		2,215	2,484,743
Philadelphia Redev Auth	5.00%	4/15/2020	A2		4,525	5,085,376
Philadelphia Redev Auth	5.00%	4/15/2021	A2		2,000	2,244,740
Philadelphia Redev Auth	5.00%	4/15/2022	A2		5,195	5,800,425
PR Pub Bldg Auth GTD	7.00%	7/1/2021	BBB-		5,000	5,140,350
San Diego Conv Ctr Fing Auth	5.00%	4/15/2019	A+		2,000	2,256,120
San Diego Conv Ctr Fing Auth	5.00%	4/15/2020	A+		4,100	4,594,378
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	A+		3,750	4,195,200
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2019	AA		1,000	1,164,630
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2020	AA		825	956,282
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2022	AA		1,000	1,155,350
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2023	AA		1,000	1,154,580
Santa Clara Co Fin Auth	4.00%	2/1/2024	AA		9,810	10,089,879
Twin Rivers USD (AGM)	3.20%	6/1/2027	AA-		1,750	1,697,028
Twin Rivers USD (AGM)	3.20%	6/1/2035	AA-		920	888,876
Twin Rivers USD (AGM)	3.20%	6/1/2041	AA-		2,250	2,179,215
WI State GO	5.25%	5/1/2020	AA-		2,175	2,550,209

Total						365,612,160

Other Revenue 4.77%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	Baa2		17,300	16,651,250
Austin Convention†	6.00%	1/1/2017	Ba2		1,935	2,092,819
Baker Correctional Dev	7.50%	2/1/2030	NR		1,200	1,155,948
Baytown Twp - St Croix Prep Admy	6.00%	8/1/2018	BB		1,900	1,887,612
Brooklyn Arena LDC - Barclays Ctr	5.75%	7/15/2019	BBB-		2,715	3,038,356
CA Infra & Econ Dev - Broad Museum	5.00%	6/1/2021	Aa1		5,425	6,461,555
CA Infra & Econ Dev - Gladstone Instn	5.25%	10/1/2026	A-		10,250	11,052,062
Chester Co IDA - Collegium Chtr Sch	5.25%	10/15/2032	BBB-		6,410	5,843,933
Cleveland Arpt	5.00%	1/1/2028	A-		2,500	2,608,950
Cleveland Arpt	5.00%	1/1/2029	A-		2,500	2,589,225
Clifton Higher Ed - IDEA Pub Schs	3.75%	8/15/2022	BBB		3,265	3,149,745
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2032	BBB		915	907,168
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025	BBB-		5,110	5,505,923
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB		3,000	2,869,020
FL Brd Ed - Lottery Rev	5.00%	7/1/2020	AAA		7,645	8,960,781
FL Dept Env Protn - Florida Forever	5.00%	7/1/2018	AA-		14,650	16,834,315
FL DFC - Renaissance Chtr Sch	6.00%	6/15/2032	NR		2,250	2,028,803
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033	BB-	(c)	4,650	4,934,905
Florence Twn IDA - Legacy Trad Sch	5.75%	7/1/2033	BB		3,000	2,743,920
Houston Hi Ed - Cosmos Fndtn	4.00%	2/15/2022	BBB		1,000	982,790

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue (continued)

Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032		BBB	$2,250	$2,228,355
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1	4,000	4,434,720
La Paz Co IDA - Imperial Regl Jail	7.375%	10/1/2032		NR	5,000	4,607,700
La Vernia Hi Ed - Life Schools of Dallas	7.00%	8/15/2026		BBB-	4,455	4,994,189
Maverick Co PFC	6.25%	2/1/2024		NR	1,825	1,423,153
MD EDC - Chesapeake Bay Hyatt	5.00%	12/1/2016		NR	700	594,202
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2019		A+	1,900	2,117,455
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2020		A+	1,400	1,559,698
MI St Strategic Fd(f)	—	—	(g)	NR	400	40
Minneapolis - Ntl Marrow Donor	4.875%	8/1/2025		BBB	5,000	5,045,700
Mohave Co IDA - Mohave Prison	7.50%	5/1/2019		BBB+	3,225	3,875,031
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025		BBB+	5,000	6,123,300
NYC Cultural - Lincoln Ctr	5.75%	12/1/2018		A+	2,500	2,936,425
NYC Cultural - Whitney Museum	5.00%	7/1/2021		A	5,000	5,764,550
PA IDA - Economic Dev	5.00%	7/1/2019		A1	3,500	4,028,465
PA IDA - Economic Dev	5.00%	7/1/2020		A1	2,000	2,312,080
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)	4.75%	12/1/2015		A	5,000	5,063,150
SC Transp	5.00%	10/1/2019		A1	5,000	5,774,600
SC Transp	5.00%	10/1/2020		A1	13,105	15,094,339
Seminole Tribe Spl Oblig†	5.50%	10/1/2024		BBB-	2,400	2,546,784
WA Econ Dev Fin Auth - Waste Mgmt Rmkt	2.00%	6/1/2020		BBB	7,500	7,613,700

Total						190,436,716

Pre-Refunded 0.02%

Met Govt Nashville GO	5.00%	5/15/2020		NR	775	888,785

Special Tax 1.31%

Allentown Neighborhood Impt	5.00%	5/1/2031		Baa2	5,500	5,702,235
Atlanta Tax Alloc - Beltline Rmkt	6.75%	1/1/2020		A2	2,600	3,149,120
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2019		BBB+	2,000	2,156,100
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020		BBB+	1,000	1,061,350
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022		BBB+	1,500	1,569,090
Glendale Redev Agy	5.50%	12/1/2024		A	6,000	6,174,120
Houston Co Coop Dist - Country Crossing	10.00%	5/1/2039		NR	5,000	1,068,055
Orlando Redev TIF	5.25%	9/1/2021		A	6,415	7,225,022
Plaza Met Dist #1	4.50%	12/1/2030		NR	4,300	3,948,518
Sparks Loc Impt Dists - Dist #3	6.50%	9/1/2020		NR	400	402,388
Sparks Tourism Impt Dist†	6.50%	6/15/2020		B2	5,755	5,861,640
Village CDD #10	4.50%	5/1/2023		NR	2,325	2,283,220
Village CDD #9	5.00%	5/1/2022		NR	1,830	1,889,201
Village CDD #9	5.25%	5/1/2031		NR	1,985	2,034,168
Village CDD #9	5.75%	5/1/2021		NR	3,955	4,371,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Special Tax (continued)

Village CDD #9	6.75%		5/1/2031	NR		$2,820	$3,196,696

Total							52,092,424

Tax Revenue 6.27%

CA State Economic Recovery	5.00%		7/1/2018	Aa2		7,105	8,260,131
Contra Costa Trsp - Sales Tax	0.50%	#	3/1/2034	AA+		5,000	5,007,400
Gtr Wenatchee Regl Events Ctr	5.00%		9/1/2027	NR		1,000	973,220
Gtr Wenatchee Regl Events Ctr	5.25%		9/1/2032	NR		1,000	974,000
Guam Ltd Oblig - Section 30 Landfill	5.375%		12/1/2024	BBB+		1,000	1,052,200
Guam Ltd Oblig - Section 30 Landfill	5.50%		12/1/2019	BBB+		1,000	1,083,460
IL Sales Tax	5.00%		6/15/2019	AAA		5,550	6,455,871
IL Sales Tax	5.00%		6/15/2019	AAA		5,000	5,861,950
IL State - Unemployment Insurance Fund Bldg	5.00%		12/15/2019	AA		2,500	2,689,600
Jacksonville Sales Tax	5.00%		10/1/2021	A1		2,500	2,835,350
LA Stadium & Expo Dist	5.00%		7/1/2020	A3		1,000	1,145,700
LA Stadium & Expo Dist	5.00%		7/1/2021	A3		1,000	1,141,990
Martin Co Hospital District	7.00%		4/1/2031	BBB	(c)	3,250	3,509,057
Met Govt Nashville - Cnty Conv Ctr	5.00%		7/1/2022	A1		3,245	3,619,213
Met Pier & Expo Auth - McCormick Place	5.00%		12/15/2020	AAA		2,500	2,916,850
MTA NY - Dedicated Tax	5.00%		11/15/2019	AA		11,240	13,107,189
MTA NY - Dedicated Tax	5.00%		11/15/2020	AA		5,105	5,925,118
MTA NY - Dedicated Tax	5.00%		11/15/2021	AA		3,145	3,647,634
NJ EDA - Cigarette Tax	5.00%		6/15/2024	BBB+		3,000	3,118,410
NJ EDA - Cigarette Tax	5.00%		6/15/2028	BBB+		14,150	14,179,998
NJ EDA - Cigarette Tax	5.00%		6/15/2029	BBB+		500	497,270
NY Dorm - PIT	5.00%		12/15/2019	AAA		15,000	17,730,150
NY Dorm - PIT	5.00%		3/15/2024	AAA		15,585	17,621,648
NY Dorm - Sch Dist Fin (AG)	5.00%		10/1/2017	AA-		5,000	5,648,700
NY UDC - PIT	5.00%		3/15/2018	AAA		10,000	11,523,500
NYC TFA - Bldg Aid	5.00%		7/15/2024	AA-		10,000	11,372,300
NYC TFA - Future Tax	5.00%		5/1/2024	AAA		14,745	16,489,481
NYC TFA - Future Tax	5.00%		5/1/2025	AAA		9,000	10,073,520
NYC TFA - Future Tax ETM	5.00%		11/1/2016	NR		1,395	1,582,572
Oneida Tribe Salex Tax Rev†	5.50%		2/1/2021	AA-		2,545	2,796,395
Orange Co Tourist Dev Tax (NPFGC)	5.00%		10/1/2018	A+		1,680	1,886,254
PA Econ Dev - Unemployment Comp	5.00%		7/1/2021	Aaa		4,000	4,539,160
PA Econ Dev - Unemployment Comp	5.00%		7/1/2022	Aaa		15,000	16,573,500
Polk Co Trans Rev	5.00%		12/1/2021	A1		2,825	3,128,575
PR Corp Sales Tax	5.00%		8/1/2022	AA-		1,500	1,673,850
PR Corp Sales Tax	5.25%		8/1/2019	A+		3,215	3,531,613
PR Corp Sales Tax	5.50%		8/1/2023	A+		15,000	16,236,450
RI EDC - GARVEE (AG)	5.25%		6/15/2020	AA-		6,495	7,457,364
San Mateo Co Trans Dist (NPFGC)	4.50%		6/1/2022	AA		1,830	1,926,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tax Revenue (continued)

Sonoma Marin Area Rail Rmkt	5.00%		3/1/2019	AA		$1,950	$2,252,562
Sonoma Marin Area Rail Rmkt	5.00%		3/1/2020	AA		1,025	1,184,029
Virgin Islands PFA - Diageo Rum Tax	6.75%		10/1/2019	Baa3		2,500	2,802,225
Virgin Islands PFA - Gross Tax Rcpts (NPFGC)(FGIC)	5.00%		10/1/2018	A		1,000	1,063,260
Virgin Islands PFA - Tobacco & Liq Tax	5.00%		10/1/2019	BBB		3,000	3,315,840

Total							250,410,835

Tobacco 3.52%

Buckeye Tobacco	5.125%		6/1/2024	B-		31,490	28,438,619
Buckeye Tobacco	5.75%		6/1/2034	B-		1,360	1,110,617
Buckeye Tobacco	5.875%		6/1/2030	B-		9,500	8,057,710
Golden St Tobacco	4.50%		6/1/2027	B		8,765	8,228,582
Golden St Tobacco	5.00%		6/1/2014	A1		2,500	2,581,400
Golden St Tobacco	5.00%		6/1/2033	B-		10,000	8,435,900
Inland Empire Tobacco	4.625%		6/1/2021	B	(c)	2,530	2,419,110
Inland Empire Tobacco	5.00%		6/1/2021	B	(c)	3,350	3,294,055
MI Tob Settlement	5.125%		6/1/2022	B-		5,125	4,647,196
MI Tob Settlement	5.25%		6/1/2022	B-		6,885	6,062,243
Nthrn AK Tobacco	4.625%		6/1/2023	Ba1		3,700	3,623,558
Railsplitter Tobacco Settlement Auth	5.00%		6/1/2017	A		10,095	11,269,048
Railsplitter Tobacco Settlement Auth	6.25%		6/1/2024	A-		8,500	9,319,060
SD Edu Enhancement Fding Corp	5.00%		6/1/2023	A		1,000	1,165,680
SD Edu Enhancement Fding Corp	5.00%		6/1/2024	A-		1,000	1,141,780
SD Edu Enhancement Fding Corp	5.00%		6/1/2025	A-		1,000	1,131,840
Tobacco Settlement Fin Corp	4.50%		6/1/2023	B1		12,030	11,682,814
Tobacco Settlement Fin Corp	4.625%		6/1/2026	B1		10,000	8,984,100
Tobacco Settlement Fin Corp	4.75%		6/1/2034	B2		10,500	8,414,490
Tobacco Settlement Fin Corp	5.00%		6/1/2018	AA-		5,000	5,660,700
Tobacco Settlement Fin Corp	5.00%		6/1/2029	B2		5,000	4,421,400
Tobacco Settlement Fin Corp	5.50%		6/1/2019	AA-		495	496,693

Total							140,586,595

Transportation 13.02%

Alameda Corridor Trsp Auth	5.00%		10/1/2020	A-		1,730	2,002,475
Alameda Corridor Trsp Auth	5.00%		10/1/2021	A-		1,500	1,735,410
Atlanta Airport	5.50%		1/1/2021	A1		3,000	3,539,730
AZ Transp Brd Hwy	5.00%		7/1/2021	AA+		10,000	11,889,100
Bay Area Toll Auth	0.76%	#	4/1/2047	AA		6,000	5,848,140
Central TX Mobility Auth	5.00%		1/1/2033	Baa3		3,000	2,839,110
Central TX Mobility Auth	5.75%		1/1/2019	Baa2		750	855,803
Central TX Mobility Auth	5.75%		1/1/2020	Baa2		1,000	1,152,900
Central TX Mobility Auth	5.75%		1/1/2031	Baa2		2,000	2,182,780
Chicago O’Hare Arpt	5.00%		1/1/2022	A2		2,250	2,511,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

Chicago O’Hare Arpt (AGM)	5.00%	1/1/2020	AA-	$3,500	$3,774,015
Chicago O’Hare Arpt AMT	5.00%	1/1/2020	A2	6,320	7,136,418
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A2	11,740	13,271,835
Chicago Trans Auth (AG)	5.25%	6/1/2022	AA-	2,800	3,056,200
Clark Co Arpt (AGM)	5.00%	7/1/2022	AA-	3,905	4,392,110
CT Spl Tax - Trans Infra	5.00%	12/1/2020	AA	4,495	5,300,774
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+	635	711,714
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+	390	437,116
Dallas Area Rapid Transit(b)	5.00%	12/1/2024	AA+	515	577,217
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+	460	515,573
Delaware River Port Auth	5.00%	1/1/2027	BBB-	1,835	1,915,355
Denver City & Co Arpt (NPFGC)(FGIC)	5.00%	11/15/2022	A+	13,625	14,930,411
E470 Pub Hwy Auth (NPFGC)	Zero Coupon	9/1/2018	A	10,900	9,085,150
FL Tpk Auth - Dept Trans	5.00%	7/1/2019	AA-	10,000	11,699,100
Foothill / Eastern Corridor Toll Rd	5.80%	1/15/2020	BBB-	7,000	7,147,350
Foothill / Eastern Corridor Toll Rd (NPFGC)(IBC)	5.80%	1/15/2020	A	3,495	3,568,570
GA Rd & Twy Auth - GARVEE	5.00%	6/1/2019	AA-	3,575	4,170,059
HI Arpts Sys AMT	5.00%	7/1/2017	A	5,000	5,642,850
HI Arpts Sys AMT	5.00%	7/1/2022	A	5,130	5,792,232
Houston Arpt AMT	5.00%	7/1/2021	A	5,000	5,653,000
KY Tpk Auth	5.00%	7/1/2019	AA+	4,040	4,642,364
KY Tpk Auth	5.00%	7/1/2026	AA+	5,215	5,882,781
Los Angeles Harbor	5.00%	8/1/2024	AA	1,500	1,706,835
MBTA	5.25%	7/1/2019	AAA	5,000	5,976,050
MD EDC - CNX Consol Energy	5.75%	9/1/2025	BB	1,500	1,602,330
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	2,590	2,806,602
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	1,000	1,083,630
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A-	1,500	1,718,415
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A-	2,000	2,262,740
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A-	3,500	3,916,430
Minneapolis / St Paul Met Arpt	5.00%	1/1/2020	AA-	2,190	2,546,247
Minneapolis / St Paul Met Arpt (AMBAC)	5.00%	1/1/2024	AA-	10,250	11,250,092
Montgomery Co	4.00%	3/1/2019	Aa1	2,435	2,697,128
MTA NY	5.00%	11/15/2021	A	1,500	1,709,760
MTA NY	5.00%	11/1/2023	A	5,640	6,303,320
MTA NY	5.00%	11/15/2023	A	9,250	10,341,777
MTA NY	5.00%	11/15/2025	A	2,000	2,142,520
MTA NY - Dedicated Tax	5.00%	11/15/2019	AA	1,375	1,603,415
NC State GARVEE	4.00%	3/1/2023	AA	10,500	11,308,080
NC State GARVEE	5.00%	3/1/2018	AA	11,660	13,365,741
NJ Tpk Auth	5.00%	1/1/2021	A+	5,000	5,779,200
NJ Tpk Auth	5.00%	1/1/2023	A+	3,855	4,419,295
NJ Tpk Auth	5.00%	1/1/2024	A+	3,000	3,386,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

NJ Trans Trust Fund	5.75%		6/15/2020	A+	$7,645	$9,204,733
North TX Twy Auth	6.25%		1/1/2024	A2	5,000	5,801,050
NY Twy Auth	5.00%		1/1/2019	A+	1,700	1,951,719
NY Twy Auth	5.00%		1/1/2020	A+	1,500	1,744,995
NY Twy Auth (NPFGC)	5.00%		1/1/2019	A+	5,060	5,817,431
OH Infrastructure	5.75%		6/15/2019	AA	1,000	1,164,600
Orlando & Orange Co Expwy Auth	5.00%		7/1/2019	A	1,500	1,717,440
Orlando & Orange Co Expwy Auth	5.00%		7/1/2020	A	2,000	2,299,640
PA Tpk Commn	0.74%	#	12/1/2018	A+	5,500	5,475,690
PA Tpk Commn	5.00%		12/1/2017	A+	13,940	16,002,005
PA Tpk Commn	5.00%		12/1/2022	A+	3,500	3,983,980
PA Tpk Commn (AG)	5.00%		6/1/2018	AA-	2,500	2,840,350
PA Tpk Commn - Registration Fee (AGM)	5.25%		7/15/2019	AA-	1,270	1,465,224
Phoenix Airport	5.00%		7/1/2023	A+	7,000	7,784,070
Phoenix Airport AMT	5.00%		7/1/2020	AA-	5,000	5,762,900
Phoenix Airport AMT	5.00%		7/1/2021	AA-	3,050	3,506,432
Phoenix Airport AMT	5.00%		7/1/2022	AA-	1,500	1,722,210
Port Auth NY & NJ - JFK IAT	5.00%		12/1/2020	BBB-	6,000	6,509,460
Port Oakland AMT	5.00%		5/1/2021	A+	1,000	1,091,860
Port Oakland AMT	5.00%		5/1/2022	A+	11,000	11,904,310
Port Seattle	5.00%		8/1/2025	Aa3	10,000	11,215,500
Port Seattle PFC	5.00%		12/1/2020	A+	6,500	7,526,285
Regional Trans Dist - Denver Trans	5.00%		7/15/2021	Baa3	3,460	3,837,936
Regional Trans Dist - Denver Trans	5.00%		1/15/2022	Baa3	2,800	3,070,788
Regional Trans Dist - Denver Trans	5.125%		1/15/2023	Baa3	2,835	3,114,418
Regional Trans Dist - Denver Trans	5.125%		7/15/2023	Baa3	5,670	6,228,835
San Francisco Arpt AMT	5.00%		5/1/2026	A+	10,000	10,752,500
San Francisco Arpt AMT	5.00%		5/1/2028	A+	7,450	7,834,867
South Jersey Trans Auth	5.00%		11/1/2020	A-	2,000	2,264,100
South Jersey Trans Auth	5.00%		11/1/2021	A-	5,305	5,993,854
Southeastern PA Transp Auth	5.00%		6/1/2023	A+	2,500	2,823,425
St Louis Arpt - Lambert Intl Airport	5.125%		7/1/2016	A-	1,920	2,136,192
St Louis Arpt - Lambert Intl Airport (AGM)	5.00%		7/1/2017	AA-	1,650	1,872,404
Tri Co Met Trsp Dist	3.00%		11/1/2019	Aa3	15,000	15,729,150
Triborough Brdg & Tunl Auth	5.00%		11/15/2020	AA-	7,525	8,961,748
Triborough Brdg & Tunl Auth	5.00%		11/15/2022	A+	4,715	5,505,045
Triborough Brdg & Tunl Auth	5.00%		11/15/2023	AA-	5,000	5,806,700
Triborough Brdg & Tunl Auth	5.00%		11/15/2023	A+	2,000	2,330,080
Triborough Brdg & Tunl Auth	5.00%		1/1/2025	AA-	10,285	11,627,912
Triborough Brdg & Tunl Auth (NPFGC)	5.50%		11/15/2021	A+	10,000	12,142,500
VA Small Bus Fing - 95 Express Lanes AMT	5.00%		7/1/2034	BBB-	3,650	3,331,136
VA Small Bus Fing - Elizabeth River AMT	5.25%		1/1/2032	BBB-	10,500	10,115,070
VA Transp Brd - Cap Proj	5.00%		5/15/2021	AA+	10,000	11,892,900
WA St GARVEE - 520 Corridor	5.00%		9/1/2021	AA	10,000	11,786,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

WI Trans	5.00%		7/1/2019	AA+	$2,000	$2,318,900

Total						519,754,263

Utilities 15.43%

Amr Muni Pwr - Fremont Energy	5.00%		2/15/2020	A1	2,000	2,283,480
Amr Muni Pwr - Fremont Energy	5.00%		2/15/2021	A1	1,300	1,481,519
Brownsville Utility Sys CR (AGM)(AMBAC)	5.00%		9/1/2020	AA-	4,800	5,180,400
CA Dept Wtr Res Pwr	5.00%		5/1/2018	AA-	4,050	4,703,589
CA Dept Wtr Res Pwr	5.00%		5/1/2019	AA-	16,695	19,637,661
Central Plains - Goldman Sachs	5.00%		9/1/2027	A-	15,000	15,197,100
Detroit Sewer	5.50%		7/1/2024	A+	2,500	2,539,325
East Bay Utility Water District	5.00%		6/1/2021	AAA	13,260	16,017,019
Energy Northwest - Columbia Station (AMBAC)	5.00%		7/1/2024	Aa1	11,665	12,695,019
Farmington Poll Ctl - AZ Pub Svc	4.70%		5/1/2024	BBB+	5,265	5,638,394
FL Muni Pwr Agy	5.25%		10/1/2022	A2	3,115	3,455,096
FL Muni Pwr Agy - St Lucie	5.00%		10/1/2021	A2	3,650	4,086,978
GA Env Loan Acquisition Corp	4.00%		3/15/2021	Aaa	4,740	4,753,082
Hampton Rds Santn Dist	5.00%		4/1/2022	AAA	5,000	5,651,350
HI Dept Budget - Hawaiian Electric AMT (FGIC)	4.80%		1/1/2025	Baa1	15,000	15,146,400
IA Fin Auth - Revolving Fund	5.25%		8/1/2020	AAA	2,500	2,899,600
IL DFA - Peoples Gas AMT (AMBAC)	4.875%		11/1/2038	A1	7,500	7,667,475
IN Fin Auth Waste Wtr	5.00%		10/1/2020	AA	7,135	8,356,441
IN Fin Auth Waste Wtr	5.00%		10/1/2020	AA-	5,000	5,727,100
IN Fin Auth Waste Wtr	5.25%		10/1/2026	AA	5,000	5,683,050
Indianapolis Local Pub Impt Bd Bk (NPFGC)	5.00%		7/1/2019	A+	340	387,719
Intermountain Pwr Agy	5.00%		7/1/2021	A+	3,000	3,366,570
Intermountain Pwr Agy	5.00%		7/1/2022	A+	1,500	1,671,315
JEA St Johns Riv Pwr Pk Sys	5.00%		10/1/2020	Aa2	3,000	3,478,020
JEA St Johns Riv Pwr Pk Sys	5.00%		10/1/2022	Aa2	1,625	1,845,383
KS DFA - Dept Hlth & Env	5.00%		3/1/2021	AAA	6,680	7,810,256
KS Env Impt - Kansas City Pwr & Lt	2.95%		12/1/2023	A-	9,500	8,826,355
KS Env Impt - Kansas City Pwr & Lt	2.95%		12/1/2023	A-	12,400	11,520,716
LA Env Facs - East Baton Rouge Swr	0.835%	#	2/1/2049	A+	15,000	14,978,250
Lakeland Energy (AGM)	5.00%		10/1/2018	AA	3,975	4,500,137
Lakeland Energy (AGM)	5.00%		10/1/2019	AA	8,615	9,756,832
Long Beach Nat Gas - ML	1.614%	#	11/15/2026	A-	4,000	3,502,040
Long Island Power Auth	5.00%		5/1/2019	A-	1,000	1,141,750
Long Island Power Auth	5.00%		5/1/2020	A-	2,930	3,351,451
Long Island Power Auth (NPFGC)(FGIC)	5.00%		12/1/2019	A	3,000	3,255,000
Los Angeles DEWAP - Pwr Sys	5.00%		7/1/2022	AA-	4,250	4,948,658
Los Angeles DEWAP - Wtr Sys	5.00%		7/1/2023	AA	3,000	3,516,360
Los Angeles Solid Waste	5.00%		2/1/2020	AA	2,000	2,291,280
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2019	AA	4,705	5,568,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

Louisville/Jeff Co Poll Ctl - Louisville Gas & Elec Co	1.65%		10/1/2033	A2	$7,000	$7,010,080
Lower Colo Riv Auth	5.00%		5/15/2018	A	6,345	7,286,915
Lower Colo Riv Auth	5.00%		5/15/2019	A	5,000	5,820,300
Lower Colo Riv Auth	5.00%		5/15/2020	A1	3,130	3,681,287
Lower Colo Riv Auth	5.00%		5/15/2020	A1	3,930	4,622,191
Lower Colo Riv Auth	5.00%		5/15/2021	A	5,225	6,063,403
Lower Colo Riv Auth	5.00%		5/15/2022	A	10,005	11,374,985
MA DFA - Dominion Energy	5.75%		12/1/2042	A-	1,000	1,226,270
Main St Nat Gas - ML	5.00%		3/15/2021	A-	2,500	2,676,100
MD EDC - Potomac Elec Rmkt	6.20%		9/1/2022	A	1,650	1,920,138
MEAG - Gen Resolution Projects	5.00%		1/1/2020	A	6,190	7,188,818
MEAG - Proj 1	5.00%		1/1/2021	A	4,185	4,837,190
Met Govt Nashville Water & Sewer	5.00%		7/1/2022	A+	1,000	1,186,090
Miami Dade Co Wtr & Swr (AGM)	5.25%		10/1/2018	AA-	3,000	3,545,340
Modesto Irrigation Dist	5.00%		7/1/2022	A+	1,000	1,159,200
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,800	2,070,288
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,237,675
NC Eastern Muni Pwr	5.00%		1/1/2019	A-	2,245	2,578,674
NC Eastern Muni Pwr	5.00%		1/1/2020	A-	1,000	1,113,470
NC Muni Pwr Agy #1 Catawba Elec	5.00%		1/1/2019	A	6,500	7,477,015
NE Public Power	5.00%		1/1/2029	A1	1,500	1,631,910
NE Public Power (AGM)	5.00%		1/1/2018	AA-	3,000	3,393,150
North Sumter Co Util Dep Dist	5.00%		10/1/2032	BBB-	8,000	7,646,960
Northern CA Pwr - Hydroelec #1	5.00%		7/1/2026	A+	3,600	3,972,672
Northern CA Pwr - Morgan Stanley	0.82%	#	7/1/2019	A-	10,000	9,254,400
Northern CA Pwr - Morgan Stanley	0.91%	#	7/1/2027	A-	4,265	3,613,777
NY Energy - Rochester Gas & Elec (NPFGC)	5.00%		8/1/2032	A	5,000	5,320,600
OH Air Quality - FirstEnergy	5.70%		8/1/2020	BBB-	4,250	4,874,580
OH Air Quality - FirstEnergy	5.75%		6/1/2033	BBB-	3,000	3,211,800
OH Air Quality - Ohio Vly Elec	5.625%		10/1/2019	BBB-	8,000	8,979,040
PA Econ Dev - Philadelphia Biosolids	5.25%		1/1/2016	Baa3	2,225	2,361,526
PA Econ Dev - Philadelphia Biosolids	5.50%		1/1/2018	Baa3	1,030	1,127,531
PA Econ Dev - PPL Electric Utility Rmkt	4.00%		10/1/2023	A-	17,500	18,043,550
Philadelphia Gas Works	5.00%		8/1/2016	BBB+	1,000	1,089,100
Philadelphia Wastewater	5.00%		11/1/2026	A1	5,000	5,567,000
Philadelphia Water & Wastewater (AGM)	5.00%		6/15/2019	AA-	2,500	2,892,900
Phoenix Wastewater	5.50%		7/1/2019	AAA	1,675	1,966,249
Piedmont Muni Pwr Agy	5.00%		1/1/2019	A-	1,250	1,431,600
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-	4,750	5,362,988
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-	7,920	8,763,163
Piedmont Muni Pwr Agy	5.25%		1/1/2019	A-	2,000	2,274,380
Pima Co IDA - Tucson Elec	4.00%		9/1/2029	Baa2	2,250	2,063,363
Pima Co IDA - Tucson Elec	4.95%		10/1/2020	Baa2	10,640	11,407,889
PR Aqueduct & Swr Auth	5.25%		7/1/2029	BB+	20,000	18,298,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

PR Aqueduct & Swr Auth	6.125%	7/1/2024	BB+	$10,555	$10,745,096
PR Elec Pwr Auth	5.00%	7/1/2024	BBB	4,900	4,652,060
PR Elec Pwr Auth	5.00%	7/1/2029	BBB	8,205	7,379,741
PR Elec Pwr Auth	5.25%	7/1/2019	BBB	2,000	2,073,780
PR Elec Pwr Auth	5.25%	7/1/2026	BBB	4,900	4,674,355
Public Gas Partners Inc	5.00%	10/1/2019	A+	5,950	6,801,147
Salt River Imp & Pwr Dist	5.00%	1/1/2021	Aa1	1,000	1,125,410
Salt River Proj Agric Imp & Pwr Dist	5.00%	12/1/2023	Aa1	8,980	10,554,104
San Diego PFA Swr	5.00%	5/15/2020	Aa3	5,000	5,727,950
San Diego PFA Swr	5.50%	5/15/2023	Aa3	5,000	5,810,650
San Francisco City & Co Pub Util Sys	5.00%	11/1/2023	AA-	5,450	6,226,134
SC Renewable Wtr Res	5.00%	1/1/2023	AA	8,515	9,887,533
Snohomish Co PUD #1 (AGM)	5.00%	12/1/2020	AA-	5,000	5,395,500
TEAC - Goldman Sachs	5.00%	2/1/2017	BBB	5,000	5,403,800
TEAC - Goldman Sachs	5.00%	2/1/2018	BBB	1,055	1,149,317
TEAC - Goldman Sachs	5.25%	9/1/2019	A-	5,300	5,809,754
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2024	A3	13,000	13,475,280
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2021	A-	4,685	5,104,823
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2023	A-	2,925	3,174,824
TX Muni Gas Acq & Supply - ML	5.625%	12/15/2017	A-	7,010	7,594,704
TX Muni Pwr Agy	4.00%	9/1/2017	A+	2,000	2,172,240
TX Muni Pwr Agy	4.00%	9/1/2018	A+	2,675	2,909,999
UT Muni Pwr - Payson Pwr	5.00%	4/1/2021	A-	5,300	6,090,601
VA Res Auth Clean Wtr - Revolving Fd	5.00%	10/1/2018	AAA	2,150	2,496,752
Western Genr Agy - Wauna Cogen AMT	5.00%	1/1/2016	NR	1,510	1,511,752
Wichita Wtr & Swr	5.00%	10/1/2020	AA-	6,795	8,002,675
Wyandotte Co Unified Govt Utility Sys	5.00%	9/1/2021	A+	3,105	3,590,374

Total					615,680,450

Total Municipal Bonds (cost $3,870,324,333)					3,907,529,843

Shares (000)

SHORT-TERM INVESTMENTS 0.55%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $1,775)	2	1,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Variable Rate Demand Notes 0.55%

General Obligation 0.08%

NYC GO	0.40%	7/1/2013	1/1/2036	BBB	$3,065	$3,065,000

Lease Obligations 0.37%

Palm Beach Co Sch Brd COP	0.51%	7/1/2013	8/1/2029	BBB	15,000	15,000,000

Utilities 0.10%

Las Vegas Valley Water District	0.30%	7/1/2013	6/1/2036	AA+	3,900	3,900,000

Total Variable Rate Demand Notes (cost $21,965,000)						21,965,000

Total Short-Term Investments (cost $21,966,775)						21,966,775

Total Investments in Securities 98.44% (cost $3,892,291,108)						3,929,496,618

Cash and Other Assets in Excess of Liabilities(h) 1.56%						62,228,463

Net Assets 100.00%						$3,991,725,081

Open Futures Contracts at June 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	September 2013	276	Short	$(34,931,250)	$804,444
U.S. Long Bond	September 2013	333	Short	(45,235,969)	2,075,471

Totals				$(80,167,219)	$2,879,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2013

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total

Municipal Bonds	—	3,717,093,127	—		3,717,093,127
Other Revenue	—	190,436,676	40	(3)	190,436,716
Money Market Mutual Fund	1,775	—	—		1,775
Variable Rate Demand Notes		21,965,000			21,965,000

Total	$1,775	$3,929,494,803	$40		$3,929,496,618

Other Financial Instruments
Futures Contracts
Assets	$2,879,915	$—	$—		$2,879,915
Liabilities	—	—	—		—

Total	$2,879,915	$—	$—		$2,879,915

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)

See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

(3)	Municipal Bond categorized as Level 3 investment includes MI St Strategic Fd.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds

Balance as of October 1, 2012	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(2,460)
Purchase	—
Sales	—
Net transfers in or out of Level 3	2,500

Balance as of June 30, 2013	$40

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.39%

Corporate-Backed 5.46%

Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2025	NR		$375	$375,180
Beaver Co IDA - FirstEnergy Rmkt	2.70%	4/1/2035	BBB-		1,500	1,453,005
CA Stwde - So CA Edison	4.50%	9/1/2029	A1		200	202,432
Citizens Property Insurance Corp	5.00%	6/1/2020	A+		1,000	1,118,020
Citizens Property Insurance Corp	5.00%	6/1/2021	A+		1,500	1,668,510
IN Fin Auth - US Steel	6.00%	12/1/2026	BB-		100	103,126
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A-		200	214,008
LA Env Facs - Westlake Chem	6.50%	11/1/2035	BBB-		150	160,893
LA Env Facs - Westlake Chem	6.75%	11/1/2032	BBB-		250	268,725
LA Env Facs - Westlake Chem Rmkt	6.50%	8/1/2029	BBB-		630	684,155
Nez Perce Co Poll Ctl - Potlatch	6.00%	10/1/2024	BB+		120	120,425
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR		140	145,680
PA Econ Dev - Waste Mgmt	1.75%	12/1/2033	BBB		500	502,355
Port Corpus Christi Auth - Celanese	6.45%	11/1/2030	BB-		425	428,582
Selma IDB - Intl Paper	5.375%	12/1/2035	BBB		500	520,035
Warren Co - Intl Paper	5.80%	5/1/2034	BBB		100	107,319
Warren Co - Intl Paper	6.50%	9/1/2032	BBB		255	281,818
Whiting Env Facs - BP Rmkt	5.25%	1/1/2021	A		1,545	1,815,267

Total						10,169,535

Education 12.67%

Allegheny Co Hi Ed - Duquesne Univ	5.50%	3/1/2029	A2		130	142,931
Bourbonnais Vlg Ind - Olivet Nazarene Univ	5.50%	11/1/2042	BBB		300	299,976
Brevard Co IDR - Tuff FL Tech	6.50%	11/1/2029	BBB-		200	209,678
CA Ed Facs - Santa Clara Univ	5.50%	4/1/2033	Aa3		265	286,523
CA Fin Auth - Biola Univ	5.00%	10/1/2038	Baa1		300	275,802
CA Fin Auth - Emerson Clg	6.00%	1/1/2042	BBB+		250	279,223
CA Pub Wks - Regents UCal	5.00%	4/1/2034	Aa2		170	181,970
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		100	102,704
E Hempfield Twp IDA - Millersville Univ	5.00%	7/1/2045	BBB-		325	288,226
FL Hi Ed Facs - Univ of Tampa	5.00%	4/1/2032	BBB+		600	565,134
Fulton Co Dev - GA Tech Athletic Assoc	5.75%	10/1/2031	A2		80	89,239
Fulton Co Dev - Spelman Clg	5.00%	6/1/2026	A1		175	187,220
Fulton Co Dev - Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		750	778,965
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(c)	1,000	924,380
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2037	BB+	(c)	155	130,236
IL Fin Auth - DePaul Univ	6.00%	10/1/2032	A		465	521,446
IL Fin Auth - DePaul Univ	6.125%	10/1/2040	A		55	61,818
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		100	100,018
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		500	497,110
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		500	442,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)

IN Fin Auth - Earlham Clg	5.00%	10/1/2042	A1	$1,055	$1,072,692
LA PFA - Loyola Univ	5.25%	10/1/2029	A+	680	747,170
MA DFA - Merrimack Clg	5.00%	7/1/2032	BBB-	380	355,232
McAllister Academic Vlg - AZ State Univ	5.25%	7/1/2030	AA-	105	111,474
MD Hlth & Hi Ed - Loyola Univ	4.00%	10/1/2027	A	675	687,521
Morgan State Univ	5.00%	7/1/2027	Aa3	670	749,167
Morgan State Univ	5.00%	7/1/2030	Aa3	350	384,262
Morgan State Univ	5.00%	7/1/2032	Aa3	450	489,740
NC Cap Facs - High Point Univ	5.00%	5/1/2025	BBB+	1,075	1,132,545
NH Hlth & Ed - Sthrn NH Univ	5.00%	1/1/2019	BBB	800	858,680
NH Hlth & Ed - Sthrn NH Univ	5.00%	1/1/2027	BBB	250	255,555
Niagara Area Dev Corp - Niagara Univ	5.00%	5/1/2030	BBB+	750	773,168
NJ Ed Facs - Kean Univ	5.00%	9/1/2024	A2	350	388,059
NJ Ed Facs - Kean Univ	5.25%	9/1/2029	A2	160	174,741
NJ Ed Facs - Ramapo Clg	4.00%	7/1/2027	A	1,000	1,000,750
NJ Ed Facs - Rowan Univ	5.00%	7/1/2022	A+	150	166,899
NJ Ed Facs - Univ Med & Dent	6.50%	12/1/2020	Baa1	555	703,845
NY Dorm - Cornell Univ	5.00%	7/1/2034	Aa1	250	276,378
NY Dorm - Culinary Inst of Amr	5.00%	7/1/2042	Baa2	250	251,620
NY Dorm - New School	5.50%	7/1/2040	A-	400	435,276
NY Dorm - New School CR (AGM)	5.00%	7/1/2020	AA-	115	131,520
NY Dorm - Pace Univ	5.00%	5/1/2029	BBB-	500	518,040
OH Hi Ed - Univ Dayton	5.00%	12/1/2023	A	535	608,514
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2021	A3	1,000	1,138,110
PA Hi Ed - La Salle Univ	4.00%	5/1/2032	BBB	1,585	1,405,435
PA Hi Ed - St Josephs Univ	5.00%	11/1/2030	A-	705	737,049
PR Indl Tourist - Inter American Univ	5.00%	10/1/2022	A-	600	643,554
RI Hlth & Ed - RISD	5.00%	8/15/2035	A1	1,000	1,021,990

Total					23,583,905

General Obligation 10.03%

Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA-	550	618,316
CA State GO	5.375%	11/1/2035	A1	400	435,408
CA State GO	5.50%	3/1/2040	A1	975	1,054,989
CA State GO	6.50%	4/1/2033	A1	300	359,034
CA State GO (CIFG)	4.50%	8/1/2028	A1	200	205,784
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,000	1,161,330
Chicago GO	5.25%	1/1/2027	Aa3	250	267,083
Cook Co GO	5.00%	11/15/2024	AA	1,600	1,794,272
Fraser Pub Sch Dist	5.75%	5/1/2033	AA-	400	439,016
HI State GO	5.00%	12/1/2028	AA	1,000	1,117,710
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	225	250,724
IL State GO	5.00%	8/1/2023	A-	500	537,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)

IL State GO	5.00%	1/1/2034	A-	$770	$748,833
IL State GO(a)	5.50%	7/1/2038	A-	300	307,179
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa2	1,000	1,070,860
Los Alamitos USD	5.50%	8/1/2033	Aa2	150	167,087
NYC GO	5.00%	8/1/2022	AA	1,125	1,315,282
Oakland USD (NPFGC)(FGIC)	5.00%	8/1/2026	A	125	125,186
PR Comwlth GO	5.00%	7/1/2031	BBB-	100	89,694
PR Comwlth GO	5.125%	7/1/2037	BBB-	1,660	1,468,370
PR Comwlth GO	5.25%	7/1/2030	BBB-	205	187,995
PR Comwlth GO	5.375%	7/1/2030	BBB-	910	841,340
PR Comwlth GO	5.50%	7/1/2031	BBB-	385	366,428
PR Comwlth GO	5.50%	7/1/2032	BBB-	515	488,838
PR Pub Bldg Auth GTD	6.00%	7/1/2020	BBB-	200	206,694
PR Pub Bldg Auth GTD	6.25%	7/1/2026	BBB-	315	321,769
PR Pub Bldg Auth GTD	6.75%	7/1/2036	BBB-	300	309,819
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2023	Aa3	1,500	1,628,115
Stockton USD (AGM)	5.00%	7/1/2028	AA-	750	783,127

Total					18,667,967

Health Care 19.75%

Abag Fin Auth - Episcopal Senior	5.00%	7/1/2042	BBB	200	189,746
Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB	300	295,614
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2027	A+	300	322,269
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2028	A+	250	265,752
Akron Bath Copley Hsp - Akron Gen	5.00%	1/1/2031	BBB	750	757,755
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2042	NR	250	224,223
Athens Clarke Co Dev - Catholic Hlth E	6.25%	11/15/2032	A+	690	783,550
AZ Hlth Facs - Banner Hlth	5.50%	1/1/2038	AA-	1,225	1,315,001
AZ Hlth Facs - Beatitudes	5.20%	10/1/2037	NR	500	437,090
AZ Hlth Facs - Phoenix Childrens Hsp	5.00%	2/1/2034	BBB+	700	706,293
Butler Co Hsp Facs - Kettering Hlth	5.00%	4/1/2025	A	850	917,235
Butler Co Hsp Facs - Kettering Hlth	5.00%	4/1/2026	A	100	106,735
CA Hlth - Adventist Hlth W	4.00%	3/1/2033	A	500	436,080
CA Hlth - Catholic Hlthcare W	5.50%	7/1/2025	A	85	94,289
CA Hlth - Cedars Sinai Med Ctr	5.00%	8/15/2034	A2	265	280,420
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2027	BBB+	1,000	1,044,040
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-	700	753,571
CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-	275	312,711
CA Stwde - Catholic Hlthcare W	5.50%	7/1/2031	A	100	107,743
CA Stwde - Catholic Hlthcare W	5.625%	7/1/2035	A	105	112,459
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB	500	505,125
CA Stwde - So Cal Presbyterian	6.625%	11/15/2024	BBB-	110	122,422
CA Stwde - Terraces San Joaquin	6.00%	10/1/2042	NR	680	692,961

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

CO Hlth Facs - Boulder Cmnty Hsp	5.00%	10/1/2032	A		$280	$291,766
CO Hlth Facs - Catholic Hlth	5.25%	2/1/2031	AA-		750	805,515
CO Hlth Facs - Catholic Hlth	6.125%	10/1/2028	AA-		155	177,849
CT Hlth & Ed - Hartford Hlthcare	5.00%	7/1/2032	A		600	636,912
CT Hlth & Ed - Yale New Haven Hsp	5.75%	7/1/2034	Aa3		250	277,427
Cumberland Co Mun Auth - Diakon Lutheran	5.00%	1/1/2036	BBB+	(c)	100	99,598
Cumberland Co Mun Auth - Diakon Lutheran	6.25%	1/1/2024	BBB+	(c)	130	144,030
Cumberland Mun Auth - Asbury	5.25%	1/1/2021	NR		140	147,872
Cumberland Mun Auth - Asbury	5.40%	1/1/2022	NR		150	155,309
DeKalb Co Hsp - Children’s Hlthcare	5.00%	11/15/2029	AA		530	558,286
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		160	151,261
Glynn Brunswick Mem Hsp - SE GA Hlth	5.625%	8/1/2034	A2		260	278,125
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2037	NR		100	87,366
IL Fin Auth - Friendship Vlg Shaumburg	7.125%	2/15/2039	BB-	(c)	210	222,140
IL Fin Auth - Memorial Hlth Sys	5.50%	4/1/2034	A+		325	340,597
IL Fin Auth - Northwestern Mem Hsp	5.75%	8/15/2030	AA+		150	166,083
IL Fin Auth - Rush Univ Med	6.125%	11/1/2021	A		95	107,364
IL Fin Auth - Rush Univ Med	6.375%	11/1/2027	A		315	360,921
IL Fin Auth - Rush Univ Med	6.375%	11/1/2029	A		175	199,033
IL Fin Auth - Rush Univ Med	6.375%	11/1/2029	A		35	39,807
IL Fin Auth - Rush Univ Med	7.25%	11/1/2030	A		250	301,257
IL Fin Auth - Rush Univ Med (NPFGC)	5.25%	11/1/2035	A		305	317,468
IL Fin Auth - Univ of Chicago Med Ctr	5.50%	8/15/2036	AA-		155	167,323
Johnson City Hlth - Mtn States Hlth	6.00%	7/1/2038	BBB+		100	106,509
Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA		300	340,428
MA Hlth & Ed - Catholic Hlth E	6.25%	11/15/2032	A+		765	868,719
MA Hlth & Ed - Emerson Hsp (RADIAN)	5.00%	8/15/2035	NR		380	329,593
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2032	Baa1		750	775,852
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	250	269,740
MD Hlth & Ed - Mercy Med Ctr	5.00%	7/1/2031	BBB		300	305,877
MD Hlth & Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		445	493,340
ME Hlth & Hi Ed - Eastern ME Med	5.00%	7/1/2043	Baa1		565	565,000
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Baa3		620	705,039
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Baa3		400	459,872
MI Fin Auth - Trinity Hlth	5.00%	12/1/2035	AA		500	529,900
MO Hlth & Ed - Cox Hlth	5.50%	11/15/2033	A2		100	106,134
Montgomery Co Hlth - Catholic Hlth E	6.25%	11/15/2034	A+		105	116,486
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,092,400
Montgomery Co IDA - Whitemarsh	6.125%	2/1/2028	NR		350	351,099
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		450	392,328
NH Hlth & Ed - Wentworth Douglass Hsp	6.00%	1/1/2034	A		100	109,987
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR		250	217,515
NJ Hlth - Barnabas Hlth	5.00%	7/1/2025	BBB+		250	259,912
NJ Hlth - Barnabas Hlth	5.625%	7/1/2032	BBB+		575	600,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

NJ Hlth - St Josephs Hlth	6.625%	7/1/2038	BBB-		$165	$177,854
NM Hsp - Gerald Champion Hsp	5.50%	7/1/2042	B+		375	328,744
NM Hsp - Haverland	5.00%	7/1/2042	BBB-	(c)	250	218,305
NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		250	275,822
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		250	273,512
Onondaga CDC - St Josephs Hsp	5.00%	7/1/2042	BB+		335	293,785
Pell City Spl Care Facs - Noland Hlth	5.00%	12/1/2031	A		1,190	1,243,955
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2026	BB+		500	517,725
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2030	BB+		975	992,803
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,156,824
Tulsa IDA - Montereau	6.875%	11/1/2023	NR		300	310,848
Univ CO Hsp Auth	5.00%	11/15/2036	A+		500	519,685
Univ Med Ctr Corp	5.00%	7/1/2020	BBB+		1,520	1,691,258
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A		140	158,924
WA Hlth Care - Providence Hlth	5.00%	10/1/2042	AA		100	112,794
Westchester Co Hlth Care	6.00%	11/1/2030	A3		150	168,377
Westchester Co Hlth Care	6.125%	11/1/2037	A3		275	305,330
WI Hlth & Ed - Aurora Hlth	5.625%	4/15/2039	A3		155	164,991
WI Hlth & Ed - Wheaton Franciscan Hlth	5.25%	8/15/2023	A-		350	376,932
WI Hlth & Ed - Wheaton Franciscan Hlth	5.25%	8/15/2024	A-		430	458,436
WI Hlth - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		1,000	921,510
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2032	Baa2		280	279,989

Total						36,761,280

Housing 0.19%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		300	344,838

Lease Obligations 9.51%

CA Pub Wks - Dept Gen Svcs	5.00%	4/1/2030	A2		130	135,226
CA Pub Wks - Riverside Campus	6.00%	4/1/2027	A2		250	292,165
CA Pub Wks - Various Cap Proj	5.00%	11/1/2022	A2		250	286,900
CA Pub Wks - Various Cap Proj	5.00%	10/1/2028	A2		535	564,532
CA Pub Wks - Various Cap Proj	5.75%	3/1/2030	A2		300	333,006
CA Pub Wks - Various Cap Proj	6.625%	11/1/2034	A2		215	228,283
Carrollton Payroll Dev - UWG Athletic	6.25%	6/15/2034	A1		290	322,332
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-		475	486,205
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA-		1,140	1,279,091
Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa1		250	276,065
GA Hi Ed - USG Real Estate Fndtn	6.00%	6/15/2028	A2		125	138,908
Los Angeles USD	5.00%	10/1/2025	A+		1,000	1,093,570
McLennan Co PFC	6.625%	6/1/2035	AA-		555	597,452
MI Bldg Auth	5.00%	10/15/2025	Aa3		400	432,340
MI Bldg Auth	5.20%	10/15/2031	Aa3		1,000	1,047,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Lease Obligations (continued)

MI Fin Auth - Detroit Sch Dist	5.50%	6/1/2021	A+		$650	$740,096
MI Strategic Fd - Cadillac Place	5.25%	10/15/2031	A+		250	263,005
NJ EDA - Sch Facs	5.00%	9/1/2022	A+		425	481,534
NJ EDA - Sch Facs	5.00%	3/1/2023	A+		1,500	1,707,645
NJ EDA - Sch Facs	5.875%	12/15/2034	A+		100	111,479
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2028	A+		120	129,145
NJ Trans Trust Fund	5.00%	6/15/2023	A+		1,000	1,131,620
North Hudson Sewerage Auth	5.00%	6/1/2024	A-		1,000	1,122,900
NY Liberty Dev Corp - 4 WTC	5.00%	11/15/2031	A+		400	421,204
Philadelphia Muni Auth	6.375%	4/1/2029	A2		625	695,413
Pima Co IDA - HQ Metro	6.00%	7/1/2041	AA		600	638,406
RI EDC - GARVEE (AG)	5.25%	6/15/2019	AA-		250	290,035
San Diego PFA - Master Lease	5.125%	9/1/2030	A+		1,000	1,026,140
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2024	AA		800	909,072
VA Transportation	4.75%	5/15/2035	AA+		500	528,530

Total						17,709,479

Other Revenue 7.99%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	Baa2		1,985	1,910,562
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB		155	163,130
Austin Convention	5.75%	1/1/2034	Ba2		590	598,927
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+		200	203,458
Baltimore Conv Ctr - Hilton Hotel	5.875%	9/1/2039	Ba2		250	252,520
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.00%	9/1/2032	BB+		115	107,975
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2025	BB+		595	602,378
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2026	BB+		100	100,948
Baytown Twp - St Croix Prep Admy	5.75%	8/1/2042	BB		650	589,557
Brooklyn Arena LDC - Barclays Ctr	6.00%	7/15/2030	BBB-		25	28,325
Brooklyn Arena LDC - Barclays Ctr	6.25%	7/15/2040	BBB-		605	679,990
Brooklyn Arena LDC - Barclays Ctr	6.375%	7/15/2043	BBB-		1,165	1,321,960
Childrens Trust Fund Tob Settlement	5.625%	5/15/2043	Baa3		970	968,128
Cleveland Arpt	5.00%	1/1/2029	A-		425	440,168
Cleveland Arpt	5.00%	1/1/2030	A-		555	570,856
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	BBB		275	262,028
DC Rev - Brookings Institution	5.75%	10/1/2039	Aa3		125	133,999
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB		500	478,170
DC Rev - KIPP Chtr Sch(a)	6.00%	7/1/2043	BBB+		300	303,594
DC Rev - KIPP Chtr Sch(a)	6.00%	7/1/2048	BBB+		200	200,446
DC Rev - Natl Pub Radio	5.00%	4/1/2035	AA-		130	136,045
FL DFC - Renaissance Chtr Sch	7.625%	6/15/2041	BB-	(c)	500	531,285
Houston Hi Ed - Cosmos Fndtn	5.875%	5/15/2021	BBB		230	253,465
La Paz Co IDA - Imperial Regl Jail	7.80%	10/1/2039	NR		500	458,970
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031	BBB-		250	280,023

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue (continued)

MD EDC - Chesapeake Bay Hyatt	5.00%	12/1/2031	NR	$100	$63,948
North TX Edu Fin Corp - Uplift Education	4.875%	12/1/2032	BBB-	400	382,796
NYC Cultural - Whitney Museum	5.25%	7/1/2026	A	500	553,075
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2036	Ba1	950	869,658
NYC IDA - United Jewish Appeal	5.00%	7/1/2034	Aa1	420	449,681
Philadelphia IDA - Please Touch Museum	5.25%	9/1/2036	BB-	150	133,943
TX PFA - Cosmos Fndtn	5.375%	2/15/2037	BBB	500	501,750
Yonkers EDC - Charter Sch Ed Excellence	6.25%	10/15/2040	BB	350	349,503

Total					14,881,261

Special Tax 1.77%

Allentown Neighborhood Impt	5.00%	5/1/2027	Baa2	250	262,915
Allentown Neighborhood Impt	5.00%	5/1/2032	Baa2	325	335,754
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	300	305,553
Frederick Co - Urbana Redev	5.00%	7/1/2030	A-	100	106,425
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	315	294,626
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2037	NR	175	156,704
Lancaster Redev	6.00%	8/1/2024	BBB	250	265,777
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2018	Ba1	200	205,542
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2024	A2	460	516,134
Village CDD #10	4.50%	5/1/2023	NR	865	849,456

Total					3,298,886

Tax Revenue 3.82%

AZ Sports & Tourism Auth - Stadium	5.00%	7/1/2028	A1	1,000	1,057,110
DC Deed Tax	5.00%	6/1/2023	A1	110	120,717
Hudson Yards	5.75%	2/15/2047	A	900	967,014
IL Sales Tax (NPFGC)(FGIC)	6.00%	6/15/2024	AAA	220	270,343
LA Stadium & Expo Dist	5.00%	7/1/2022	A3	250	282,220
MA Sch Bldg Auth - Sales Tax(a)	5.00%	5/15/2038	AA+	500	535,355
MTA NY - Dedicated Tax	5.50%	11/15/2039	AA	200	213,654
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+	1,000	881,410
NJ EDA - Cigarette Tax	5.00%	6/15/2023	BBB+	205	215,720
PR Corp Sales Tax	5.25%	8/1/2027	A+	315	325,738
Regional Trsp Auth (NPFGC)(FGIC)	5.50%	7/1/2022	AA	160	188,291
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2026	A2	175	192,236
San Jose Spl Tax - Conv Ctr	6.50%	5/1/2036	A2	530	603,744
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	555,961
Virgin Islands PFA - Matching Fund	5.00%	10/1/2025	Baa2	215	230,910
Virgin Islands PFA - Matching Fund	5.25%	10/1/2029	Baa2	180	192,384
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	250	288,060

Total					7,120,867

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Tobacco 4.03%

Buckeye Tobacco	5.125%	6/1/2024	B-	$1,350	$1,219,185
Golden St Tobacco (FGIC)	5.00%	6/1/2035	A2	690	712,052
Golden St Tobacco (FGIC)	5.00%	6/1/2038	A2	375	386,280
MI Tob Settlement	5.125%	6/1/2022	B-	725	657,408
Nthrn CA Tobacco	4.75%	6/1/2023	B+	165	155,032
Nthrn CA Tobacco	5.50%	6/1/2045	B-	1,000	823,620
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	1,060	1,181,222
SD Edu Enhancement Fding Corp	5.00%	6/1/2026	A-	250	280,503
Tobacco Settlement Auth IA	5.625%	6/1/2046	B+	100	86,964
Tobacco Settlement Fin Corp	5.00%	6/1/2019	Baa1	75	81,360
Tobacco Settlement Fin Corp	5.00%	6/1/2029	B2	425	375,819
Tobacco Settlement Fin Corp	5.00%	6/1/2047	B2	830	597,766
TSASC	5.00%	6/1/2026	B+	680	632,760
TSASC	5.00%	6/1/2034	B	385	315,650

Total					7,505,621

Transportation 9.86%

Atlanta Airport	5.00%	1/1/2025	A1	520	568,516
Atlanta Airport	5.25%	1/1/2030	A1	450	483,700
Broward Co Arpt Sys	5.00%	10/1/2037	A+	1,000	1,041,250
Charlotte Airport	5.00%	7/1/2033	Aa3	630	668,317
Chesapeake Trsp Sys	5.00%	7/15/2021	BBB	400	431,236
Chicago O’Hare Arpt	5.00%	1/1/2035	A2	860	895,277
Chicago O’Hare Arpt	5.50%	1/1/2031	A2	90	97,215
Chicago O’Hare Arpt (AMBAC)	5.00%	1/1/2022	A2	350	372,432
Chicago O’Hare Arpt (NPFGC)	5.00%	1/1/2030	A	100	103,989
Chicago O’Hare Arpt (XLCA)	5.25%	1/1/2034	A2	200	202,666
Denver City & Co Arpt	5.00%	11/15/2023	A+	500	576,470
FL Tpk Auth - Dept Trans	5.00%	7/1/2034	AA-	500	544,270
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2040	BBB-	500	499,960
Foothill / Eastern Corridor Toll Rd (NPFGC)(IBC)	Zero Coupon	1/15/2030	A	350	131,058
Foothill / Eastern Corridor Toll Rd (NPFGC)(IBC)	Zero Coupon	1/15/2031	A	255	89,592
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA-	645	681,384
Met DC Airport	5.00%	10/1/2035	AA-	205	220,574
Miami Dade Co Aviation - MIA	5.375%	10/1/2035	A	175	184,254
Miami Dade Co Aviation - MIA	5.50%	10/1/2029	A	490	532,909
MTA NY	5.00%	11/15/2021	A	130	146,242
MTA NY - Dedicated Tax	5.25%	11/15/2029	AA	525	571,069
NJ Trans Trust Fund	5.75%	12/15/2031	A+	350	390,967
NJ Trans Trust Fund	6.00%	6/15/2035	A+	180	207,081
NJ Trans Trust Fund (AGM)	5.25%	12/15/2021	AA-	200	235,160
NJ Trans Trust Fund (NPFGC)	5.50%	12/15/2021	A+	100	119,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

North TX Twy Auth	5.75%	1/1/2033	A3	$200	$217,006
North TX Twy Auth	5.75%	1/1/2038	A3	60	64,280
North TX Twy Auth	6.00%	1/1/2043	A2	775	857,080
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	555	585,453
PA Tpk Commn	5.00%	12/1/2022	A-	1,000	1,121,070
PA Tpk Commn	5.00%	12/1/2032	A-	500	514,150
PA Tpk Commn	5.50%	6/1/2033	A-	185	199,221
Port Seattle PFC	5.00%	12/1/2021	A+	225	256,946
PR Hwy & Trans Auth	5.50%	7/1/2021	BBB	1,660	1,661,062
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2022	AA-	165	180,413
Regional Trans Dist - Denver Trans	5.375%	1/15/2025	Baa3	85	94,300
Regional Trans Dist - Denver Trans	5.375%	7/15/2025	Baa3	770	854,246
Regional Trans Dist - Denver Trans	6.00%	1/15/2026	Baa3	120	138,883
Regional Trans Dist - Denver Trans	6.00%	1/15/2034	Baa3	185	207,365
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	517,660
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA-	495	541,035
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	300	350,268

Total					18,355,634

Utilities 13.31%

Adelanto Util Sys	6.00%	7/1/2024	NR	200	216,482
Adelanto Util Sys	6.625%	7/1/2031	NR	100	106,518
Amr Muni Pwr - Fremont Energy	5.00%	2/15/2025	A1	1,000	1,102,110
CA Dept Wtr Res Pwr	5.00%	5/1/2021	AA-	355	413,039
Central Plains - Goldman Sachs	5.00%	9/1/2032	A-	1,000	1,005,780
Chicago Water (AGM)	5.00%	11/1/2025	AA-	100	109,518
Colorado Springs Utilities	5.25%	11/15/2033	AA	150	168,671
CT Muni Elec	5.00%	1/1/2026	Aa3	1,000	1,118,570
CT Muni Elec	5.00%	1/1/2027	Aa3	1,000	1,107,500
Detroit Sewer (NPFGC)(FGIC)	5.50%	7/1/2029	A	1,015	995,959
Detroit Water (AGM)	4.625%	7/1/2032	AA-	130	118,603
Detroit Water (NPFGC)	5.00%	7/1/2034	A+	385	372,368
Detroit Water (NPFGC)(FGIC)	4.50%	7/1/2031	A+	150	131,295
Detroit Water Rmkt (AGM)	6.25%	7/1/2036	AA-	55	56,856
FL Muni Pwr Agy	5.00%	10/1/2026	A2	700	763,217
Gainesville Utility	5.25%	10/1/2034	AA	150	165,048
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2032	BBB-	500	491,575
Long Island Power Auth	5.00%	9/1/2026	A-	510	560,261
Lower Colo Riv Auth	5.00%	5/15/2030	A	100	105,825
Maricopa Co Poll Ctl - El Paso Elec	4.50%	8/1/2042	BBB	1,000	894,230
Maricopa Co Poll Ctl - So Cal Edison Rmkt	5.00%	6/1/2035	A1	1,035	1,071,618
North Sumter Co Util Dep Dist	5.375%	10/1/2030	BBB+	200	210,956
NY Env Facs - Clean Wtr & Drinking	5.125%	6/15/2038	AAA	500	541,895

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	$390	$437,728
PA Econ Dev - Philadelphia Biosolids	6.25%	1/1/2032	Baa3	80	85,168
Palm Beach Co Solid Waste	5.25%	10/1/2021	AA+	100	114,993
Philadelphia Gas Works (AMBAC)	5.00%	10/1/2026	BBB+	275	286,275
Philadelphia Gas Works (AMBAC)	5.00%	10/1/2028	BBB+	180	185,958
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	Baa2	320	343,094
PR Aqueduct & Swr Auth	6.125%	7/1/2024	BB+	590	600,626
PR Elec Pwr Auth	5.00%	7/1/2028	BBB	270	248,362
PR Elec Pwr Auth	5.00%	7/1/2029	BBB	750	674,565
PR Elec Pwr Auth	5.25%	7/1/2027	BBB	950	906,613
PR Elec Pwr Auth	5.25%	7/1/2027	BBB	430	410,362
PR Elec Pwr Auth	5.25%	7/1/2028	BBB	850	806,922
PR Elec Pwr Auth	5.25%	7/1/2033	BBB	425	395,739
PR Elec Pwr Auth (NPFGC)(FGIC)	5.25%	7/1/2032	A	520	476,668
Rowland Water Dist COP	6.50%	12/1/2035	AA-	100	115,682
Salt Verde Fin Corp - Citi	5.25%	12/1/2026	A-	730	805,591
TEAC - Goldman Sachs	5.00%	2/1/2024	BBB	225	237,287
TEAC - Goldman Sachs	5.00%	2/1/2025	BBB	315	328,214
TEAC - Goldman Sachs	5.00%	2/1/2027	BBB	1,445	1,463,453
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3	1,000	1,003,710
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2032	A3	1,000	993,820
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2022	A-	800	870,808
TX Muni Gas Acq & Supply - ML	6.25%	12/15/2026	A-	1,000	1,161,910

Total					24,781,442

Total Investments in Municipal Bonds 98.39% (cost $184,753,414)					183,180,715

Cash and Other Assets in Excess of Liabilities(h) 1.61%					3,000,807

Net Assets 100.00%					$186,181,522

Open Futures Contracts at June 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	September 2013	24	Short	$(3,037,500)	$69,943
U.S. Long Bond	September 2013	17	Short	(2,309,344)	85,330

Totals				$(5,346,844)	$155,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND June 30, 2013

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$183,180,715	$—	$183,180,715

Total	$—	$183,180,715	$—	$183,180,715

Other Financial Instruments
Futures Contracts
Assets	$155,273	$—	$—	$155,273
Liabilities	—	—	—	—

Total	$155,273	$—	$—	$155,273

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 101.95%

Corporate-Backed 5.60%

AL IDA - Office Max Rmkt AMT	6.45%	12/1/2023	B2	$2,915	$2,915,583
Broward Co Fuel Sys AMT	5.00%	4/1/2033	AA-	740	746,764
Broward Co Fuel Sys AMT	5.00%	4/1/2038	AA-	2,815	2,795,013
Citizens Property Insurance Corp	5.00%	6/1/2020	A+	5,210	5,824,884
Citizens Property Insurance Corp	5.00%	6/1/2021	A+	7,000	7,786,380
Clayton Co SFR - Delta Airlines AMT	9.00%	6/1/2035	B	3,575	3,914,375
Cleveland Arpt - Continental Airlines AMT	5.375%	9/15/2027	B	1,015	936,591
Columbus Co Ind Facs - Intl Paper	5.70%	5/1/2034	BBB	2,000	2,134,760
Gloucester Co Impt Auth - Waste Mgmt AMT	2.50%	12/1/2029	BBB	1,125	1,139,107
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2036	NR	3,330	3,099,830
Gulf Coast Waste Disp - Waste Mgmt AMT	5.20%	5/1/2028	BBB	3,195	3,201,518
IA Fin Auth - Alcoa	4.75%	8/1/2042	BBB-	6,055	4,899,282
IL Fin Auth - Leafs Hockey Club(e)	6.00%	3/1/2037	NR	1,550	527,000
IL Fin Auth - United Sports/ Barrington†(e)	6.25%	10/1/2037	NR	2,000	360,000
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A-	3,380	3,616,735
LA Env Facs - Westlake Chem	6.75%	11/1/2032	BBB-	11,000	11,823,900
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2028	BBB-	1,425	1,420,369
MA DFA - Waste Mgmt AMT	2.125%	12/1/2029	BBB	1,500	1,522,110
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,497,796
MD EDC - Chesapeake Bay Hyatt	5.00%	12/1/2016	NR	855	725,775
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	B	1,250	1,173,300
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	B	1,215	1,210,589
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	B	3,765	3,526,977
NJ EDA - Continental Airlines AMT	5.75%	9/15/2027	B	5,000	4,789,050
NJ EDA - Glimcher Pptys AMT	6.00%	11/1/2028	NR	1,480	1,397,742
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	8,745	9,099,785
NYC IDA - Jetblue AMT	5.00%	5/15/2020	B-	1,420	1,387,681
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+	2,000	2,415,280
PA Econ Dev - US Airways	7.50%	5/1/2020	CCC+	1,500	1,622,610
PA Econ Dev - US Airways	8.00%	5/1/2029	CCC+	1,500	1,706,325
PA Econ Dev - Waste Mgmt	1.75%	12/1/2033	BBB	1,000	1,004,710
Port Seattle IDC - Delta Airlines AMT	5.00%	4/1/2030	B	3,000	2,709,030
PR Ports Auth - American Airlines AMT(e)	6.25%	6/1/2026	NR	5,715	6,515,100
Selma IDB - Intl Paper	6.25%	11/1/2033	BBB	2,500	2,719,750
Warren Co - Intl Paper	5.375%	12/1/2035	BBB	1,750	1,836,170
West Pace Coop Dist	9.125%	5/1/2039	NR	4,955	4,517,127
WI PFA - TRIPS AMT	5.00%	7/1/2042	BBB-	2,000	1,872,340

Total					110,391,338

Education 6.75%

Athens Clarke Ed - Ugaref Cent Precinct	5.00%	6/15/2031	Aa2	2,500	2,770,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Education (continued)

Athens Clarke Ed - Ugaref O’Malleys Bldg	5.00%	6/15/2028	Aa2		$2,000	$2,186,800
Bourbonnais Vlg Ind - Olivet Nazarene Univ	5.50%	11/1/2042	BBB		1,700	1,699,864
Brevard Co IDR - Tuff FL Tech	6.50%	11/1/2029	BBB-		2,500	2,620,975
Bulloch Co Dev - GA So Univ Hsg (AG)	5.25%	7/1/2028	A1		2,465	2,642,431
CA Fin Auth - Biola Univ	5.00%	10/1/2038	Baa1		700	643,538
CA Fin Auth - Biola Univ	5.00%	10/1/2042	Baa1		1,000	904,780
CA Fin Auth - Biola Univ	5.80%	10/1/2028	Baa1		1,000	1,054,900
CA Fin Auth - Emerson Clg	6.00%	1/1/2042	BBB+		1,875	2,094,169
CA Stwde - Windrush Sch(e)	5.50%	7/1/2037	NR		1,000	10
CT Hlth & Ed - Quinnipiac Univ (NPFGC)	5.00%	7/1/2026	A		3,000	3,168,690
Detroit Mich City Sch Dist	5.00%	5/1/2029	Aa2		4,000	4,252,000
Detroit Mich City Sch Dist	5.00%	5/1/2033	Aa2		4,385	4,595,085
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		1,000	1,027,040
East Hempfield Twp IDA - Millersville Univ	5.00%	7/1/2045	BBB-		2,925	2,594,036
FL Hi Ed Facs - Univ of Tampa	5.25%	4/1/2042	BBB+		1,500	1,404,975
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(c)	4,575	4,229,039
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2037	BB+	(c)	1,280	1,075,494
Hale Ctr - Wayland Baptist Univ	5.00%	3/1/2035	A-		6,350	6,430,200
Harrisburg Auth - Univ of Science(e)	6.00%	9/1/2036	NR		4,000	2,400,000
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2019	Baa3		1,000	1,001,950
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,900,342
IL Fin Auth - IL Inst of Tech	6.25%	2/1/2019	Baa3		2,635	2,803,034
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,060,360
IL Fin Auth - Univ of Chicago	5.75%	7/1/2033	Aa1		4,300	4,878,823
IN Fin Auth - Earlham Clg	5.00%	10/1/2042	A1		9,490	9,649,147
LA PFA - Tulane Univ	5.00%	10/1/2037	A		1,525	1,606,664
Louisville/Jeff Co Met Clg - Bellarmine	6.00%	5/1/2038	Baa3		2,500	2,582,050
MA DFA - Merrimack Clg	5.00%	7/1/2032	BBB-		535	500,129
MA DFA - Merrimack Clg	5.25%	7/1/2042	BBB-		1,200	1,115,820
MA DFA - Wheelock Clg	5.25%	10/1/2037	BBB		5,000	5,014,650
Marietta Dev Auth - Life Univ	7.00%	6/15/2030	Ba3		5,000	5,144,500
Marietta Dev Auth - Life Univ	7.00%	6/15/2039	Ba3		2,000	2,049,280
MD Hlth & Hi Ed - Wash Christian Admy(e)	5.50%	7/1/2038	NR		2,200	638,000
MI Hi Ed - Creative Studies	5.875%	12/1/2028	Baa3		2,365	2,476,959
NC Cap Facs - High Point Univ	4.375%	5/1/2034	BBB+		1,000	948,160
NC Cap Facs - High Point Univ	5.00%	5/1/2032	BBB+		1,000	1,021,370
NY Dorm - Culinary Inst of Amr	5.00%	7/1/2042	Baa2		120	120,778
NY Dorm - Pace Univ	5.00%	5/1/2027	BBB-		1,050	1,098,909
NY Dorm - Pace Univ	5.00%	5/1/2029	BBB-		1,000	1,036,080
NY Dorm - Rochester Inst Tech	6.25%	7/1/2029	A1		5,000	6,155,000
NY Dorm - SUNY	5.00%	7/1/2035	Aa2		2,100	2,242,485
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2021	A3		1,780	2,025,836
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2022	A3		1,950	2,209,506
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2023	A3		1,285	1,435,101

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)

PA Hi Ed - Drexel Univ	5.00%	5/1/2031	A	$4,645	$4,865,173
PA Hi Ed - La Salle Univ	5.00%	5/1/2042	BBB	3,000	2,906,310
Peach Co Dev - Fort Vy St Univ Fdtn (AMBAC)	5.00%	6/1/2023	Baa1	1,115	1,188,891
PR Indl Tourist - Inter American Univ	5.00%	10/1/2021	A-	700	739,137
PR Indl Tourist - Inter American Univ	5.00%	10/1/2031	A-	500	502,165
Quad Cities Regl Econ Dev - Augustana Clg	5.00%	10/1/2023	Baa1	590	608,019
Quad Cities Regl Econ Dev - Augustana Clg	5.00%	10/1/2024	Baa1	550	563,046
Quad Cities Regl Econ Dev - Augustana Clg	5.00%	10/1/2027	Baa1	900	905,229
RI Hlth & Ed - RISD	5.00%	8/15/2035	A1	1,000	1,021,990
Univ of Arkansas	5.00%	11/1/2026	Aa2	1,655	1,871,606
Univ of Arkansas	5.00%	11/1/2027	Aa2	1,000	1,119,810
Univ of Hawaii	6.00%	10/1/2038	Aa2	1,750	1,977,675
Univ Sys of MD	3.00%	4/1/2028	AA+	6,945	6,174,313

Total					132,953,148

General Obligation 13.24%

Bellwood GO	6.15%	12/1/2032	NR	2,765	2,528,261
CA State GO	5.00%	2/1/2033	A1	15,035	15,815,918
CA State GO	5.25%	9/1/2024	A1	15,000	17,215,800
CA State GO	5.50%	3/1/2040	A1	9,250	10,008,870
CA State GO	5.60%	3/1/2036	A1	7,330	8,031,847
CA State GO	6.50%	4/1/2033	A1	13,400	16,036,852
Central USD (AG)	5.625%	8/1/2033	AA-	2,360	2,576,978
Chabot/Las Positas CCD	4.00%	8/1/2022	Aa3	4,850	5,248,864
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,795	2,084,587
Colton Jt USD	5.00%	8/1/2021	AA-	1,000	1,152,570
Colton Jt USD	5.00%	8/1/2022	AA-	1,000	1,144,200
Colton Jt USD	5.00%	8/1/2023	AA-	1,000	1,139,190
Colton Jt USD	5.00%	8/1/2026	AA-	1,000	1,087,430
Cook Co GO	5.00%	11/15/2024	AA	14,400	16,148,448
CT State GO(b)	5.00%	11/1/2027	AA	10,000	11,212,600
CT State GO(b)	5.00%	11/1/2028	AA	10,000	11,212,600
Guam GO	7.00%	11/15/2039	B+	2,240	2,421,978
HI St Ser DZ(b)	5.00%	12/1/2027	AA	10,000	11,240,950
IL State GO	5.00%	8/1/2023	A-	8,000	8,602,960
IL State GO	5.00%	3/1/2030	A-	11,500	11,396,615
IL State GO	5.00%	3/1/2031	A-	4,750	4,689,342
IL State GO(a)	5.50%	7/1/2038	A-	2,700	2,764,611
Maricopa Co Elem Sch Dist #33	5.70%	7/1/2025	A1	2,385	2,569,146
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA-	2,000	1,489,900
Northern Mariana Islands Comwlth	5.00%	6/1/2030	NR	5,310	4,015,900
NYC GO	5.00%	8/1/2022	AA	6,375	7,453,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

General Obligation (continued)

NYC GO	5.00%	10/1/2026	AA		$26,860	$30,089,915
NYC GO	6.25%	10/15/2028	AA		5,000	5,900,650
Philadelphia GO (AGM)	5.25%	12/15/2027	AA-		2,500	2,665,475
Port Houston Auth AMT	6.25%	10/1/2029	AAA		1,000	1,123,520
PR Comwlth GO	5.125%	7/1/2037	BBB-		360	318,442
PR Comwlth GO	5.50%	7/1/2039	BBB-		1,095	1,007,422
PR Pub Bldg Auth GTD	5.25%	7/1/2042	BBB-		13,235	11,511,274
San Diego USD	5.00%	7/1/2027	AA-		3,295	3,750,534
San Diego USD	5.00%	7/1/2035	AA-		8,000	8,715,680
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2021	Aa3		2,250	2,486,745
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2022	Aa3		2,250	2,461,410
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2023	Aa3		3,250	3,527,583
Stockton USD (AGM)	5.00%	7/1/2023	AA-		1,300	1,422,057
Stockton USD (AGM)	5.00%	7/1/2024	AA-		1,335	1,445,498
Stockton USD (AGM)	5.00%	7/1/2026	AA-		1,110	1,181,084
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+		4,000	3,986,240

Total						260,883,213

Health Care 18.12%

Abag Fin Auth - Episcopal Senior	5.00%	7/1/2042	BBB		1,800	1,707,714
Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		2,600	2,561,988
Akron Bath Copley Hsp - Akron Gen	5.00%	1/1/2031	BBB		5,250	5,304,285
Alachua Co Hlth - Bonita Springs	8.125%	11/15/2041	NR		3,000	3,330,870
Alachua Co Hlth - Bonita Springs	8.125%	11/15/2046	NR		5,000	5,534,400
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2036	NR		2,500	2,293,700
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2042	NR		3,250	2,914,892
Allen Co Hsp - Catholic Hlth Ptnrs	5.00%	5/1/2033	AA-		12,000	12,656,040
AZ Hlth Facs - Beatitudes	5.20%	10/1/2037	NR		1,000	874,180
AZ Hlth Facs - Phoenix Childrens Hsp	5.00%	2/1/2034	BBB+		3,150	3,178,318
Brevard Co Hlth - Health First	7.00%	4/1/2033	A-		1,000	1,164,230
Butler Hlth Sys Hsp	7.125%	7/1/2029	Baa1		1,500	1,796,220
Butler Hlth Sys Hsp	7.25%	7/1/2039	Baa1		3,600	4,224,420
CA Hlth - Adventist Hlth W	4.00%	3/1/2033	A		3,500	3,052,560
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,350	1,398,965
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2034	BBB+		500	514,285
CA Hlth - City of Hope	5.00%	11/15/2024	A+		1,600	1,810,672
CA Hlth - City of Hope	5.00%	11/15/2025	A+		1,135	1,272,812
CA Hlth - City of Hope	5.00%	11/15/2026	A+		2,350	2,599,688
CA Hlth - Providence Hlth	6.25%	10/1/2024	AA		2,000	2,358,860
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		4,500	4,844,385
CA Stwde - Episcopal Cmntys	5.00%	5/15/2032	A-	(c)	650	649,961
CA Stwde - Episcopal Cmntys	5.00%	5/15/2042	A-	(c)	1,500	1,444,485
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,375	1,389,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

Cass Co - Essentia Hlth Rmkt (AG)	5.125%	2/15/2037	AA-		$5,000	$5,200,100
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2030	NR		7,000	7,355,110
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2035	NR		1,625	1,699,945
Cumberland Co Mun Auth - Diakon Lutheran	5.00%	1/1/2036	BBB+	(c)	500	497,990
Cumberland Co Mun Auth - Diakon Lutheran	6.125%	1/1/2029	BBB+	(c)	1,000	1,074,300
Delaware Co Hsp Auth - Cardinal Hlth	5.00%	8/1/2024	Baa2		2,000	2,104,680
Delaware Co Hsp Auth - Cardinal Hlth	5.25%	8/1/2036	Baa2		4,500	4,612,725
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,678,878
Flint Hsp Bldg Auth - Hurley Med Ctr	7.50%	7/1/2039	Ba1		3,000	3,361,110
Gaithersburg Eco Dev - Asbury	5.125%	1/1/2036	BBB	(c)	4,300	4,185,233
Glynn Brunswick Mem Hsp - SE GA Hlth	5.50%	8/1/2028	A2		5,140	5,554,695
Harris Co Hlth - Mem Hermann Hlth	7.125%	12/1/2031	A+		3,000	3,863,010
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2033	NR		2,000	1,801,960
Huntsville Redstone Vlg	5.50%	1/1/2028	NR		1,500	1,411,455
Huntsville Redstone Vlg	5.50%	1/1/2043	NR		1,350	1,184,936
IL Fin Auth - Friendship Vlg Shaumburg	7.125%	2/15/2039	BB-	(c)	1,500	1,586,715
IL Fin Auth - Friendship Vlg Shaumburg	7.25%	2/15/2045	BB-	(c)	1,500	1,591,785
IL Fin Auth - Northwestern Mem Hsp	5.00%	8/15/2043	AA+		2,750	2,876,885
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,763,962
IL Fin Auth - Rush Univ Med	7.25%	11/1/2030	A		3,000	3,615,090
IN Fin Auth - Deaconess Hlth	5.00%	3/1/2035	A		3,210	3,296,445
IN Fin Auth - NW Cmnty Fndtn	5.00%	3/1/2023	A-		750	825,743
IN Fin Auth - NW Cmnty Fndtn	5.00%	3/1/2024	A-		1,000	1,087,810
IN Fin Auth - NW Cmnty Fndtn	5.00%	3/1/2025	A-		690	740,577
Johnston Mem Hsp (AGM)(FHA)	5.25%	10/1/2024	AA-		5,000	5,470,650
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,114,720
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,276,299
LA PFA - Ochsner Clinic	6.25%	5/15/2031	Baa1		8,090	9,219,849
Laramie Co Hsp - Cheyenne Regl Med	5.00%	5/1/2032	A+		1,000	1,041,330
Lincoln Hsp - Great Plains Rgl Med	5.00%	11/1/2023	A-		500	541,720
Lincoln Hsp - Great Plains Rgl Med	5.00%	11/1/2024	A-		1,250	1,330,438
Lincoln Hsp - Great Plains Rgl Med	5.00%	11/1/2025	A-		1,000	1,054,950
Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA		3,700	4,198,612
MA DFA - Groves in Lincoln(e)	7.25%	6/1/2016	NR		3,000	1,320,000
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2042	Baa1		4,175	4,293,027
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	3,000	3,236,880
MD Hlth & Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,405,570
ME Hlth & Hi Ed - Eastern ME Med	5.00%	7/1/2043	Baa1		5,625	5,625,000
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Baa3		11,150	13,500,308
Medford Hsp - Rogue Valley Manor	5.00%	10/1/2042	BBB+		6,000	5,917,860
MO Hlth & Ed - Lutheran Senior Svcs	5.375%	2/1/2035	BBB+	(c)	3,680	3,727,803
Monroe Co IDC - Rochester Hsp	5.00%	12/1/2042	A-		1,850	1,872,089
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2024	BBB+		3,150	3,414,852
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	BBB+		1,300	1,393,171

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		$3,500	$3,823,400
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		4,275	3,727,116
NJ Hlth - Barnabas Hlth	4.00%	7/1/2026	BBB+		1,400	1,286,278
NJ Hlth - Barnabas Hlth	5.00%	7/1/2025	BBB+		1,000	1,039,650
NJ Hlth - Barnabas Hlth	5.625%	7/1/2032	BBB+		3,900	4,074,681
NJ Hlth - Barnabas Hlth	5.625%	7/1/2037	BBB+		3,675	3,832,216
NJ Hlth - St Josephs Hlth	6.625%	7/1/2038	BBB-		5,500	5,928,450
NM Hsp - Haverland	5.00%	7/1/2042	BBB-	(c)	2,250	1,964,745
NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		1,985	2,190,031
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,625,720
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	6,035,872
Orange Co Hlth - Orlando Lutheran	5.50%	7/1/2032	NR		7,200	6,977,448
Palomar Hlth Care Dist COP	6.00%	11/1/2030	Baa3		3,500	3,696,875
Pell City Spl Care Facs - Noland Hlth	5.00%	12/1/2031	A		5,000	5,226,700
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BB+		3,645	3,601,005
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2042	BB+		4,000	3,864,240
San Buenaventura - Cmnty Mem Hlth	7.50%	12/1/2041	BB		16,750	18,956,477
Sarasota Hlth - Manatee	5.75%	7/1/2037	NR		1,000	915,130
SE Port Auth - Memorial Hlth	5.75%	12/1/2032	NR		1,900	1,969,730
SE Port Auth - Memorial Hlth	6.00%	12/1/2042	NR		2,250	2,340,045
Southcentral PA Auth - Wellspan Hlth	6.00%	6/1/2029	Aa3		1,000	1,142,340
Spartanburg Co Regl Hlth	5.00%	4/15/2032	A1		7,000	7,339,220
Sullivan Co Hlth & Ed - Wellmont Hlth	5.25%	9/1/2036	BBB+		2,000	2,003,320
Sweetwater Co Hsp - Memorial Hsp	5.00%	9/1/2037	BBB		3,500	3,357,620
Tarrant Co Cultural - Christus Hlth (AG)	6.25%	7/1/2028	AA-		1,500	1,687,020
Thomasville Hsp Auth - John Archbold	5.125%	11/1/2030	A		2,500	2,604,375
Tulsa IDA - Montereau	6.875%	11/1/2023	NR		1,000	1,036,160
Tulsa IDA - Montereau	7.25%	11/1/2045	NR		3,000	3,214,140
Tyler Hlth - Mother Frances Hsp	5.50%	7/1/2027	Baa1		3,975	4,303,216
Univ CO Hsp Auth	5.00%	11/15/2036	A+		2,250	2,338,583
Univ Med Ctr Corp	6.25%	7/1/2029	BBB+		895	994,345
Univ Med Ctr Corp	6.50%	7/1/2039	BBB+		3,025	3,353,182
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A		5,000	5,675,850
WA Hlth Care - Providence Hlth	5.00%	10/1/2042	AA		3,000	3,383,820
WI Hlth & Ed - Wheaton Franciscan Hlth	5.25%	8/15/2023	A-		6,350	6,838,632
WI Hlth - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		3,000	2,764,530
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2042	Baa2		1,000	962,710
WV Hsp - Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,039,080

Total						356,917,243

Housing 1.12%

CA Stwde - CHF-Irvine LLC	6.00%	5/15/2023	Baa2		5,000	5,433,350
Dekalb Newton Gwinnett Co - GGC Fndtn	6.00%	7/1/2034	A+		1,500	1,629,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Housing (continued)

East Point Hsg - Laurel Ridge Apts AMT (FNMA)	5.00%		10/1/2032	AA+	$2,475	$2,522,941
HI Hsg Fin & Dev - Rent Hsg Sys Rmkt (AGM)	6.50%		7/1/2033	A2	2,000	2,164,480
LA HFA - GMF-LA Chateau	8.00%		9/1/2039	BB	1,450	1,528,010
Los Angeles Hsg	6.25%		6/1/2034	NR	4,220	4,682,470
MD EDC - Morgan State Univ Hsg	5.00%		7/1/2027	BBB-	1,000	1,016,660
MD EDC - Morgan State Univ Hsg	5.00%		7/1/2034	BBB-	825	811,305
MO Hsg - Homeownership Ln AMT (GNMA)(FNMA)	5.90%		9/1/2035	Aaa	100	100,643
PA Hi Ed - Edinboro Univ	5.75%		7/1/2028	Baa3	1,000	1,044,900
PA Hi Ed - Edinboro Univ	5.80%		7/1/2030	Baa3	1,000	1,049,740

Total						21,983,859

Lease Obligations 10.99%

CA Pub Wks - Judicial Council	5.00%		12/1/2028	A2	5,600	5,914,496
CA Pub Wks - Various Cap Proj	5.00%		11/1/2022	A2	750	860,700
CA Pub Wks - Various Cap Proj	5.00%		11/1/2023	A2	1,000	1,126,080
CA Pub Wks - Various Cap Proj	5.00%		4/1/2033	A2	8,500	8,766,645
CA Pub Wks - Various Cap Proj	5.125%		10/1/2031	A2	2,500	2,668,550
CA Pub Wks - Various Cap Proj	5.375%		11/1/2022	A2	5,000	5,791,900
Erie Co IDA - Buffalo Sch Dist	5.00%		5/1/2026	AA-	10,275	11,528,653
Erie Co IDA - Buffalo Sch Dist	5.25%		5/1/2028	AA-	7,000	7,691,250
GA Sch Brd Assn - Dekalb Co Pub Schs COP (NPFGC)	5.00%		12/1/2023	A1	1,000	1,036,710
Goodyear Pub Impt	6.00%		7/1/2031	AA-	2,350	2,578,702
Houston Co Coop Dist - Country Crossing	12.50%		6/7/2013	NR	1,768	247,520
IN Fin Auth - OH River Brdgs AMT	5.00%		7/1/2035	BBB	5,000	4,973,600
Indianapolis Local Pub Impt Bd Bk(b)	5.50%		2/1/2033	AA	12,000	13,285,680
Los Angeles USD	5.00%		10/1/2025	A+	6,525	7,135,544
McLennan Co PFC	6.625%		6/1/2035	AA-	7,135	7,680,756
MI Fin Auth - Detroit Sch Dist	5.50%		6/1/2021	A+	10,000	11,386,100
Miami Dade Co Spl Oblig (NPFGC)(FGIC)	1.729%	#	4/1/2014	Aa3	3,300	3,317,391
MN State Gen Fund	5.00%		3/1/2025	AA	7,000	7,906,710
MO Dev Fin Brd - Branson Landing	5.625%		12/1/2028	A	3,000	3,146,940
NJ EDA - Sch Facs	5.00%		3/1/2023	A+	1,500	1,707,645
NJ EDA - Sch Facs	5.00%		3/1/2023	A+	13,160	15,185,719
NJ Trans Trust Fund	5.00%		6/15/2023	A+	8,675	9,816,803
NJ Trans Trust Fund	5.00%		12/15/2023	A+	8,675	9,985,966
North Hudson Sewerage Auth	5.00%		6/1/2024	A-	2,585	2,902,697
NY Liberty Dev Corp - 4 WTC	5.00%		11/15/2031	A+	2,500	2,632,525
NY UDC - PIT(b)	5.00%		12/15/2025	AAA	1,980	2,191,028
NY UDC - PIT(b)	5.00%		12/15/2026	AAA	2,870	3,175,884
NYC TFA - Bldg Aid	5.00%		7/15/2030	AA-	10,000	10,806,900
NYC TFA - Bldg Aid	5.00%		7/15/2031	AA-	6,000	6,455,760
PA IDA - Economic Dev	5.50%		7/1/2023	A1	2,630	2,953,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Lease Obligations (continued)

Philadelphia Muni Auth	6.375%	4/1/2029	A2		$2,000	$2,225,320
PR Pub Bldg Auth GTD	5.25%	7/1/2033	BBB-		3,795	3,515,992
PR Pub Bldg Auth GTD	6.50%	7/1/2030	BBB-		9,000	9,232,830
PR Pub Fin Corp	5.50%	8/1/2031	BBB-		8,000	7,464,320
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	A		3,150	3,476,844
San Diego PFA - Master Lease	5.25%	9/1/2035	A+		5,000	5,119,450
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2025	AA		2,500	2,798,350
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2026	AA		2,575	2,834,843
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2027	AA		4,500	4,922,910

Total						216,449,334

Other Revenue 7.56%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	Baa2		15,000	14,437,500
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB		5,750	6,051,587
Austin Convention†	5.75%	1/1/2034	Ba2		5,000	5,075,650
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+		2,400	2,441,496
Baker Correctional Dev	7.50%	2/1/2030	NR		3,500	3,371,515
Baytown Twp - St. Croix Prep Admy	5.75%	8/1/2042	BB		1,350	1,224,463
Baytown Twp - St. Croix Prep Admy	6.75%	8/1/2028	BB		1,455	1,469,230
Brooklyn Arena LDC - Barclays Ctr	6.375%	7/15/2043	BBB-		6,000	6,808,380
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-		8,100	8,412,174
CA Stwde - Huntington Pk	5.15%	7/1/2030	NR		1,000	864,190
CA Stwde - Huntington Pk	5.25%	7/1/2042	NR		1,500	1,228,305
Chester Co IDA - Collegium Chtr Sch	5.00%	10/15/2022	BBB-		1,000	981,740
Chester Co IDA - Collegium Chtr Sch	5.375%	10/15/2042	BBB-		5,000	4,421,050
Cleveland Arpt	5.00%	1/1/2030	A-		2,000	2,057,140
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2032	BBB		915	907,168
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	BBB		1,235	1,176,745
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025	BBB-		2,000	2,154,960
Clifton Higher Ed - Uplift Education	6.00%	12/1/2030	BBB-		1,000	1,083,120
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2042	BBB		2,000	1,823,700
DC Rev - KIPP Chtr Sch(a)	6.00%	7/1/2043	BBB+		1,000	1,011,980
DC Rev - KIPP Chtr Sch(a)	6.00%	7/1/2048	BBB+		1,000	1,002,230
Doctor Charles Drew Admy COP	5.70%	11/1/2036	NR		1,535	1,080,410
FL DFC - Renaissance Chtr Sch	7.625%	6/15/2041	BB-	(c)	9,000	9,563,130
Hammond Loc Pub Impt - Charter Sch	6.75%	8/15/2035	BBB-		1,000	1,026,000
IN Fin Auth - Drexel Foundation	6.625%	10/1/2029	BB-		750	778,763
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039	BB-		1,250	1,318,800
Kansas City IDA - Derrick Thomas Sch†	5.875%	1/1/2037	NR		1,850	1,017,500
La Paz Co IDA - Imperial Regl Jail	7.80%	10/1/2039	NR		2,000	1,835,880
MA Dev Fin - Broad Inst	5.25%	4/1/2037	AA-		7,250	7,669,775
Maverick Co PFC	6.375%	2/1/2029	NR		2,580	1,902,544
Met Boston Trans Pkg Corp	5.25%	7/1/2033	A+		11,000	11,932,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue (continued)

MI Pub Ed - Bradford Admy	8.75%	9/1/2039	CCC+		$2,250	$1,207,215
MI Pub Ed - Landmark Admy	6.625%	6/1/2030	BBB-		2,000	2,020,220
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.125%	1/1/2025	NR		1,250	125,000
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037	NR		1,700	170,000
Milwaukee Redev - Admy of Learning(e)	5.50%	8/1/2022	NR		300	108,000
Milwaukee Redev - Admy of Learning(e)	5.65%	8/1/2037	NR		250	90,000
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025	BBB+		6,500	7,960,290
NYC IDA - United Jewish Appeal	5.00%	7/1/2034	Aa1		4,685	5,016,089
Otero Co Jail	5.75%	4/1/2018	NR		825	783,865
Otero Co Jail	6.00%	4/1/2028	NR		1,400	1,132,572
Philadelphia IDA - Please Touch Museum	5.25%	9/1/2026	BB-		1,600	1,516,816
Philadelphia IDA - Please Touch Museum	5.25%	9/1/2036	BB-		7,700	6,875,715
Pima Co IDA - American Charter Sch	5.50%	7/1/2026	BB	(c)	4,500	4,389,975
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2034	BBB		870	850,060
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	BBB		7,000	6,705,160
TX PFA - Cosmos Fndtn	5.375%	2/15/2037	BBB		1,230	1,234,305
TX PFA - Uplift Education	5.875%	12/1/2036	BBB-		1,145	1,189,666
West Vy Ch Sch - Monticello Admy†	6.375%	6/1/2037	NR		1,695	1,475,904

Total						148,980,887

Special Tax 2.23%

Allentown Neighborhood Impt	5.00%	5/1/2032	Baa2		1,250	1,291,363
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2		1,500	1,527,765
Altoona Urban Renewal	6.00%	6/1/2034	BBB+		1,000	1,048,340
Aurora TIF - East River	6.75%	12/30/2027	NR		905	916,964
Baltimore Spl Oblig - East Baltimore Resrch	7.00%	9/1/2038	NR		1,500	1,582,560
Branson Hills CID	5.50%	4/1/2022	NR		965	704,228
Branson Hills CID	5.50%	4/1/2027	NR		2,805	1,821,202
Fontana PFA - North Fontana Redev (AMBAC)	5.50%	9/1/2032	A+		2,000	2,004,340
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR		5,240	786,000
Gramercy Farms Cmnty Dev Dist	5.25%	5/1/2039	NR		1,340	13
HI Dept Homelands	5.875%	4/1/2034	A1		3,000	3,204,960
Houston Co Coop Dist - Country Crossing	10.00%	5/1/2039	NR		5,000	1,068,055
Mesquite Redev TIF	6.625%	6/1/2017	BBB+		1,605	1,639,652
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR		2,073	1,511,652
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2		2,325	2,595,072
Riverside Co Redev Agy - Tax Alloc	6.50%	10/1/2040	A-		2,000	2,158,840
Riverside Co Redev Agy - Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A-		11,195	7,076,583
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A-		2,500	2,864,325
San Francisco Redev - Mission Bay South	7.00%	8/1/2033	BBB		1,000	1,118,130
San Francisco Redev - Mission Bay South	7.00%	8/1/2041	BBB		1,400	1,553,328
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B2		1,690	1,721,316

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Special Tax (continued)

Sparks Tourism Impt Dist†	6.75%	6/15/2028	B2		$2,500	$2,514,450
Stone Canyon CID(e)	5.70%	4/1/2022	NR		1,000	520,000
Stone Canyon CID(e)	5.75%	4/1/2027	NR		1,300	676,000
Village CDD #10	4.50%	5/1/2023	NR		2,055	2,018,072

Total						43,923,210

Tax Revenue 7.17%

AZ Sports & Tourism Auth - Stadium	5.00%	7/1/2028	A1		18,000	19,027,980
Bi State Met Dist - Metrolink (AGM)	5.25%	7/1/2024	AA-		2,330	2,656,060
Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+		3,690	3,889,629
LA Stadium & Expo Dist	5.00%	7/1/2022	A3		1,000	1,128,880
MA Sch Bldg Auth - Sales Tax(b)	5.00%	10/15/2032	AA+		20,000	21,570,600
MA Sch Bldg Auth - Sales Tax(a)	5.00%	5/15/2038	AA+		2,750	2,944,453
Miami Dade Co Spl Oblig	5.00%	10/1/2023	A+		750	841,305
Miami Dade Co Transit	5.00%	7/1/2037	AA		5,425	5,587,370
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+		4,000	3,525,640
NJ EDA - Cigarette Tax	5.00%	6/15/2023	BBB+		2,000	2,104,580
NY Dorm - PIT	5.00%	3/15/2025	AAA		5,510	6,157,976
NY Dorm - PIT	5.00%	3/15/2026	AAA		2,580	2,855,621
NY UDC - PIT	5.00%	3/15/2028	AAA		5,000	5,525,650
NYC TFA - Future Tax(b)	5.00%	2/1/2027	AAA		12,000	13,315,080
NYC TFA - Future Tax(b)	5.00%	2/1/2028	AAA		4,000	4,438,360
PR Corp Sales Tax	5.50%	8/1/2037	A+		9,000	9,088,470
San Joaquin Co Trsp Auth	5.50%	3/1/2041	AA		14,000	15,499,680
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A2		4,190	4,717,102
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA		1,500	1,635,180
Virgin Islands PFA - Matching Fund	5.00%	10/1/2029	BBB		5,890	6,203,878
Virgin Islands PFA - Matching Fund	5.25%	10/1/2029	Baa2		4,500	4,809,600
Yorba Linda Redev Agy	6.00%	9/1/2026	A-		1,145	1,298,774
Yorba Linda Redev Agy	6.50%	9/1/2032	A-		2,000	2,304,480

Total						141,126,348

Tobacco 3.65%

Buckeye Tobacco	5.125%	6/1/2024	B-		14,000	12,643,400
Buckeye Tobacco	5.75%	6/1/2034	B-		7,315	5,973,649
Golden St Tobacco	5.00%	6/1/2033	B-		7,000	5,905,130
Golden St Tobacco	5.30%	6/1/2037	B-		8,000	6,757,280
Inland Empire Tobacco	4.625%	6/1/2021	B	(c)	4,530	4,331,450
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-		5,600	6,240,416
SD Edu Enhancement Fding Corp	5.00%	6/1/2026	A-		2,005	2,249,630
Tobacco Settlement Fin Corp	4.625%	6/1/2026	B1		10,500	9,433,305
Tobacco Settlement Fin Corp	4.75%	6/1/2034	B2		15,755	12,625,742
Tobacco Settlement Fin Corp	5.00%	6/1/2041	B2		3,000	2,397,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Tobacco (continued)

TSASC	5.00%	6/1/2026	B+	$3,640	$3,387,129

Total					71,944,821

Transportation 14.82%

Broward Co Arpt Sys	5.00%	10/1/2037	A+	3,205	3,337,206
Central TX Reg Mobility Auth	6.00%	1/1/2041	Baa2	10,000	10,892,200
Chesapeake Trsp Sys	5.00%	7/15/2023	BBB	1,525	1,613,557
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+	9,645	10,810,720
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+	6,135	6,876,493
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+	7,160	8,025,377
Denver City & Co Arpt AMT	5.00%	11/15/2023	A+	2,000	2,195,840
DFW Arpt AMT	5.00%	11/1/2037	A+	4,840	4,812,703
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2035	BBB-	10,000	2,760,700
HI Arpt	5.00%	7/1/2034	A	3,000	3,183,330
Houston Arpt - Continental Airlines AMT	6.625%	7/15/2038	B	2,500	2,606,450
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000	1,096,570
Lee Co Arpt AMT	5.375%	10/1/2032	A2	3,500	3,679,410
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA	10,000	10,321,800
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2023	AA	3,605	3,999,495
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2024	AA	2,000	2,193,340
MA Port Auth AMT	5.00%	7/1/2037	AA-	4,150	4,243,500
Met DC Airport AMT	5.00%	10/1/2024	AA-	10,230	11,304,866
Met DC Airport AMT(a)	5.00%	10/1/2026	AA-	2,500	2,714,475
Met DC Airport AMT(a)	5.00%	10/1/2028	AA-	2,000	2,126,600
Met DC Airport AMT(a)	5.00%	10/1/2038	AA-	1,500	1,536,075
Miami Dade Co Aviation - MIA	5.375%	10/1/2035	A	6,975	7,343,838
Mid - Bay Bridge Auth	7.25%	10/1/2034	BBB-	7,500	9,190,950
MTA NY	5.00%	11/15/2030	A	5,000	5,294,950
MTA NY	6.50%	11/15/2028	A	7,500	8,985,150
NJ Trans Trust Fund	5.25%	6/15/2026	A+	1,500	1,686,300
NJ Trans Trust Fund	6.00%	6/15/2035	A+	4,500	5,177,025
North Hudson Sewerage Auth	5.00%	6/1/2025	A-	3,225	3,587,264
North Hudson Sewerage Auth	5.00%	6/1/2026	A-	4,915	5,427,536
North TX Twy Auth	5.00%	9/1/2028	AA	10,000	11,019,100
North TX Twy Auth	5.75%	1/1/2033	A3	5,705	6,190,096
North TX Twy Auth	6.00%	1/1/2025	A2	5,000	5,669,050
OK Tpk Auth(b)	5.00%	1/1/2026	AA-	11,000	12,292,115
OK Tpk Auth(b)	5.00%	1/1/2027	AA-	5,000	5,587,325
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	1,500	1,602,990
PA Tpk Commn	5.00%	12/1/2023	A-	2,145	2,375,630
PA Tpk Commn	5.00%	12/1/2032	A-	7,000	7,198,100
PA Tpk Commn	5.625%	6/1/2029	A-	3,310	3,627,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

PA Tpk Commn (6.00% after 12/1/2015)~	Zero Coupon		12/1/2034	A-	$12,000	$11,373,840
Port Auth NY & NJ AMT	5.00%		10/1/2033	AA-	17,500	18,279,975
Port Oakland AMT	5.00%		5/1/2028	A+	2,275	2,314,653
Port Oakland AMT (NPFGC)	5.00%		11/1/2026	A	2,285	2,332,025
PR Hwy & Trans Auth (AG)(AGM)	5.50%		7/1/2025	AA-	2,000	2,141,620
Regional Trans Dist - Denver Trans	6.00%		1/15/2034	Baa3	1,800	2,017,602
Regional Trans Dist COP	5.375%		6/1/2031	Aa3	5,200	5,550,168
San Francisco Arpt AMT	5.00%		5/1/2025	A+	15,000	16,292,850
San Jose Arpt AMT	6.25%		3/1/2034	A2	5,000	5,575,050
South Jersey Trans Auth	5.00%		11/1/2028	A-	1,750	1,870,960
St Louis Arpt - Lambert Intl Airport	6.25%		7/1/2029	A-	3,020	3,351,838
Triborough Brdg & Tunl Auth	5.00%		11/15/2022	A+	3,500	4,086,460
Triborough Brdg & Tunl Auth	5.00%		11/15/2027	A+	2,770	3,079,825
VA Small Bus Fing - 95 Express Lanes AMT	5.00%		7/1/2034	BBB-	850	775,744
VA Small Bus Fing - 95 Express Lanes AMT	5.00%		1/1/2040	BBB-	4,850	4,316,112
VA Small Bus Fing - Elizabeth River AMT	5.25%		1/1/2032	BBB-	6,100	5,876,374

Total						291,821,081

Utilities 10.70%

Amr Muni Pwr - Prairie St Energy	5.25%		2/15/2027	A1	3,000	3,269,970
Atlanta Wtr & Wastewtr	6.00%		11/1/2028	A1	3,000	3,485,040
Atlanta Wtr & Wastewtr	6.00%		11/1/2029	A1	4,000	4,621,880
Central Plains - Goldman Sachs	0.684%	#	12/1/2017	A-	5,000	4,633,450
Central Plains - Goldman Sachs	5.00%		9/1/2032	A-	5,000	5,028,900
Chula Vista IDR - San Diego G & E Rmkt	5.875%		1/1/2034	Aa3	2,125	2,397,149
Compton Water	6.00%		8/1/2039	NR	5,500	5,289,735
Detroit Sewer	5.00%		7/1/2032	A+	1,000	947,160
Detroit Water	5.25%		7/1/2041	A+	4,025	3,859,935
Detroit Water (NPFGC)	5.00%		7/1/2034	A+	5,000	4,835,950
FL Muni Pwr Agy	6.25%		10/1/2031	A2	4,000	4,523,320
Hartford Co Met Dist - Clean Wtr	5.00%		4/1/2036	AA	9,500	10,093,655
HI Dept Budget - Hawaiian Electric AMT (FGIC)	4.60%		5/1/2026	Baa1	3,000	2,988,330
IN Fin Auth - Ohio Vly Elec	5.00%		6/1/2032	BBB-	2,250	2,212,087
IN Fin Auth - Ohio Vly Elec	5.00%		6/1/2039	BBB-	2,000	1,915,880
Lansing Brd Wtr & Light	5.00%		7/1/2030	AA-	4,735	5,140,553
Long Island Power Auth	5.00%		9/1/2025	A-	1,500	1,666,275
Long Island Power Auth	5.00%		9/1/2026	A-	6,000	6,591,300
Long Island Power Auth	6.25%		4/1/2033	A-	1,000	1,154,290
Los Angeles DEWAP - Pwr Sys (AMBAC)	5.00%		7/1/2028	AA-	4,925	5,345,349
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2028	AA	9,710	10,684,107
Main St Nat Gas - JPM	5.00%		3/15/2022	A	5,000	5,421,400
Maricopa Co Poll Ctl - El Paso Elec	4.50%		8/1/2042	BBB	3,000	2,682,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Utilities (continued)

Maricopa Co Poll Ctl - El Paso Elec	7.25%		2/1/2040	BBB		$3,500	$3,957,065
Maricopa Co Poll Ctl - So Cal Edison Rmkt	5.00%		6/1/2035	A1		7,900	8,179,502
Met Atlanta Rapid Trans Auth (AGM)	5.00%		7/1/2034	AA+		10,000	10,697,000
Met St Louis Sewer Dist	5.75%		5/1/2038	AAA		1,760	1,953,899
NJ EDA - UMM Energy AMT	5.00%		6/15/2037	Baa3		1,000	1,016,570
North Sumter Co Util Dep Dist	5.375%		10/1/2030	BBB+		5,000	5,273,900
Northern CA Pwr - Morgan Stanley	0.91%	#	7/1/2027	A-		5,000	4,236,550
OH Air Quality - FirstEnergy	5.70%		8/1/2020	BBB-		3,250	3,727,620
OH Air Quality - Ohio Vly Elec	5.625%		10/1/2019	BBB-		4,500	5,050,710
PA Econ Dev - Allegheny Energy	7.00%		7/15/2039	BBB-		1,000	1,146,700
PA Econ Dev - Philadelphia Biosolids	6.25%		1/1/2032	Baa3		2,500	2,661,500
Palm Beach Co Solid Waste	5.50%		10/1/2028	AA+		3,000	3,352,050
Pinal Co Elec Dist #4	6.00%		12/1/2028	A-		740	808,332
PR Aqueduct & Swr Auth	5.00%		7/1/2033	BB+		2,495	2,159,672
PR Aqueduct & Swr Auth	5.25%		7/1/2024	BB+		1,755	1,656,895
PR Aqueduct & Swr Auth	5.25%		7/1/2042	BB+		13,870	11,746,780
PR Aqueduct & Swr Auth	5.75%		7/1/2037	BB+		5,000	4,592,700
PR Elec Pwr Auth	0.89%	#	7/1/2031	BBB		4,000	2,763,480
PR Elec Pwr Auth	5.00%		7/1/2042	BBB		6,775	5,874,128
Sabine River Auth - TXU	5.80%		7/1/2022	CC		1,000	63,500
Sacramento MUD	5.00%		8/15/2027	AA-		1,650	1,851,795
Salt Verde Fin Corp - Citi	5.25%		12/1/2027	A-		3,435	3,732,540
Southern CA Pub Pwr Auth - Nat Gas	1.654%	#	11/1/2038	A-		5,000	4,141,100
TEAC - Goldman Sachs	5.625%		9/1/2026	BBB	(c)	3,000	3,088,440
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2028	A3		3,000	3,022,410
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2029	A3		4,000	4,014,840
TX Muni Gas Acq & Supply - ML	5.25%		12/15/2026	A-		1,250	1,319,214
TX Muni Gas Acq & Supply - ML	6.25%		12/15/2026	A-		8,575	9,963,378

Total							210,840,675

Total Municipal Bonds (cost $1,987,144,039)							2,008,215,157

	Shares (000)

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus Municipal Cash Management Plus (cost $908)	1	908

Total Investments in Securities 101.95% (cost $1,987,144,947)		2,008,216,065

Liabilities in Excess of Cash and Other Assets(h) (1.95%)		(38,353,209)

Net Assets 100.00%		$1,969,862,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2013

Open Futures Contracts at June 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	September 2013	375	Short	$(47,460,938)	$1,092,632
U.S. Long Bond	September 2013	230	Short	(31,244,063)	1,201,482

Totals				$(78,705,001)	$2,294,114

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1		Level 2	Level 3		Total

Municipal Bonds	$		$2,008,215,157	$		$2,008,215,157
Money Market Mutual Fund		908	—		—	908

Total		$908	$2,008,215,157		$—	$2,008,216,065

Other Financial Instruments
Futures Contracts
Assets		$2,294,114	$—		$—	$2,294,114
Liabilities		—	—		—	—

Total		$2,294,114	$—		$—	$2,294,114

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 99.94%

Corporate-Backed 11.94%

AK IDA - Anchorage Sportsplex(e)	6.12%	8/1/2031	NR	$3,285	$1,314,000
AL IDA - Office Max Rmkt AMT	6.45%	12/1/2023	B2	3,070	3,070,614
Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2025	NR	1,375	1,375,660
Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2036	NR	3,210	3,057,365
Allegheny Co IDA - US Steel	6.875%	5/1/2030	BB-	6,050	6,552,634
Beauregard Parish - Office Max	6.80%	2/1/2027	B2	6,250	6,275,187
Brazos River Auth - TXU Rmkt AMT	7.70%	4/1/2033	CC	2,000	140,000
Brazos River Auth - TXU Rmkt AMT†	8.25%	5/1/2033	C	2,000	160,000
CA Co Tobacco Sec - Sonoma Co	5.125%	6/1/2038	B-	5,040	4,084,366
Clayton Co SFR - Delta Airlines AMT	9.00%	6/1/2035	B	7,640	8,365,265
Cleveland Arpt - Continental Airlines AMT	5.375%	9/15/2027	B	16,240	14,985,460
Courtland IDB - Intl Paper AMT	5.20%	6/1/2025	BBB	5,545	5,701,036
DFW Arpt - American Airlines Rmkt AMT(e)	9.125%	5/1/2029	NR	13,500	15,180,750
Fort Bend Co IDC - NRG Energy	4.75%	11/1/2042	Baa3	4,645	4,067,116
Fort Bend Co IDC - NRG Energy Rmkt	4.75%	5/1/2038	Baa3	1,725	1,546,514
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2036	NR	1,670	1,554,570
Gulf Coast IDA - CITGO AMT	4.875%	5/1/2025	BB+	2,000	1,968,980
Houston Arpt - Continental Airlines AMT	5.70%	7/15/2029	B	3,760	3,552,373
IA Fin Auth - Alcoa	4.75%	8/1/2042	BBB-	3,500	2,831,955
IL Fin Auth - Leafs Hockey Club(e)	5.875%	3/1/2027	NR	1,500	510,000
IL Fin Auth - Leafs Hockey Club(e)	6.00%	3/1/2037	NR	1,450	493,000
IL Fin Auth - United Sports/ Barrington(e)†	6.125%	10/1/2027	NR	1,475	265,500
IL Fin Auth - United Sports/ Barrington(e)†	6.25%	10/1/2037	NR	6,525	1,174,500
Intl Falls Poll Ctl - Office Max	5.65%	12/1/2022	NR	1,085	1,085,846
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2028	BBB-	5,600	5,581,800
MA DFA - Covanta AMT	5.25%	11/1/2042	Ba2	1,500	1,404,240
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2016	NR	1,830	1,834,575
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR	10,015	10,037,233
Martin Co IDA - Indiantown Cogen AMT	4.20%	12/15/2025	Ba1	3,000	2,821,950
Matagorda Co Nav Dist - AEP TX Central	4.00%	6/1/2030	BBB	2,000	1,756,760
Matagorda Co Nav Dist - AEP TX Central	4.00%	6/1/2030	BBB	1,400	1,229,732
MD EDC - Chesapeake Bay Hyatt	5.00%	12/1/2016	NR	3,430	2,911,590
Niagara Area Dev Corp - Covanta	4.00%	11/1/2024	Ba2	1,740	1,748,857
Niagara Area Dev Corp - Covanta AMT	5.25%	11/1/2042	Ba2	14,760	13,958,089
NJ EDA - Continental Airlines AMT	4.875%	9/15/2019	B	2,000	1,953,360
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023	B	5,125	4,968,277
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	B	16,435	15,426,548
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	B	5,965	5,943,347
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	B	1,885	1,765,830
NJ EDA - Continental Airlines AMT	7.20%	11/15/2030	B	755	755,408
NJ EDA - Glimcher Pptys AMT	6.00%	11/1/2028	NR	6,190	5,845,960
NYC IDA - British Airways AMT	5.25%	12/1/2032	BB	7,580	7,182,202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Corporate-Backed (continued)

NYC IDA - Jetblue AMT	5.00%	5/15/2020	B-		$2,365	$2,311,173
NYC IDA - Jetblue AMT	5.125%	5/15/2030	B-		1,000	936,090
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB-		1,500	1,489,065
PA Econ Dev - US Airways	8.00%	5/1/2029	CCC+		2,500	2,843,875
Phoenix IDA - US Airways AMT	6.25%	6/1/2019	Caa2		1,955	1,956,388
Phoenix IDA - US Airways AMT	6.30%	4/1/2023	Caa2		3,685	3,688,243
Port Bay City Auth - Celanese AMT	6.50%	5/1/2026	BB-		6,120	6,125,386
Port Corpus Christi Auth - Celanese	6.45%	11/1/2030	BB-		5,100	5,142,993
Port St Helens Poll Ctl - Office Max	5.65%	12/1/2027	NR		1,730	1,731,349
Rockdale Co Dev - Visy Paper AMT	6.125%	1/1/2034	NR		6,000	6,102,480
Rumford Solid Waste - Office Max AMT	6.875%	10/1/2026	B2		1,500	1,506,045
Selma IDB - Intl Paper	5.375%	12/1/2035	BBB		3,250	3,380,227
West Pace Coop Dist	9.125%	5/1/2039	NR		13,915	12,685,331
WI PFA - TRIPS AMT	5.00%	7/1/2042	BBB-		2,000	1,872,340

Total						228,209,434

Education 5.48%

Brevard Co IDR - Tuff FL Tech	6.50%	11/1/2029	BBB-		2,500	2,620,975
Buffalo & Erie IDC - Medaille Clg	5.00%	4/1/2022	BB+		1,185	1,179,928
Buffalo & Erie IDC - Medaille Clg	5.25%	4/1/2035	BB+		2,885	2,640,150
CA Stwde - Thomas Jeff Sch of Law†	7.25%	10/1/2032	BB		3,500	3,506,965
CA Stwde - Windrush Sch(e)	5.50%	7/1/2037	NR		7,225	72
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		1,720	1,766,509
East Hempfield Twp IDA - Millersville Univ	5.00%	7/1/2035	BBB-		1,000	923,460
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(c)	1,375	1,271,023
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2037	BB+	(c)	8,235	6,919,294
Harrisburg Auth - Univ of Science(e)	6.00%	9/1/2036	NR		12,725	7,635,000
IA Hi Ed - Central Clg	5.00%	10/1/2031	Baa3		9,250	9,475,330
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,300,001
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	3,912,240
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,392,700
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2026	Baa3		2,000	1,891,540
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		2,700	2,388,528
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		2,500	2,650,900
MA DFA - Merrimack Clg	5.00%	7/1/2032	BBB-		535	500,129
MA DFA - Merrimack Clg	5.25%	7/1/2042	BBB-		1,200	1,115,820
Marietta Dev Auth - Life Univ	7.00%	6/15/2030	Ba3		5,000	5,144,500
MD Hlth & Hi Ed - Wash Christian Admy(e)	5.25%	7/1/2018	NR		250	72,500
MD Hlth & Hi Ed - Wash Christian Admy(e)	5.50%	7/1/2038	NR		2,300	667,000
NC Cap Facs - High Point Univ	4.375%	5/1/2034	BBB+		3,580	3,394,413
NC Cap Facs - High Point Univ	5.00%	5/1/2032	BBB+		1,500	1,532,055
NH Hlth & Ed - Sthrn NH Univ	5.00%	1/1/2027	BBB		1,250	1,277,775
NH Hlth & Ed - Sthrn NH Univ	5.00%	1/1/2034	BBB		2,800	2,764,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Education (continued)

NJ Ed Facs - Univ Med & Dent	7.125%	12/1/2023	Baa1		$4,000	$5,212,760
NJ Ed Facs - Univ Med & Dent	7.50%	12/1/2032	Baa1		2,000	2,648,380
NY Dorm - Pace Univ	5.00%	5/1/2038	BBB-		750	740,490
NYC IDA - Vaughn Clg	5.00%	12/1/2031	BB+		1,510	1,526,912
NYC IDA - Vaughn Clg	5.25%	12/1/2036	BB+		3,640	3,693,108
OH Hi Ed - Ashland Univ	6.25%	9/1/2024	B3		6,655	6,680,954
PA Hi Ed - La Salle Univ	5.00%	5/1/2037	BBB		2,000	1,958,940
PA Hi Ed - Shippensburg Univ	5.00%	10/1/2035	BBB-		800	771,832
Quad Cities Econ Dev - Augustana Clg	4.75%	10/1/2029	Baa1		845	817,977
Quad Cities Econ Dev - Augustana Clg	4.75%	10/1/2032	Baa1		1,000	946,770
Univ of California(b)	5.75%	5/15/2031	Aa1		7,000	7,921,865

Total						104,863,431

General Obligation 6.09%

Arkansas City Bldg - So Cent Reg Med	6.75%	9/1/2038	Baa3		6,360	7,046,371
Bellwood GO	5.875%	12/1/2027	NR		3,000	2,783,730
Bellwood GO	6.15%	12/1/2032	NR		2,770	2,532,833
Guam GO	6.75%	11/15/2029	B+		8,690	9,294,911
Guam GO	7.00%	11/15/2039	B+		2,175	2,351,697
IL State GO	5.00%	8/1/2025	A-		2,685	2,775,968
IL State GO	5.00%	3/1/2031	A-		2,250	2,221,268
IL State GO	5.00%	3/1/2032	A-		6,000	5,885,460
IL State GO	5.00%	1/1/2034	A-		2,275	2,212,460
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa2		11,000	11,779,460
Maverick Co GO	8.75%	3/1/2034	NR		2,500	2,542,500
Maverick Co GO	8.75%	3/1/2034	NR		5,500	5,593,500
NYC GO(b)	5.125%	3/1/2026	AA		10,000	11,098,750
Oakland USD	6.125%	8/1/2029	NR		1,500	1,570,650
PR Comwlth GO	5.00%	7/1/2041	BBB-		4,920	4,157,252
PR Comwlth GO	5.25%	7/1/2037	BBB-		5,000	4,456,500
PR Comwlth GO	5.50%	7/1/2039	BBB-		16,600	15,272,332
PR Comwlth GO	5.625%	7/1/2033	BBB-		4,000	3,880,960
PR Pub Bldg Auth	5.25%	7/1/2042	BBB-		16,395	14,259,715
PR Pub Bldg Auth GTD	5.625%	7/1/2039	BBB-		2,800	2,638,104
Woonsocket GO	7.125%	6/15/2016	B3		1,955	2,004,031

Total						116,358,452

Health Care 27.14%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		2,600	2,561,988
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	9,174,800
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	4,036,005
Atlantic Bch Hlth - Fleet Landing	5.00%	11/15/2037	BBB	(c)	1,300	1,278,342
AZ Hlth Facs - Beatitudes	5.20%	10/1/2037	NR		9,710	8,488,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

AZ Hlth Facs - Phoenix Childrens Hsp	5.00%	2/1/2034	BBB+		$3,150	$3,178,319
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,350	1,398,965
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2034	BBB+		500	514,285
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,656,810
CA Stwde - So Cal Presbyterian	7.00%	11/15/2029	BBB-		1,000	1,122,880
CA Stwde - So Cal Presbyterian	7.25%	11/15/2041	BBB-		2,500	2,774,550
CA Stwde - Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,001,690
CA Stwde - Terraces San Joaquin	6.00%	10/1/2042	NR		1,070	1,090,394
CA Stwde - Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,010,490
Chesterfield Co EDA - Brandermill Woods	5.00%	1/1/2032	NR		2,000	1,891,480
Chesterfield Co EDA - Brandermill Woods	5.125%	1/1/2043	NR		1,000	918,340
CO Hlth Facs - American Baptist	7.75%	8/1/2029	NR		5,770	6,262,296
CO Hlth Facs - American Baptist	7.75%	8/1/2039	NR		5,045	5,401,429
CO Hlth Facs - Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	965,970
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2041	NR		2,000	1,870,520
Cumberland Mun Auth - Asbury	5.40%	1/1/2022	NR		585	605,703
Cumberland Mun Auth - Asbury	6.00%	1/1/2040	NR		2,000	2,079,420
Cuyahoga Co Hlth - Eliza Jennings	6.00%	5/15/2037	NR		4,300	4,278,027
Cuyahoga Co Hlth - Eliza Jennings	6.00%	5/15/2042	NR		2,500	2,469,375
Duluth EDA - St Lukes Hsp	6.00%	6/15/2039	NR		3,750	3,827,888
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2032	NR		1,500	1,433,520
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2042	NR		2,800	2,570,260
Flint Hsp Bldg Auth - Hurley Med Ctr	5.25%	7/1/2039	Ba1		1,250	1,124,325
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,697,524
Flint Hsp Bldg Auth - Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,944,042
Flint Hsp Bldg Auth - Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	896,296
Gaithersburg Eco Dev - Asbury	5.125%	1/1/2036	BBB	(c)	4,700	4,574,557
Gaithersburg Eco Dev - Asbury	6.00%	1/1/2023	BBB	(c)	3,385	3,678,107
Hanover Co EDA - Covenant Woods	5.00%	7/1/2042	NR		2,000	1,805,140
Hanover Co EDA - Covenant Woods	5.00%	7/1/2047	NR		1,985	1,716,390
Harris Co - Childrens Med	5.00%	10/1/2024	AA		6,000	6,528,660
Harris Co - Childrens Med	5.25%	10/1/2029	AA		4,000	4,417,720
Harris Co Cultural Ed - Brazos	5.00%	1/1/2033	NR		545	508,954
Harris Co Cultural Ed - Brazos	5.00%	1/1/2038	NR		510	460,688
Harris Co Cultural Ed - Brazos	5.00%	1/1/2043	NR		520	458,895
Harris Co Cultural Ed - Brazos	5.125%	1/1/2048	NR		1,535	1,348,298
HFDC Cent TX - Legacy/Willow Bend	5.625%	11/1/2026	NR		1,850	1,896,861
HFDC Cent TX - Legacy/Willow Bend	5.75%	11/1/2036	NR		5,500	5,547,465
Holmes Co Hsp - Doctors Mem Hsp	5.75%	11/1/2026	NR		5,660	5,361,944
Holmes Co Hsp - Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115	6,454,799
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2027	NR		1,200	1,157,772
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2033	NR		2,990	2,693,930
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2037	NR		6,270	5,477,848
Huntsville Redstone Vlg	5.50%	1/1/2028	NR		4,500	4,234,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

IL Fin Auth - Clare At Water Tower(e)	Zero Coupon	5/15/2050	NR		$4,800	$480
IL Fin Auth - Clare At Water Tower(e)	5.125%	5/15/2018	NR		3,500	350
IL Fin Auth - Clare At Water Tower(e)	5.20%	5/15/2015	NR		700	70
IL Fin Auth - Clare At Water Tower(e)	5.30%	5/15/2016	NR		700	70
IL Fin Auth - Clare At Water Tower(e)	6.00%	5/15/2028	NR		2,800	280
IL Fin Auth - Clare At Water Tower(e)	6.125%	5/15/2041	NR		3,500	350
IL Fin Auth - Clare Oaks	Zero Coupon	11/15/2052	NR		2,845	59,771
IL Fin Auth - Clare Oaks	Zero Coupon	11/15/2052	NR		569	199,712
IL Fin Auth - Clare Oaks	Zero Coupon	11/15/2052	NR		569	146,638
IL Fin Auth - Clare Oaks	4.00%	11/15/2052	NR		4,550	2,706,365
IL Fin Auth - Clare Oaks	7.00%	11/15/2017	NR		520	512,294
IL Fin Auth - Clare Oaks	7.00%	11/15/2027	NR		830	781,296
IL Fin Auth - Clare Oaks	7.00%	11/15/2027	NR		1,040	977,527
IL Fin Auth - Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(c)	4,000	4,016,640
IL Fin Auth - Friendship Vlg Shaumburg	5.625%	2/15/2037	BB-	(c)	7,975	7,887,115
IL Fin Auth - Friendship Vlg Shaumburg	7.25%	2/15/2045	BB-	(c)	3,500	3,714,165
IL Fin Auth - Landing / Plymouth Place	6.00%	5/15/2043	NR		2,165	1,957,355
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		5,000	5,527,925
IL Fin Auth - Rush Univ Med	7.25%	11/1/2030	A		3,000	3,615,090
IL Fin Auth - Smith Vlg	5.25%	11/15/2016	NR		3,005	3,046,409
IL Fin Auth - Three Crowns Pk Plaza	5.875%	2/15/2038	NR		4,500	4,527,225
Iron River Hsp - Iron Co Comnty Hsps	6.50%	5/15/2033	NR		5,000	5,086,850
Kent Hsp Fin Auth - Metropolitan Hsp	5.75%	7/1/2025	BB+		3,325	3,482,971
Kent Hsp Fin Auth - Metropolitan Hsp	6.00%	7/1/2035	BB+		4,575	4,769,254
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,114,720
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		2,820	3,156,849
Kirkwood IDA - Aberdeen Hts	8.25%	5/15/2039	NR		6,695	7,527,858
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		3,000	2,920,620
LA PFA - Lake Charles Mem Hsp†	6.375%	12/1/2034	NR		5,840	5,474,416
LA PFA - Ochsner Clinic	6.50%	5/15/2037	Baa1		8,250	9,509,527
Lubbock Hlth - Carillon	6.30%	7/1/2019	NR		4,010	4,154,119
MA DFA - Boston Med Ctr	5.00%	7/1/2029	BBB+		3,000	3,134,790
MA DFA - Boston Med Ctr	5.25%	7/1/2026	BBB+		3,000	3,217,680
MA DFA - Boston Med Ctr	5.25%	7/1/2027	BBB+		4,000	4,299,520
MA DFA - Groves in Lincoln	7.50%	6/1/2029	NR		4,000	1,760,000
MA DFA - Groves in Lincoln	7.75%	6/1/2039	NR		2,000	880,000
MA Hlth & Ed - Emerson Hsp (RADIAN)	5.00%	8/15/2025	NR		6,840	6,516,742
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2032	Baa1		2,250	2,327,558
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2042	Baa1		4,125	4,241,614
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	3,450	3,722,412
MD Hlth & Ed - Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,121,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

ME Hlth & Hi Ed - Eastern ME Med	5.00%	7/1/2043	Baa1		$2,810	$2,810,000
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	BBB+		1,700	1,821,839
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2026	BBB+		2,725	2,918,203
Montgomery Co IDA - Whitemarsh	6.125%	2/1/2028	NR		3,045	3,054,561
Montgomery Co IDA - Whitemarsh	6.25%	2/1/2035	NR		11,975	11,999,070
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		8,175	7,127,292
NC Med - Lutheran Svcs	4.75%	3/1/2032	NR		1,250	1,140,025
NC Med - Lutheran Svcs	5.00%	3/1/2037	NR		1,000	925,480
NC Med - Lutheran Svcs	5.00%	3/1/2042	NR		1,000	913,460
NJ EDA - Seashore Gardens	5.30%	11/1/2026	NR		1,250	1,181,338
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR		4,705	4,093,632
NJ Hlth - Somerset Med Ctr	5.50%	7/1/2033	Ba2		6,130	6,134,291
NM Hsp - Gerald Champion Hsp	5.50%	7/1/2042	B+		2,625	2,301,206
NM Hsp - Haverland	5.00%	7/1/2032	BBB-	(c)	2,800	2,538,172
NM Hsp - Haverland	5.00%	7/1/2042	BBB-	(c)	1,500	1,309,830
NY Dorm - Orange Regl Med	6.125%	12/1/2029	Ba1		5,650	6,044,370
OH Hsp - Cleveland Clinic(b)	5.50%	1/1/2034	Aa2		13,500	14,510,947
Onondaga CDC - St Josephs Hsp	4.50%	7/1/2032	BB+		7,000	6,033,020
Orange Co Hlth - Orlando Lutheran	5.375%	7/1/2020	NR		1,100	1,111,473
Orange Co Hlth - Orlando Lutheran	5.50%	7/1/2038	NR		6,550	6,242,543
Orange Co Hlth - Orlando Lutheran	5.70%	7/1/2026	NR		2,920	2,931,972
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Baa3		5,000	5,441,550
Palomar Hlth Care Dist COP	6.00%	11/1/2030	Baa3		500	528,125
Palomar Hlth Care Dist COP	6.625%	11/1/2029	Baa3		5,000	5,464,000
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2026	BB+		1,850	1,915,583
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BB+		6,250	6,174,562
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2042	BB+		2,000	1,932,120
Princeton Hsp - Princeton Cmnty Hsp	5.00%	5/1/2022	BBB		285	307,327
Princeton Hsp - Princeton Cmnty Hsp	5.00%	5/1/2027	BBB		5,000	5,191,250
RI Hlth & Ed - St Joseph Hlth	5.50%	10/1/2029	CCC		15,270	10,841,853
Rochester Hlth Care - Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,086,635
Rochester Hlth Care - Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,446,460
Salem Hsp Fac - Capital Manor	5.625%	5/15/2032	NR		1,000	1,000,960
Salem Hsp Fac - Capital Manor	6.00%	5/15/2047	NR		1,600	1,624,016
San Buenaventura - Cmnty Mem Hlth	7.50%	12/1/2041	BB		3,100	3,508,363
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	12,177,100
Sarasota Hlth - Manatee	5.75%	7/1/2037	NR		2,895	2,649,301
Sarasota Hlth - Manatee	5.75%	7/1/2045	NR		6,435	5,671,487
Sartell Hlth Care - Country Manor	5.25%	9/1/2027	NR		1,150	1,127,414
Sayre Mem Hsp Auth	6.00%	7/1/2037	NR		4,000	2,690,440
SC Jobs EDA - Hampton Regl Med	5.25%	11/1/2028	NR		12,000	11,253,720
SE Port Auth - Memorial Hlth	5.75%	12/1/2032	NR		3,800	3,939,460
SE Port Auth - Memorial Hlth	6.00%	12/1/2042	NR		6,750	7,020,135
Shelby Co Hlth Ed Hsg - Vlg Germantwn	5.00%	12/1/2032	NR		2,100	1,912,554

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2013

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

Shelby Co Hlth Ed Hsg - Vlg Germantwn	5.25%	12/1/2042		NR		$1,800	$1,619,010
St Paul Port Auth - Healtheast Midway	5.75%	5/1/2025		BB+		1,520	1,567,150
St Paul Port Auth - Healtheast Midway	5.875%	5/1/2030		BB+		1,000	1,026,980
Sylacauga Hlth - Coosa Vy Med Ctr	5.375%	8/1/2015		NR		1,010	1,031,927
Sylacauga Hlth - Coosa Vy Med Ctr	6.00%	8/1/2025		NR		3,000	2,941,860
Sylacauga Hlth - Coosa Vy Med Ctr	6.00%	8/1/2035		NR		3,000	2,805,300
Tulsa IDA - Montereau	6.875%	11/1/2023		NR		1,300	1,347,008
Tulsa IDA - Montereau	7.125%	11/1/2030		NR		2,000	2,173,240
Upper IL River Vy - Pleasant View	7.25%	11/15/2040		NR		1,200	1,238,448
Upper IL River Vy - Pleasant View	7.375%	11/15/2045		NR		1,550	1,599,895
Vigo Co Hsp - Union Hsp†	5.70%	9/1/2037		NR		9,250	9,361,740
Vigo Co Hsp - Union Hsp†	5.75%	9/1/2042		NR		2,000	2,020,420
Vigo Co Hsp - Union Hsp	8.00%	9/1/2041		NR		2,955	3,445,766
WA Hlth Care - Kadlec Regl Med Ctr	5.00%	12/1/2042		Baa3		2,745	2,472,312
WA Hsg - Mirabella	6.50%	10/1/2032		NR		2,000	1,986,720
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2034		BBB	(c)	1,250	1,242,075
Western IL EDA - Carthage Mem Hsp	7.00%	6/1/2033		NR		2,890	2,891,705
WI Hlth & Ed - Wheaton Franciscan Hlth	5.125%	8/15/2030		A-		5,000	5,173,450
WI Hlth - Sauk-Prairie Mem Hsp	5.375%	2/1/2048		Ba1		6,000	5,529,060
WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042		NR		2,961	934,136
WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042		NR		2,961	30
WI PFA - Las Ventanas Retirement	7.00%	10/1/2042		NR		6,895	6,549,974
Wilson Co Hsp	5.60%	9/1/2036		NR		3,530	3,087,267
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2032		Baa2		1,445	1,444,942
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2028		NR		7,425	7,525,831

Total							519,006,175

Housing 0.93%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042		NR		700	804,622
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2046		NR		1,000	1,140,250
CA Stwde - American Baptist	5.00%	10/1/2043		BBB		2,450	2,210,390
LA HFA - GMF-LA Chateau	8.00%	9/1/2039		BB		3,390	3,572,382
MD EDC - Morgan State Univ Hsg	5.00%	7/1/2027		BBB-		1,000	1,016,660
MD EDC - Morgan State Univ Hsg	5.00%	7/1/2034		BBB-		825	811,305
Met Govt Nashville H & E - Prestige Pt(e)	7.50%	12/20/2040		NR		3,930	2,358,000
MI Strategic Fd - Evangelical Homes	5.50%	6/1/2047		BB+	(c)	1,250	1,121,750
Munimae Te Bd Sub†	5.30%	—	(g)	Ba2		2,000	1,860,640
Munimae Te Bd Sub†	5.90%	—	(g)	B1		2,000	1,640,620
Saline EDC - Evangelical Homes	5.50%	6/1/2047		BB+	(c)	1,500	1,346,100

Total							17,882,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Lease Obligations 1.51%

CA Pub Wks - State Prisons	5.75%	10/1/2031	A2		$1,500	$1,684,950
CA Pub Wks - Various Cap Proj	5.00%	4/1/2034	A2		5,000	5,142,300
Houston Co Coop Dist - Country Crossing	12.50%	6/7/2013	NR		4,199	587,860
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB		2,250	2,238,120
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB		1,000	976,830
Philadelphia Muni Auth	6.375%	4/1/2029	A2		2,000	2,225,320
PR Pub Bldg Auth GTD	5.25%	7/1/2033	BBB-		5,000	4,632,400
PR Pub Fin Corp	5.50%	8/1/2031	BBB-		12,250	11,429,740

Total						28,917,520

Other Revenue 12.71%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	Baa2		9,000	8,662,500
Baker Correctional Dev	7.50%	2/1/2030	NR		8,400	8,091,636
Baltimore Conv Ctr - Hilton Hotel	5.875%	9/1/2039	Ba2		10,845	10,954,318
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.00%	9/1/2032	BB+		2,250	2,112,547
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2039	BB+		2,975	2,767,196
Baytown Twp - St Croix Prep Admy	6.75%	8/1/2028	BB		3,450	3,483,741
Baytown Twp - St Croix Prep Admy	7.00%	8/1/2038	BB		3,000	3,025,290
CA Fin Auth - High Tech†	6.125%	7/1/2038	BB	(c)	1,250	1,150,637
CA Stwde - Huntington Pk	5.15%	7/1/2030	NR		2,340	2,022,205
CA Stwde - Huntington Pk	5.25%	7/1/2042	NR		1,500	1,228,305
Charyl Stockwell Admy COP	5.75%	10/1/2025	NR		4,130	3,656,785
Charyl Stockwell Admy COP	5.90%	10/1/2035	NR		3,000	2,503,740
Chester Co IDA - Collegium Chtr Sch	5.00%	10/15/2022	BBB-		1,000	981,740
Chester Co IDA - Collegium Chtr Sch	5.375%	10/15/2042	BBB-		5,000	4,421,050
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2032	BBB		915	907,168
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	BBB		1,240	1,181,509
Doctor Charles Drew Admy COP	5.70%	11/1/2036	NR		1,800	1,266,930
Downtown Phoenix Hotel Corp (FGIC)	5.00%	7/1/2036	BB+		5,000	4,860,200
FL DFC - Palm Bay Admy(e)	6.00%	5/15/2036	NR		2,000	1,385,760
FL DFC - Palm Bay Admy(e)	6.125%	5/15/2037	NR		1,855	1,285,329
FL DFC - Renaissance Chtr Sch	6.125%	6/15/2043	NR		3,000	2,622,240
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033	BB-	(c)	9,350	9,922,874
Florence Twn IDA - Legacy Trad Sch	6.00%	7/1/2043	BB		3,250	2,965,235
IA Fin Auth - Childserve	5.375%	6/1/2026	NR		1,795	1,690,459
IA Fin Auth - Childserve	5.50%	6/1/2031	NR		4,260	3,837,749
IA Fin Auth - Childserve	5.55%	6/1/2036	NR		5,960	5,219,232
IN Fin Auth - Drexel Foundation	6.625%	10/1/2029	BB-		750	778,763
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039	BB-		1,250	1,318,800
Kansas City IDA - Allen Vlg Sch†	6.125%	8/1/2026	NR		1,550	1,527,339
Kansas City IDA - Allen Vlg Sch†	6.25%	8/1/2036	NR		2,815	2,629,576
Kansas City IDA - Derrick Thomas Sch†	5.875%	1/1/2037	NR		6,570	3,613,500
La Paz Co IDA - Imperial Regl Jail	7.80%	10/1/2039	NR		5,500	5,048,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2013

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue (continued)

La Vernia Hi Ed - Amigos/Friends Life	6.25%	2/15/2026		NR		$1,000	$1,005,670
La Vernia Hi Ed - Amigos/Friends Life	6.375%	2/15/2037		NR		1,220	1,166,235
La Vernia Hi Ed - Cosmos Fndtn	7.125%	2/15/2038		BBB		6,515	7,072,749
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031		BBB-		4,750	5,320,427
Lombard PFC - Conf Ctr & Hotel	7.125%	1/1/2036		NR		8,500	5,345,650
Maverick Co PFC	6.25%	2/1/2024		NR		4,430	3,454,558
Maverick Co PFC	6.375%	2/1/2029		NR		1,640	1,209,369
MD EDC - Chesapeake Bay Hyatt	5.00%	12/1/2031		NR		15,200	9,720,096
MD EDC - Chesapeake Bay Hyatt	5.25%	12/1/2031		NR		3,000	1,922,190
MI Pub Ed - Bradford Admy†	6.50%	9/1/2037		CCC+		5,000	2,662,950
MI Pub Ed - Bradford Admy	8.75%	9/1/2039		CCC+		2,250	1,207,215
MI Pub Ed - Crescent Admy	7.00%	10/1/2036		NR		722	664,404
MI Pub Ed - Landmark Admy	6.625%	6/1/2030		BBB-		1,955	1,974,765
MI Pub Ed - Old Redford	5.875%	12/1/2030		BB		3,720	3,443,046
MI St Strategic Fd(f)	—	—	(g)	NR		5,000	500
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.125%	1/1/2025		NR		2,790	279,000
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037		NR		5,755	575,500
Milwaukee Redev - Admy of Learning(e)	5.65%	8/1/2037		NR		3,340	1,202,400
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025		BBB+		10,250	12,552,765
North TX Edu Fin Corp - Uplift Education	4.875%	12/1/2032		BBB-		2,085	1,995,324
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2023		Ba1		635	639,445
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2036		Ba1		2,380	2,178,723
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2039		Ba1		9,600	8,595,744
Ohio St Pollution Ctl Rev	5.625%	3/1/2015		NR		2,965	297
Otero Co Jail	5.75%	4/1/2018		NR		1,955	1,857,524
Otero Co Jail	6.00%	4/1/2023		NR		1,350	1,191,969
Otero Co Jail	6.00%	4/1/2028		NR		1,925	1,557,286
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+		5,000	4,891,850
Palm Bay Ed - Patriot Charter Sch(e)	6.75%	7/1/2022		NR		1,460	408,800
Palm Bay Ed - Patriot Charter Sch(e)	7.00%	7/1/2036		NR		5,000	1,400,000
Palm Beach Co - G Star Sch of Arts	6.75%	5/15/2035		BB		2,455	2,298,175
Pima Co IDA - American Charter Sch	5.50%	7/1/2026		BB	(c)	5,000	4,877,750
Pima Co IDA - American Charter Sch	5.625%	7/1/2038		BB	(c)	12,270	11,131,467
Pima Co IDA - Horizon Learning Ctr	5.25%	6/1/2035		BBB		10,000	8,891,100
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		BB-		1,475	1,227,318
Provo Charter Sch - Freedom Admy	5.50%	6/15/2037		NR		3,750	3,285,300
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2034		BBB		2,575	2,515,981
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039		BBB		7,540	7,222,415
TX PFA - Cosmos Fndtn	5.375%	2/15/2037		BBB		3,410	3,421,935
West Vy Ch Sch - Monticello Admy†	6.375%	6/1/2037		NR		3,950	3,439,423
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030		BB		1,300	1,301,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue (continued)

Yonkers EDC - Charter Sch Ed Excellence	6.25%	10/15/2040	BB	$750	$748,935

Total					242,980,651

Special Tax 6.75%

Allentown Neighborhood Impt	5.00%	5/1/2032	Baa2	1,000	1,033,090
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	1,200	1,222,212
Anne Arundel Co - Natl Business Pk	5.625%	7/1/2025	NR	1,000	1,050,340
Anne Arundel Co - Natl Business Pk	6.10%	7/1/2040	NR	2,250	2,362,095
Arborwood CDD(e)	5.10%	5/1/2014	NR	35	19,250
Arborwood CDD	5.10%	5/1/2014	NR	95	96,318
Arborwood CDD(e)	5.35%	5/1/2036	NR	1,320	726,000
Arborwood CDD	5.35%	5/1/2036	NR	5,105	4,712,783
Arborwood CDD(e)	5.50%	5/1/2036	NR	1,235	679,250
Aurora TIF - East River	6.50%	12/30/2023	NR	2,560	2,598,835
Aurora TIF - East River	6.75%	12/30/2027	NR	1,490	1,509,698
Baltimore Spl Oblig - E Baltimore Resrch	7.00%	9/1/2038	NR	3,500	3,692,640
Capital Region CDD - St Joe Company	7.00%	5/1/2039	NR	4,395	4,412,756
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	4,602,560
Corona Norco Sch Dist PFA	5.00%	9/1/2023	BBB+	790	856,763
Corona Norco Sch Dist PFA	5.00%	9/1/2026	BBB+	625	656,469
Corona Norco Sch Dist PFA	5.00%	9/1/2027	BBB+	1,250	1,296,312
Corona Norco Sch Dist PFA	5.00%	9/1/2032	BBB+	1,190	1,193,689
Corona Norco Sch Dist PFA	5.00%	9/1/2035	BBB+	585	573,440
Durbin Crossing CDD	5.50%	5/1/2037	NR	5,400	4,950,936
Grandview IDA - Grandview Crossing(e)	5.75%	12/1/2028	NR	1,000	260,000
Henderson Impt Dists - Inspirada	5.25%	9/1/2026	NR	8,105	6,829,273
Henderson Impt Dists - Inspirada	5.30%	9/1/2035	NR	2,485	1,874,759
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	6,615	6,187,142
Houston Co Coop Dist - Country Crossing	10.00%	5/1/2039	NR	11,325	2,419,145
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BB+	12,000	11,532,120
Lancaster Redev Agy	6.875%	8/1/2034	BBB	1,000	1,096,630
Lancaster Redev Agy	6.875%	8/1/2039	BBB	1,000	1,091,710
Magnolia West CDD(e)	5.35%	5/1/2037	NR	3,830	2,100,027
Mesquite Redev TIF	7.125%	6/1/2021	BBB+	1,000	1,017,380
Mesquite Redev TIF	7.375%	6/1/2024	BBB+	1,655	1,682,969
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR	5,428	3,958,152
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	Ba1	2,895	2,730,564
Orange Grove CDD(e)	5.30%	11/1/2021	NR	1,705	540,485
Plaza Met Dist #1	5.00%	12/1/2022	NR	500	522,110
Plaza Met Dist #1	5.00%	12/1/2040	NR	2,500	2,388,625
Poway USD PFA	5.00%	9/15/2024	BBB	500	538,905
Poway USD PFA	5.00%	9/15/2027	BBB	1,035	1,094,254
Poway USD PFA	5.00%	9/15/2032	BBB	1,000	1,036,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Special Tax (continued)

Rancho Cordova CFD	5.00%	9/1/2027	NR	$860	$842,852
Rancho Cordova CFD	5.00%	9/1/2032	NR	1,260	1,208,907
Rancho Cordova CFD	5.00%	9/1/2037	NR	1,250	1,178,050
Rancho Cucamonga CFD - Etiwanda	5.375%	9/1/2036	NR	3,480	3,275,654
Riverside Co Redev Agy - Tax Alloc	6.50%	10/1/2040	A-	2,000	2,158,840
Riverside Co Tax Alloc - Jurupa (NPFGC)	4.75%	10/1/2035	A	9,000	8,379,270
San Francisco Redev - Mission Bay South	5.00%	8/1/2029	NR	1,300	1,302,769
San Francisco Redev - Mission Bay South	5.00%	8/1/2031	NR	1,140	1,106,940
San Jose Redev Agy (AMBAC)	4.25%	8/1/2036	BBB	2,300	1,975,033
San Jose Redev Agy (AMBAC)	5.00%	8/1/2022	BBB	565	579,419
San Jose Redev Agy (AMBAC)	5.00%	8/1/2023	BBB	100	101,803
San Jose Redev Agy (NPFGC)	4.90%	8/1/2033	A	960	919,718
San Jose Redev Agy (NPFGC)(FGIC)	5.00%	8/1/2024	A	1,010	1,024,453
San Jose Redev Agy (RADIAN)	4.50%	8/1/2035	BBB	1,100	987,558
San Mateo CFD - Bay Meadows	5.00%	9/1/2042	NR	2,000	1,883,040
Sparks Loc Impt Dist	6.75%	9/1/2027	NR	1,000	986,450
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B2	5,500	5,531,790
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,485	772,200
Tern Bay CDD(e)	5.375%	5/1/2037	NR	13,145	3,286,250
Village CDD #10	4.50%	5/1/2023	NR	1,575	1,546,697
Westside USD - CFD	5.00%	9/1/2036	NR	2,810	2,508,880
Whispering Springs CDD(e)	5.20%	10/1/2021	NR	2,290	412,200

Total					129,114,789

Tax Revenue 1.10%

Coop Dist Ft Spanish - Hwy 181	9.00%	2/1/2029	NR	2,900	3,319,688
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,060,666
NY UDC - PIT(b)	5.00%	12/15/2025	AAA	3,730	4,130,367
NY UDC - PIT(b)	5.00%	12/15/2026	AAA	5,420	6,001,766
San Jose Redev Agy (NPFGC)	5.00%	8/1/2026	A	260	261,321
Virgin Islands PFA - Gross Tax Rcpts	5.00%	10/1/2032	BBB+	4,000	4,211,480

Total					20,985,288

Tobacco 12.30%

Buckeye Tobacco	5.125%	6/1/2024	B-	37,980	34,299,738
Buckeye Tobacco	5.75%	6/1/2034	B-	12,295	10,040,466
Buckeye Tobacco	5.875%	6/1/2030	B-	13,000	11,026,340
Buckeye Tobacco	5.875%	6/1/2047	B-	10,195	8,250,813
Buckeye Tobacco	6.25%	6/1/2037	B-	13,370	11,523,737
Childrens Trust Fund Tob Settlement	5.50%	5/15/2039	Baa3	390	391,580
Golden St Tobacco	4.50%	6/1/2027	B	15,775	14,809,570
Golden St Tobacco	5.00%	6/1/2033	B-	31,105	26,239,867
Golden St Tobacco	5.125%	6/1/2047	B-	3,000	2,314,920

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tobacco (continued)

Golden St Tobacco	5.30%	6/1/2037	B-		$7,000	$5,912,620
Inland Empire Tobacco	4.625%	6/1/2021	B	(c)	4,570	4,369,697
Inland Empire Tobacco	5.00%	6/1/2021	B	(c)	2,250	2,212,425
MI Tob Settlement	5.125%	6/1/2022	B-		1,050	952,108
MI Tob Settlement	5.25%	6/1/2022	B-		4,210	3,706,905
MI Tob Settlement	6.00%	6/1/2034	B-		11,000	9,712,890
Nthrn AK Tobacco	5.00%	6/1/2032	B2		5,000	4,292,150
Nthrn CA Tobacco	5.50%	6/1/2045	B-		5,265	4,336,359
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		10,120	8,396,463
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BB	(c)	2,400	2,204,616
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+		1,000	853,310
Tobacco Settlement Auth IA	5.60%	6/1/2034	B+		3,260	2,920,047
Tobacco Settlement Auth IA	5.625%	6/1/2046	B+		240	208,714
Tobacco Settlement Fin Corp	4.75%	6/1/2034	B2		3,990	3,197,506
Tobacco Settlement Fin Corp	5.00%	6/1/2029	B2		19,590	17,323,045
Tobacco Settlement Fin Corp	5.00%	6/1/2041	B2		40,125	32,069,104
Tobacco Settlement Fin Corp	5.00%	6/1/2047	B2		15,800	11,379,160
TSASC	5.00%	6/1/2034	B		600	491,922
TSASC	5.125%	6/1/2042	B-		2,095	1,666,740

Total						235,102,812

Transportation 4.68%

Burlington Arpt	4.00%	7/1/2028	Ba1		2,750	2,394,948
Central TX Mobility Auth	5.00%	1/1/2042	Baa3		2,500	2,287,650
Dardenne Town Sq Trans Dev Dist	5.00%	5/1/2036	NR		3,110	1,489,410
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	Baa2		5,000	1,232,750
E470 Pub Hwy Auth (NPFGC)	Zero Coupon	9/1/2031	A		25,000	9,250,500
E470 Pub Hwy Auth (NPFGC)	Zero Coupon	9/1/2034	A		5,885	1,773,209
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2030	BBB-		35,000	13,105,750
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		5,000	1,555,650
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2034	BBB-		25,535	6,889,343
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2035	BBB-		3,445	951,061
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2037	BBB-		4,985	1,106,371
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2038	BBB-		1,000	207,700
Houston Arpt - Continental Airlines AMT	6.625%	7/15/2038	B		2,500	2,606,450
Met DC Airport(a)	5.00%	10/1/2043	AA-		2,500	2,547,925
Mid - Bay Bridge Auth	7.25%	10/1/2034	BBB-		7,500	9,190,950
NJ Trans Trust Fund	6.00%	6/15/2035	A+		2,700	3,106,215
Port New Orleans AMT	5.00%	4/1/2030	BBB+		250	259,558
Port New Orleans AMT	5.00%	4/1/2031	BBB+		1,000	1,031,060
Port New Orleans AMT	5.00%	4/1/2033	BBB+		550	562,744
San Joaquin Hills Trsp Corridor	5.00%	1/1/2033	BB-		255	244,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

San Joaquin Hills Trsp Corridor (NPFGC)	Zero Coupon	1/15/2022	A	$400	$261,140
San Joaquin Hills Trsp Corridor (NPFGC)	5.25%	1/15/2030	A	1,425	1,401,787
San Joaquin Hills Trsp Corridor (NPFGC)	5.375%	1/15/2029	A	845	844,949
Susquehanna Area Regl Arpt AMT	6.50%	1/1/2038	Baa3	7,870	8,497,396
TX Tpk (AMBAC)	Zero Coupon	8/15/2031	A-	24,500	8,407,910
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	7/1/2034	BBB-	500	456,320
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	1/1/2040	BBB-	5,910	5,259,427
VA Small Bus Fing - Elizabeth River AMT	5.50%	1/1/2042	BBB-	2,750	2,620,943

Total					89,543,393

Utilities 9.31%

Adelanto Util Sys	6.625%	7/1/2031	NR	11,000	11,716,980
Arborwood CDD	5.50%	5/1/2036	NR	615	609,502
Brazos River Auth - TXU AMT	5.00%	3/1/2041	CC	6,000	345,000
Brazos River Auth - TXU AMT	6.30%	7/1/2032	CC	2,000	175,000
Central Plains - Goldman Sachs	5.00%	9/1/2032	A-	12,000	12,069,360
Compton Water	6.00%	8/1/2039	NR	3,710	3,568,167
Detroit Sewer	5.00%	7/1/2032	BB-	2,000	1,894,320
Detroit Water	5.00%	7/1/2036	BB-	3,000	2,881,170
Detroit Water	5.25%	7/1/2041	BB-	5,000	4,794,950
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2032	BBB-	2,250	2,212,087
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2039	BBB-	4,575	4,382,575
LA PFA - Cleco Pwr	4.25%	12/1/2038	BBB	5,000	4,483,500
Lathrop Fin Auth	5.90%	6/1/2027	NR	4,440	4,449,146
Lathrop Fin Auth	6.00%	6/1/2035	NR	5,940	5,944,990
Long Island Power Auth	5.00%	9/1/2026	A-	3,500	3,844,925
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	BBB	3,500	3,957,065
Moraine Ohio Solid Waste Disp AMT	6.75%	7/1/2014	NR	525	53
MSR Energy Auth - Citi	6.50%	11/1/2039	A-	5,350	6,340,820
NJ EDA - UMM Energy AMT	4.75%	6/15/2032	Baa3	730	727,270
NYC Muni Water(b)	5.00%	6/15/2029	AA+	11,000	12,050,995
NYC Muni Water(b)	5.125%	6/15/2030	AA+	1,000	1,095,545
PA Econ Dev - Philadelphia Biosolids	6.25%	1/1/2032	Baa3	1,500	1,596,900
Padre Dam Municipal Water Authority	5.25%	10/1/2034	AA	5,600	6,076,448
Pima Co IDA - Global Water AMT	5.60%	12/1/2022	NR	2,000	2,064,440
Pima Co IDA - Global Water AMT	5.75%	12/1/2032	NR	5,000	4,896,750
PR Aqueduct & Swr Auth	5.125%	7/1/2037	BB+	1,575	1,335,537
PR Aqueduct & Swr Auth	5.25%	7/1/2042	BB+	12,775	10,819,403
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB+	10,865	9,979,937
PR Aqueduct & Swr Auth	6.00%	7/1/2047	BB+	2,075	1,938,880
PR Elec Pwr Auth	5.00%	7/1/2029	BBB	1,500	1,349,130
PR Elec Pwr Auth	5.00%	7/1/2042	BBB	3,315	2,874,204
Sabine River Auth - TXU AMT	6.45%	6/1/2021	CC	2,000	135,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Utilities (continued)

Salt Verde Fin Corp - Citi	5.00%	12/1/2037	A-		$5,000	$4,964,900
San Antonio Elec & Gas(b)	5.25%	2/1/2029	Aa1		19,375	21,395,819
San Antonio Elec & Gas(b)	5.25%	2/1/2031	Aa1		6,270	6,923,963
TEAC - Goldman Sachs	5.625%	9/1/2026	BBB	(c)	4,781	4,921,944
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3		5,000	5,037,350
TX Muni Gas Acq & Supply - ML	6.25%	12/15/2026	A-		2,000	2,323,820
Western Genr Agy - Wauna Cogen	5.00%	1/1/2021	NR		255	244,234
Western Genr Agy - Wauna Cogen AMT	5.00%	1/1/2016	NR		1,500	1,501,740

Total						177,923,819

Total Municipal Bonds (cost $1,971,927,800)						1,910,888,483

	Shares (000)

SHORT-TERM INVESTMENTS 0.00%

Money Market Mutual Fund

Dreyfus Municipal Cash Management Plus (cost $797)	—	(i)	797

Total Investments in Securities 99.94% (cost $1,971,928,597)			1,910,889,280

Cash and Other Assets in Excess of Liabilities(h) 0.06%			1,156,246

Net Assets 100.00%			$1,912,045,526

Open Futures Contracts at June 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	September 2013	409	Short	$(51,764,063)	$1,191,628
U.S. Long Bond	September 2013	139	Short	(18,882,281)	866,338

Totals				$(70,646,344)	$2,057,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2013

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1		Level 2	Level 3			Total

Municipal Bonds	$		$1,489,984,013	$			$1,489,984,013
Other Revenue		—	242,979,854		797	(3)	242,980,651
Utilities		—	177,923,766		53	(3)	177,923,819
Money Market Mutual Fund		797	—		—		797

Total		$797	$1,910,887,633		$850		$1,910,889,280

Other Financial Instruments
Futures Contracts
Assets		$2,057,966	$—		$—		$2,057,966
Liabilities		—	—		—		—

Total		$2,057,966	$—		$—		$2,057,966

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)

See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

(3)	Municipal Bonds categorized as Level 3 investments include MI St Strategic Fd, Moraine Ohio Solid Waste Disp AMT, and Ohio St Pollution Ctl Rev.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds

Balance as of October 1, 2012	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(52,213)
Purchase	—
Sales	—
Net transfers in or out of Level 3	53,063

Balance as of June 30, 2013	$850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.67%

Corporate-Backed 0.56%

CA Co Tobacco Sec - Sonoma Co	5.125%	6/1/2038	B-	$500	$405,195
CA Stwde - So CA Edison	4.50%	9/1/2029	A1	1,000	1,012,160

Total					1,417,355

Education 6.36%

CA Ed Facs - Clg & Univ Fin Prog	5.00%	2/1/2037	Ba1	1,000	812,010
CA Ed Facs - Occidental Clg	5.00%	10/1/2036	Aa3	1,125	1,194,412
CA Fin Auth - Biola Univ	5.00%	10/1/2029	Baa1	330	322,793
CA Fin Auth - Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,144,567
CA Fin Auth - Emerson Clg	5.75%	1/1/2033	BBB+	1,250	1,380,650
CA Fin Auth - Univ of San Diego	5.00%	10/1/2029	A2	2,225	2,375,899
CA Infra & Econ Dev - Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,061,680
CA Pub Wks - UC Irvine Campus	5.00%	6/1/2027	Aa2	1,250	1,397,512
CA State Univ Sys	5.00%	11/1/2037	Aa2	1,250	1,304,400
CA Stwde - Windrush Sch(e)	5.50%	7/1/2037	NR	1,250	13
Tustin Unified School District	6.00%	8/1/2036	AA	1,500	1,728,765
Univ of California(b)	5.75%	5/15/2031	Aa1	3,000	3,395,085

Total					16,117,786

General Obligation 21.44%

CA State GO	5.00%	9/1/2021	A1	3,000	3,519,060
CA State GO	5.00%	9/1/2029	A1	485	520,206
CA State GO	5.00%	2/1/2032	A1	2,000	2,111,240
CA State GO	5.00%	2/1/2033	A1	2,000	2,103,880
CA State GO	5.25%	9/1/2024	A1	5,000	5,738,600
CA State GO	5.25%	10/1/2029	A1	1,500	1,611,180
CA State GO	5.25%	10/1/2032	A1	4,000	4,295,640
CA State GO	5.25%	4/1/2035	A1	3,000	3,207,960
CA State GO	5.50%	11/1/2034	A1	275	307,120
CA State GO	5.50%	3/1/2040	A1	2,000	2,164,080
CA State GO	6.50%	4/1/2033	A1	3,500	4,188,730
CA State GO (CIFG)	4.50%	8/1/2028	A1	1,515	1,558,814
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,000	1,161,330
Colton Jt USD (AGM)	5.00%	8/1/2027	AA-	1,000	1,078,800
Guam GO	7.00%	11/15/2039	B+	390	421,684
Kern HSD	5.00%	8/1/2021	Aa2	1,000	1,176,220
Los Angeles USD	5.00%	7/1/2029	Aa2	2,225	2,374,297
Los Angeles USD (FGIC)	5.00%	7/1/2030	Aa2	2,000	2,135,640
Montebello USD (AGM)	5.00%	8/1/2028	AA-	1,335	1,432,522
Mount Diablo USD	5.00%	8/1/2025	Aa3	2,000	2,279,940
Oakland USD	6.125%	8/1/2029	NR	1,000	1,047,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

General Obligation (continued)

Piedmont USD	5.00%	8/1/2033	AA		$1,070	$1,137,282
Piedmont USD	5.00%	8/1/2034	AA		1,200	1,273,452
PR Comwlth GO	5.50%	7/1/2031	BBB-		3,000	2,855,280
San Diego USD	5.00%	7/1/2027	AA-		2,000	2,276,500
Stockton USD (AGM)	5.00%	7/1/2025	AA-		1,060	1,139,415
West Contra Costa USD	6.00%	8/1/2027	Aa3		1,000	1,238,120

Total						54,354,092

Health Care 14.09%

Abag Fin Auth - Episcopal Senior	5.00%	7/1/2032	BBB		1,060	1,042,139
Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	985,380
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2022	A+		100	113,246
CA Hlth - Catholic Hlthcare W	5.50%	7/1/2025	A		2,500	2,773,200
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,036,270
CA Hlth - Childrens Hsp Orange Co	5.25%	11/1/2035	A-		2,000	2,113,060
CA Hlth - Chinese Hsp Assn	5.00%	6/1/2021	A		875	992,792
CA Hlth - Chinese Hsp Assn	5.00%	6/1/2025	A		750	816,878
CA Hlth - City of Hope	5.00%	11/15/2025	A+		1,000	1,121,420
CA Hlth - Memorial Hlth	5.00%	10/1/2024	AA-		2,110	2,368,665
CA Hlth - Providence Hlth	6.25%	10/1/2024	AA		1,025	1,208,916
CA Hlth - Rady Childrens Hsp	5.50%	8/15/2033	A2		2,000	2,167,140
CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,274,260
CA Stwde - Episcopal Cmntys	5.00%	5/15/2020	A-	(c)	605	659,940
CA Stwde - Episcopal Cmntys	5.00%	5/15/2021	A-	(c)	505	549,430
CA Stwde - Episcopal Cmntys	5.00%	5/15/2024	A-	(c)	300	316,236
CA Stwde - So Cal Presbyterian	7.00%	11/15/2029	BBB-		1,000	1,122,880
CA Stwde - Terraces San Joaquin	6.00%	10/1/2042	NR		500	509,530
Kaweah Delta Hlth Care Dist	5.00%	6/1/2021	A3		2,000	2,230,560
Newport Beach - Hoag Mem Hsp	5.875%	12/1/2030	AA		500	574,465
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Baa3		520	565,921
PR Indl Tourist - Hsp Auxilio Mutuo	6.00%	7/1/2033	A-		2,000	2,139,980
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,374,480
Turlock Hlth - Emanuel Med Ctr COP	5.50%	10/15/2037	BBB-		2,000	2,240,000
Upland COP - San Antonio Cmnty Hsp	6.00%	1/1/2026	A		2,000	2,298,680
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A+		1,000	1,108,340

Total						35,703,808

Housing 0.99%

CA Stwde - CHF-Irvine LLC	5.00%	5/15/2038	Baa2		1,000	990,110
CA Stwde - CHF-Irvine LLC	5.125%	5/15/2031	Baa2		1,500	1,517,820

Total						2,507,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Lease Obligations 10.32%

CA Pub Wks - Dept Forestry & Fire	5.00%	11/1/2024	A2		$1,550	$1,699,947
CA Pub Wks - Dept Hsps	5.00%	6/1/2023	A2		1,000	1,148,160
CA Pub Wks - Judicial Council	5.00%	12/1/2028	A2		1,000	1,056,160
CA Pub Wks - State Prisons	5.75%	10/1/2031	A2		2,000	2,246,600
CA Pub Wks - Various Cap Proj	5.00%	4/1/2026	A2		3,000	3,242,340
CA Pub Wks - Various Cap Proj	5.00%	4/1/2037	A2		1,000	1,021,240
CA Pub Wks - Various Cap Proj	5.375%	11/1/2022	A2		1,000	1,158,380
CA Pub Wks - Various Cap Proj	6.375%	11/1/2034	A2		2,000	2,352,260
Long Beach Bd Fin Auth	5.00%	8/1/2023	A+		1,000	1,118,240
Los Angeles Co Pub Wks	5.00%	8/1/2021	AA-		750	868,530
PR Pub Bldg Auth GTD	6.50%	7/1/2030	BBB-		1,000	1,025,870
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	A		1,500	1,655,640
San Diego PFA - Master Lease	5.25%	9/1/2035	A+		1,220	1,249,146
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2027	AA		1,000	1,093,980
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+		3,000	3,331,950
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA-		2,295	1,896,266

Total						26,164,709

Other Revenue 3.19%

CA Fin Auth - Amern Heritage Fndtn	5.25%	6/1/2036	BB-		1,000	826,270
CA Fin Auth - High Tech†	6.00%	7/1/2028	BB	(c)	850	818,320
CA Fin Auth - OCEAA	6.75%	10/1/2028	NR		1,445	1,344,833
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-		2,000	2,077,080
CA Stwde - Huntington Pk	5.15%	7/1/2030	NR		500	432,095
CA Stwde - Huntington Pk	5.25%	7/1/2042	NR		1,225	1,003,116
Guam Privilege Tax	5.25%	1/1/2036	A		1,500	1,579,770

Total						8,081,484

Special Tax 6.93%

Corona Norco Sch Dist PFA	5.00%	9/1/2021	BBB+		350	379,729
Dana Point CFD	5.625%	9/1/2033	NR		535	550,312
Dana Point CFD	5.625%	9/1/2037	NR		915	941,187
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BB+		1,535	1,475,150
Irvine Pub Facs & Infra Auth	4.50%	9/2/2025	BBB+		650	651,287
Lancaster Redev Agy	6.875%	8/1/2034	BBB		1,000	1,096,630
Norco Redev Agy - Proj #1	6.00%	3/1/2036	A		1,120	1,224,586
Poway USD PFA	5.00%	9/15/2024	BBB		280	301,787
Riverside Co Redev Agy - Tax Alloc	6.00%	10/1/2037	BBB		2,000	2,003,260
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A-		1,000	1,145,730
San Francisco Redev - Mission Bay North	6.75%	8/1/2033	A-		500	588,030
San Francisco Redev - Mission Bay North	6.75%	8/1/2041	A-		1,000	1,166,120
San Francisco Redev - Mission Bay South	6.625%	8/1/2039	BBB		1,500	1,626,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Special Tax (continued)

San Mateo CFD - Bay Meadows	5.00%		9/1/2032	NR		$600	$583,386
Santa Cruz Redev Agy - Live Oak	6.625%		9/1/2029	A		500	567,215
Santa Cruz Redev Agy - Live Oak	7.00%		9/1/2036	A		500	574,390
Union City Redev Agy - Tax Alloc	6.875%		12/1/2033	A		1,500	1,810,140
Westside USD - CFD	5.00%		9/1/2036	NR		985	879,447

Total							17,564,716

Tax Revenue 3.23%

Guam Ltd Oblig - Section 30 Landfill	5.75%		12/1/2034	BBB+		1,030	1,085,723
Sacramento Trsp Dist	5.00%		3/1/2020	A2		500	562,520
Sacramento Trsp Dist	5.00%		3/1/2023	A2		500	542,505
Sacramento Trsp Dist	5.00%		3/1/2024	A2		500	539,235
San Diego Co Regl Trsp Commn	5.00%		4/1/2025	AAA		1,895	2,187,683
San Joaquin Co Trsp Auth	5.75%		3/1/2028	AA		450	518,152
San Jose Spl Tax - Conv Ctr	6.125%		5/1/2031	A2		1,000	1,125,800
Sonoma Marin Area Rail Rmkt	5.00%		3/1/2029	AA		1,500	1,622,505

Total							8,184,123

Tobacco 6.55%

CA Co Tobacco Sec - LA Co	5.45%		6/1/2028	B2		1,000	935,020
Golden St Tobacco	4.50%		6/1/2027	B		875	821,450
Golden St Tobacco	5.00%		6/1/2033	B-		1,070	902,641
Golden St Tobacco	5.00%		6/1/2045	A2		3,000	3,117,360
Golden St Tobacco	5.125%		6/1/2047	B-		2,520	1,944,533
Golden St Tobacco	5.75%		6/1/2047	B-		1,000	847,690
Golden St Tobacco (FGIC)	5.00%		6/1/2035	A2		4,555	4,700,578
Inland Empire Tobacco	4.625%		6/1/2021	B	(c)	745	712,347
Inland Empire Tobacco	5.00%		6/1/2021	B	(c)	825	811,222
Sthrn CA Tobacco	5.00%		6/1/2037	BB+		2,175	1,804,576

Total							16,597,417

Transportation 8.36%

Alameda Corridor Trsp Auth	5.00%		10/1/2021	A-		800	925,552
Bay Area Toll Auth	0.76%	#	4/1/2047	AA		1,000	974,690
Bay Area Toll Auth	5.00%		10/1/2033	A+		2,905	3,044,992
Foothill / Eastern Corridor Toll Rd	5.80%		1/15/2020	BBB-		2,000	2,042,100
Los Angeles Dept Arpts - LAX	5.00%		5/15/2035	AA		4,000	4,128,720
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2021	AA		1,325	1,505,438
Port Oakland AMT	5.00%		5/1/2021	A+		1,000	1,091,860
Port Oakland AMT	5.125%		5/1/2031	A+		1,250	1,260,738
San Diego Co Regl Arpt Auth AMT	5.00%		7/1/2022	A+		1,705	1,950,384
San Francisco Arpt	4.00%		5/1/2023	A+		1,010	1,075,882

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2013

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

San Francisco Arpt AMT	5.00%		5/1/2027	A+	$1,430	$1,517,316
San Jose Arpt AMT	6.25%		3/1/2034	A2	1,500	1,672,515

Total						21,190,187

Utilities 16.65%

Adelanto Util Sys	6.625%		7/1/2031	NR	1,000	1,065,180
Burbank Water & Pwr Elec	5.00%		6/1/2023	AA-	2,000	2,209,820
CA Dept Wtr Res Wtr - Central Valley	5.00%		12/1/2026	AAA	2,000	2,251,360
Chino Basin Desalter Auth (AG)	5.00%		6/1/2027	AA-	2,000	2,173,720
Chula Vista IDR - San Diego G & E Rmkt	5.875%		1/1/2034	Aa3	1,000	1,128,070
Dublin San Ramon Svcs Dist Wtr	5.25%		8/1/2029	AA-	1,250	1,405,975
El Dorado Irrigation Dist (AGM)	5.00%		3/1/2025	AA-	750	823,403
Guam Pwr Auth	5.00%		10/1/2034	BBB	675	694,589
Lathrop Fin Auth	6.00%		6/1/2035	NR	2,075	2,076,743
Long Beach Nat Gas - ML	1.614%	#	11/15/2026	A-	1,000	875,510
Long Beach Nat Gas - ML	5.25%		11/15/2020	A-	1,505	1,689,197
Los Angeles DEWAP - Pwr Sys	5.00%		7/1/2026	AA-	2,000	2,254,440
Modesto Irrigation Dist	5.00%		7/1/2021	A+	750	875,047
MSR Energy Auth - Citi	7.00%		11/1/2034	A-	1,000	1,245,180
Northern CA Pwr - Geothermal #3	5.50%		7/1/2022	A1	1,985	2,263,595
Northern CA Pwr - Hydroelec #1 (AG)	5.00%		7/1/2024	AA-	1,770	1,969,514
Northern CA Pwr - Morgan Stanley	0.91%	#	7/1/2027	A-	1,000	847,310
PR Aqueduct & Swr Auth	5.75%		7/1/2037	BB+	2,100	1,928,934
PR Elec Pwr Auth	5.00%		7/1/2029	BBB	750	674,565
Riverside Elec (AGM)	5.00%		10/1/2027	AA-	1,000	1,065,330
Rowland Water Dist COP	6.50%		12/1/2035	AA-	1,500	1,735,230
Sacramento Co Santn Dist (FGIC)	5.25%		12/1/2023	AA	1,500	1,783,575
Sacramento MUD	5.00%		8/15/2026	AA-	1,500	1,694,340
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	A	2,000	2,112,700
Santa Rosa Wastewtr	5.00%		9/1/2025	Aa3	2,025	2,290,032
Southern CA Pub Pwr Auth - Nat Gas	5.00%		11/1/2033	A-	2,000	1,925,740
Southern CA Pub Pwr Auth - So Transmn	5.00%		7/1/2020	AA-	1,000	1,139,160

Total						42,198,259

Total Municipal Bonds (cost $240,953,247)						250,081,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2013

Investments	Shares (000)		Fair Value

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus General CA Municipal (cost $26)	—	(i)	$26

Total Investments in Securities 98.67% (cost $240,953,273)			250,081,892

Cash and Other Assets in Excess of Liabilities(h) 1.33%			3,367,080

Net Assets 100.00%			$253,448,972

Open Futures Contracts at June 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	September 2013	50	Short	$(6,328,125)	$145,671
U.S. Long Bond	September 2013	18	Short	(2,445,188)	112,188

Totals				$(8,773,313)	$257,859

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1		Level 2	Level 3	Total

Municipal Bonds	$		$250,081,866		$250,081,866
Money Market Mutual Fund		26	—	—	26

Total		$26	$250,081,866	$—	$250,081,892

Other Financial Instruments
Futures Contracts
Assets		$257,859	$—	$—	$257,859
Liabilities		—	—	—	—

Total		$257,859	$—	$—	$257,859

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.80%

Corporate-Backed 4.12%

Bayonne Redev - Royal Caribbean AMT	5.375%	11/1/2035	BB	$1,305	$1,215,869
NJ EDA - Continental Airlines	5.50%	6/1/2033	B	350	327,873
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	B	2,000	1,877,280
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	B	320	318,838
NJ EDA - Glimcher Pptys AMT	6.00%	11/1/2028	NR	1,085	1,024,696
PR Ports Auth - American Airlines AMT(e)	6.25%	6/1/2026	NR	1,000	1,140,000

Total					5,904,556

Education 11.89%

NJ Ed Facs - Clg of NJ (AGM)	5.00%	7/1/2028	AA-	700	748,727
NJ Ed Facs - Kean Univ	5.25%	9/1/2029	A2	1,750	1,911,227
NJ Ed Facs - Montclair State Univ	5.00%	7/1/2029	A1	1,000	1,071,500
NJ Ed Facs - Ramapo Clg	4.00%	7/1/2024	A	1,035	1,068,172
NJ Ed Facs - Rider Univ	5.00%	7/1/2032	BBB+	500	512,580
NJ Ed Facs - Rider Univ	5.00%	7/1/2037	BBB+	500	500,000
NJ Ed Facs - Rowan Univ	5.00%	7/1/2022	A+	425	472,881
NJ Ed Facs - Rowan Univ (AG)	5.00%	7/1/2027	AA-	1,000	1,084,400
NJ Ed Facs - Seton Hall Univ(a)	5.00%	7/1/2038	A	1,000	1,026,860
NJ Ed Facs - Seton Hall Univ	6.00%	7/1/2028	A	2,450	2,814,290
NJ Ed Facs - Univ Med & Dent	7.50%	12/1/2032	Baa1	1,000	1,324,190
NJ Higher Ed Assistance Auth	5.00%	12/1/2021	AA	1,000	1,095,470
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	AA	1,250	1,250,450
NJ Inst of Tech	5.00%	7/1/2032	A+	500	542,175
Rutgers State Univ	5.00%	5/1/2031	AA-	1,500	1,641,615

Total					17,064,537

General Obligation 9.94%

Atlantic City Brd Ed (AGM)	5.00%	4/1/2022	AA-	1,150	1,266,069
Atlantic City GO (AGM)	4.00%	11/1/2023	AA-	1,000	1,026,620
Cherry Hill Twp GO	4.50%	8/15/2023	Aa2	750	853,838
Guam GO	7.00%	11/15/2039	B+	140	151,374
Hudson Co Impt - Lease Revenue GTD	5.00%	4/1/2023	Aa3	545	613,970
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	1,840	2,050,367
Irvington Twp GO	5.00%	1/1/2021	A1	1,410	1,537,661
Monroe Twp Brd Ed	5.00%	8/1/2025	AA-	840	966,857
New Brunswick GO	5.00%	10/1/2023	AA-	1,000	1,118,260
Northern Mariana Islands Comwlth	5.00%	10/1/2033	NR	1,000	722,770
Paterson GO (AGM)	5.00%	6/15/2020	A1	900	967,428
PR Comwlth GO	5.375%	7/1/2030	BBB-	1,000	924,550
Rahway GO (AGM)	4.125%	12/15/2026	A1	5	5,122
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	996,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

General Obligation (continued)

Woodbridge Twp Sewer Utility	4.00%	7/1/2024	AA-		$1,020	$1,066,165

Total						14,267,611

Health Care 15.07%

Burlington Co - Evergreens	5.625%	1/1/2038	NR		1,000	995,390
NJ EDA - Lutheran Social Ministries	5.00%	6/1/2015	BBB-	(c)	260	268,016
NJ EDA - Seabrook Vlg	5.25%	11/15/2036	NR		1,000	1,001,460
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR		1,000	870,060
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2027	A1		2,000	2,085,140
NJ Hlth - AHS Hsp Corp	6.00%	7/1/2037	A1		650	747,792
NJ Hlth - Barnabas Hlth	5.00%	7/1/2023	BBB+		1,605	1,706,532
NJ Hlth - Barnabas Hlth	5.625%	7/1/2032	BBB+		925	966,431
NJ Hlth - Barnabas Hlth	5.625%	7/1/2037	BBB+		875	912,432
NJ Hlth - Catholic Hlth E	4.75%	11/15/2029	A+		625	632,719
NJ Hlth - Chilton Mem Hsp	5.75%	7/1/2039	BBB+		2,000	2,103,260
NJ Hlth - Kennedy Hlth Sys	5.00%	7/1/2037	A3		500	507,235
NJ Hlth - Kennedy Hlth Sys	5.00%	7/1/2042	A3		500	502,880
NJ Hlth - St Josephs Hlth	6.625%	7/1/2038	BBB-		2,000	2,155,800
NJ Hlth - St Lukes Warren Hsp	5.00%	8/15/2031	A3		1,000	1,042,710
NJ Hlth - Trinitas Hsp	5.25%	7/1/2030	BBB-		1,000	1,008,230
NJ Hlth - Virtua Hlth	5.75%	7/1/2033	A+		2,500	2,696,600
PR Indl Tourist - Ascension Hlth	6.125%	11/15/2025	AA+		415	416,403
PR Indl Tourist - Ascension Hlth	6.125%	11/15/2030	AA+		1,000	1,003,270

Total						21,622,360

Housing 1.48%

NJ EDA - Montclair St Std Hsg	5.75%	6/1/2031	Baa3		1,000	1,064,340
NJ EDA - Montclair St Std Hsg	5.875%	6/1/2042	Baa3		1,000	1,055,930

Total						2,120,270

Lease Obligations 22.39%

Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa1		1,250	1,380,325
Gloucester Co Impt Auth GTD	5.00%	4/1/2028	AA+		1,000	1,088,710
Middlesex Co COP	5.00%	10/15/2026	AA+		1,265	1,409,514
Newark Hsg - Police Fac (AG)	6.75%	12/1/2038	A3		750	882,270
NJ EDA - Sch Facs	5.00%	3/1/2022	A+		2,000	2,312,940
NJ EDA - Sch Facs	5.00%	9/1/2033	A+		1,020	1,070,000
NJ EDA - Sch Facs	5.00%	3/1/2035	A+		2,000	2,086,500
NJ EDA - Sch Facs	5.25%	9/1/2025	A+		565	634,953
NJ EDA - Sch Facs	5.25%	9/1/2026	A+		755	841,470
NJ EDA - Sch Facs	5.50%	12/15/2029	A+		1,275	1,408,709
NJ EDA - Sch Facs (AMBAC)	5.50%	9/1/2024	A+		1,000	1,156,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)

NJ EDA - Seeing Eye	5.00%	6/1/2032	A	$1,250	$1,311,325
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2028	A+	3,800	4,089,598
NJ Hlth - Hsp Asset Trans	5.75%	10/1/2031	A+	1,425	1,597,425
NJ State COP - Equip Lease COP	5.25%	6/15/2029	A+	1,000	1,069,950
NJ Trans Trust Fund	Zero Coupon	12/15/2031	A+	5,000	1,880,900
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A+	5,000	1,205,000
NJ Trans Trust Fund	5.00%	6/15/2022	A+	1,500	1,721,235
NJ Trans Trust Fund TCRS (AMBAC)	5.25%	12/15/2022	A+	1,620	1,866,127
North Hudson Sewerage Auth	5.00%	6/1/2028	A-	1,000	1,084,450
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR	1,000	1,008,330
PR Pub Bldg Auth GTD	6.50%	7/1/2030	BBB-	1,000	1,025,870

Total					32,131,971

Other Revenue 0.82%

Guam Privilege Tax	5.25%	1/1/2036	A	1,000	1,053,180
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037	NR	1,300	130,000

Total					1,183,180

Special Tax 0.89%

NJ EDA - Kapkowski Rd Landfill	5.75%	10/1/2021	Ba2	500	522,290
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	753,408

Total					1,275,698

Tax Revenue 6.89%

Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AAA	3,155	3,871,217
Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+	375	395,288
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+	500	440,705
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+	1,000	1,039,470
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	140	143,963
PR Corp Sales Tax	5.00%	8/1/2035	A+	1,750	1,726,900
PR Corp Sales Tax	5.25%	8/1/2027	A+	1,020	1,054,772
Virgin Islands PFA - Matching Fund	5.00%	10/1/2029	BBB	650	684,638
Virgin Islands PFA - Matching Fund	5.25%	10/1/2029	Baa2	500	534,400

Total					9,891,353

Tobacco 5.20%

NJ EDA - Cigarette Tax	5.00%	6/15/2026	BBB+	1,520	1,550,734
Tobacco Settlement Fin Corp	4.50%	6/1/2023	B1	1,560	1,514,978
Tobacco Settlement Fin Corp	4.625%	6/1/2026	B1	2,085	1,873,185
Tobacco Settlement Fin Corp	4.75%	6/1/2034	B2	3,155	2,528,354

Total					7,467,251

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation 11.72%

Delaware River & Bay Auth	5.00%	1/1/2042	A1	$1,000	$1,056,490
Delaware River Jt Toll Brdg Commn	4.00%	7/1/2027	A2	1,000	1,008,280
Delaware River Port Auth	5.00%	1/1/2022	BBB-	1,250	1,334,625
Hudson Co Impt - Harrison Pkg GTD (AG)	5.125%	1/1/2031	AA-	1,500	1,565,955
NJ Tpk Auth	5.00%	1/1/2021	A+	230	267,879
NJ Tpk Auth	5.00%	1/1/2028	A+	1,000	1,053,300
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA-	2,000	2,270,600
NJ Trans Trust Fund	5.25%	12/15/2020	A+	1,000	1,183,620
NJ Trans Trust Fund	6.00%	6/15/2035	A+	2,000	2,300,900
Port Auth NY & NJ	4.75%	11/1/2036	AA-	1,000	1,049,730
Port Auth NY & NJ AMT	5.75%	11/1/2030	AA-	1,000	1,104,700
South Jersey Port Corp - Marine Terminal AMT	4.00%	1/1/2021	A1	1,000	1,032,710
South Jersey Trans Auth	5.00%	11/1/2029	A-	1,500	1,590,555

Total					16,819,344

Utilities 8.39%

Essex Co Utils Auth Solid Waste (AG)	5.00%	4/1/2020	Aa2	1,000	1,097,570
Guam Pwr Auth	5.00%	10/1/2034	BBB	400	411,608
NJ EDA - UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	996,260
NJ Env Infra Trust	5.00%	9/1/2021	AAA	1,795	2,152,223
Passaic Valley Swr Sys (NPFGC)(FGIC)	2.50%	12/1/2032	A2	525	359,053
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB+	1,000	918,540
PR Elec Pwr Auth	5.00%	7/1/2028	BBB	1,000	923,890
PR Elec Pwr Auth	5.25%	7/1/2040	BBB	1,000	933,160
PR Elec Pwr Auth	5.75%	7/1/2036	BBB	1,000	988,690
Salem Co Poll Ctl - Atlantic City Elec	4.875%	6/1/2029	A	2,210	2,305,184
Virgin Islands Water & Pwr	5.00%	7/1/2031	Baa3	1,000	949,900

Total					12,036,078

Total Municipal Bonds (cost $140,077,668)					141,784,209

	Shares (000)

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NJ Municipal Cash Management (cost $5)	—	(i)	5

Total Investments in Securities 98.80% (cost $140,077,673)			141,784,214

Cash and Other Assets in Excess of Liabilities(h) 1.20%			1,720,201

Net Assets 100.00%			$143,504,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2013

Open Futures Contracts at June 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	September 2013	31	Short	$(3,923,438)	$90,314
U.S. Long Bond	September 2013	19	Short	(2,581,031)	118,420

Totals				$(6,504,469)	$208,734

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1		Level 2	Level 3		Total

Municipal Bonds	$		$141,784,209	$		$141,784,209
Money Market Mutual Fund		5	—		—	5

Total		$5	$141,784,209		$—	$141,784,214

Other Financial Instruments
Futures Contracts
Assets		$208,734	$—		$—	$208,734
Liabilities		—	—		—	—

Total		$208,734	$—		$—	$208,734

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 99.63%

Corporate-Backed 6.86%

Broome Co IDA - University Plaza (ACA)	5.10%	8/1/2036	NR	$500	$412,755
Broome Co IDA - University Plaza (ACA)	5.20%	8/1/2030	NR	750	651,668
Broome Co IDA - University Plaza (ACA)	5.20%	8/1/2036	NR	1,000	837,290
Essex Co IDA - Intl Paper AMT	4.60%	12/1/2030	BBB	1,400	1,322,888
Liberty Dev Corp - Goldman Sachs	5.25%	10/1/2035	A-	1,750	1,869,245
Niagara Area Dev Corp - Covanta	4.00%	11/1/2024	Ba2	500	502,545
Niagara Area Dev Corp - Covanta AMT	5.25%	11/1/2042	Ba2	500	472,835
NY Liberty Dev Corp - 7 WTC	5.00%	9/15/2040	Aaa	2,000	2,139,540
NY Liberty Dev Corp - B of A Tower	5.625%	7/15/2047	AA	1,600	1,707,408
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	1,435	1,493,218
NYC IDA - British Airways AMT	5.25%	12/1/2032	BB	2,265	2,146,133
NYC IDA - InterActive Corp	5.00%	9/1/2035	BBB	1,315	1,297,050
NYC IDA - Jetblue AMT	5.125%	5/15/2030	B-	3,350	3,135,901
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB-	1,750	1,737,243
NYC IDA - Yankee Stadium (FGIC)	4.50%	3/1/2039	BBB	495	451,405
Syracuse IDA - Carousel Ctr AMT (XLCA)	5.00%	1/1/2036	BBB-	5,000	4,946,700

Total					25,123,824

Education 13.02%

Buffalo & Erie IDC - Buffalo State College	5.75%	10/1/2026	A+	1,350	1,547,519
Cattaraugus Co IDA - St Bonaventure Univ	5.00%	5/1/2023	BBB-	500	512,140
Cattaraugus Co IDA - St Bonaventure Univ	5.10%	5/1/2031	BBB-	1,075	1,079,128
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	1,000	1,027,040
Monroe Co IDC - Univ of Rochester	5.00%	7/1/2036	AA-	3,500	3,715,320
Niagara Area Dev Corp - Niagara Univ	5.00%	5/1/2035	BBB+	500	511,065
Niagara Area Dev Corp - Niagara Univ	5.00%	5/1/2042	BBB+	1,200	1,215,300
NY Dorm - Brooklyn Law School	5.00%	7/1/2024	BBB+	1,000	1,066,360
NY Dorm - Brooklyn Law School	5.00%	7/1/2025	BBB+	1,000	1,058,640
NY Dorm - Brooklyn Law School	5.00%	7/1/2027	BBB+	500	520,955
NY Dorm - Cornell Univ	5.00%	7/1/2040	Aa1	1,250	1,303,138
NY Dorm - Culinary Inst of Amr	5.00%	7/1/2028	Baa2	500	525,880
NY Dorm - Culinary Inst of Amr	5.00%	7/1/2034	Baa2	350	357,630
NY Dorm - Fordham University	5.25%	7/1/2031	A	2,275	2,461,459
NY Dorm - Long Island Univ	5.00%	9/1/2026	BBB-	1,000	1,035,620
NY Dorm - NYU	5.25%	7/1/2034	AA-	8,000	8,701,520
NY Dorm - Pace Univ	4.00%	5/1/2022	BBB-	500	502,570
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-	500	536,910
NY Dorm - Rochester Inst Tech	4.25%	7/1/2032	A1	1,500	1,480,740
NY Dorm - Rockefeller Univ	5.00%	7/1/2038	AA+	2,155	2,350,458
NY Dorm - SUNY	5.00%	7/1/2035	Aa2	1,750	1,868,737
NY Dorm - Teachers Clg	5.375%	3/1/2029	A1	1,025	1,090,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Education (continued)

NY Dorm - Yeshiva Univ	5.00%	11/1/2040	A+		$1,700	$1,771,587
NYC IDA - Polytechnic Univ (ACA)	5.25%	11/1/2037	BBB-		4,295	4,382,876
NYC IDA - Vaughn Clg	5.00%	12/1/2031	BB+		1,510	1,526,912
Onondaga CDC - Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,069,340
Onondaga Co Cultural - Syracuse Univ	5.00%	12/1/2036	Aa3		500	533,555
St Lawrence IDA - Clarkson Univ	6.00%	9/1/2034	A3		1,575	1,750,675
Troy IDA - Rensselaer Poly	5.00%	9/1/2030	A-		1,000	1,059,770
Yonkers IDA - Sarah Lawrence Clg	6.00%	6/1/2029	A		1,000	1,083,520

Total						47,647,272

General Obligation 8.26%

Guam GO	7.00%	11/15/2039	B+		280	302,747
Northern Mariana Islands Comwlth	5.00%	10/1/2033	NR		2,000	1,445,540
NYC GO	5.00%	8/1/2021	AA		1,070	1,235,764
NYC GO	5.00%	4/1/2022	AA		2,500	2,917,525
NYC GO	5.00%	8/1/2022	AA		2,000	2,338,280
NYC GO	5.00%	8/1/2022	AA		1,200	1,402,968
NYC GO	5.00%	8/1/2023	AA		1,895	2,133,732
NYC GO	5.00%	8/1/2023	AA		2,405	2,782,633
NYC GO	5.00%	10/1/2024	AA		1,500	1,705,875
NYC GO	5.00%	8/1/2025	AA		2,500	2,835,175
NYC GO	5.00%	8/1/2026	AA		1,500	1,689,810
NYC GO	5.00%	8/1/2027	AA		1,410	1,567,441
NYC GO	5.00%	10/1/2034	AA		1,500	1,601,730
PR Comwlth GO	5.375%	7/1/2030	BBB-		3,500	3,235,925
Yonkers City	5.00%	10/1/2020	BBB+		2,680	3,017,278

Total						30,212,423

Health Care 11.35%

Albany IDA - St Peters Hsp	5.25%	11/15/2027	A-		1,500	1,584,825
Albany IDA - St Peters Hsp	5.50%	11/15/2027	A-		1,000	1,066,100
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2030	NR		1,000	1,050,730
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		1,700	1,607,146
Genesee Co IDA - United Mem Med Ctr	5.00%	12/1/2032	NR		1,000	898,880
Madison Co IDA - Oneida Hlth	5.25%	2/1/2027	BBB-		750	744,218
Madison Co IDA - Oneida Hlth	5.50%	2/1/2032	BBB-		750	744,788
Nassau Co LEAC - S Nassau Cmntys Hsp	5.00%	7/1/2027	A3		1,000	1,067,130
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa1		2,000	1,959,180
NY Dorm - Catholic Hlth	5.00%	7/1/2032	BBB+		500	511,265
NY Dorm - Mem Sloan Kettering	4.375%	7/1/2034	AA-		2,500	2,532,775
NY Dorm - Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(c)	750	761,633
NY Dorm - Mt Sinai Hsp	5.00%	7/1/2026	A2		5,550	5,998,162
NY Dorm - North Shore LI Jewish	5.00%	5/1/2022	A-		1,215	1,365,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

NY Dorm - North Shore LI Jewish	5.25%	5/1/2034	A-		$1,000	$1,088,150
NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		1,500	1,654,935
NY Dorm - Orange Regl Med	6.125%	12/1/2029	Ba1		2,000	2,139,600
NY Dorm - United Cerebral Palsy (AMBAC)	5.75%	7/1/2018	NR		1,000	1,000,630
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,000	1,158,850
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,550	1,695,777
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,218,086
Onondaga CDC - St Josephs Hsp	5.00%	7/1/2042	BB+		1,000	876,970
St Lawrence Co IDR - John Noble Hsp	6.25%	10/1/2040	NR		1,500	1,534,845
Suffolk Co IDA - Catholic Hlth Long Island	5.00%	7/1/2028	A-		1,000	1,076,350
Suffolk Co IDA - Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		1,105	1,048,579
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	909,400
Ulster Co IDA - Kingston Lvg Ctr	6.00%	9/15/2027	NR		3,000	2,036,070
Westchester Co Hlth Care	6.00%	11/1/2030	A3		850	954,133
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2034	BBB	(c)	1,250	1,242,075

Total						41,526,602

Housing 0.63%

NY Mtg Agy - Homeowner Mtg AMT	4.875%	10/1/2030	Aa1		2,255	2,314,171

Lease Obligations 12.48%

Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2023	AA-		1,000	1,134,090
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2030	AA-		2,575	2,792,948
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2032	AA-		1,000	1,076,280
Monroe Co IDA - Rochester Schools	5.00%	5/1/2021	AA-		4,000	4,587,320
NY Dorm - Court Facs	Zero Coupon	8/1/2021	AA+		3,265	2,722,977
NY Dorm - Master BOCES	5.50%	8/15/2026	Aa3		1,560	1,747,138
NY Dorm - NY Downtown Hospital	5.00%	2/15/2022	AA-		1,000	1,142,560
NY Dorm - Oneida	5.25%	8/15/2028	Aa3		3,375	3,746,115
NY Dorm - State Univ - Third Resolution	5.00%	5/15/2026	AA-		2,840	3,192,160
NY Liberty Dev Corp - 4 WTC	5.00%	11/15/2031	A+		1,000	1,053,010
NY UDC	5.70%	4/1/2020	AA-		4,150	4,826,159
NYC IDA - Stock Exchange	4.75%	5/1/2029	AA-		2,500	2,578,125
NYC IDA - USTA National Tennis Ctr (AGM)	5.00%	11/15/2023	AA-		1,830	1,951,585
NYC TFA - Bldg Aid	5.00%	7/15/2022	AA-		2,150	2,493,183
NYC TFA - Bldg Aid	5.00%	7/15/2024	AA-		1,000	1,143,610
NYC TFA - Bldg Aid	5.00%	7/15/2025	AA-		2,840	3,182,476
NYC TFA - Bldg Aid	5.00%	7/15/2025	AA-		1,500	1,694,025
NYC TFA - Bldg Aid	5.00%	7/15/2027	AA-		1,425	1,563,083
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR		1,000	1,008,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)

PR Pub Bldg Auth GTD	6.50%	7/1/2030	BBB-	$2,000	$2,051,740

Total					45,686,914

Other Revenue 6.03%

Brooklyn Arena LDC - Barclays Ctr	6.25%	7/15/2040	BBB-	3,000	3,371,850
Brooklyn Arena LDC - Barclays Ctr	6.50%	7/15/2030	BBB-	1,550	1,800,790
Build NYC Res Corp - YMCA	5.00%	8/1/2042	A-	1,265	1,286,189
NY Dorm - NYSARC Inc	5.125%	7/1/2030	Aa3	2,385	2,520,468
NY Dorm - SUNY	5.00%	7/1/2037	Aa2	1,000	1,054,050
NYC Cultural - Museum Modern Art	5.00%	4/1/2031	AA	4,500	4,958,775
NYC Cultural - Whitney Museum	5.00%	7/1/2031	A	2,000	2,109,860
NYC Cultural - Wildlife Conservation Society	5.00%	8/1/2033	AA-	2,000	2,194,060
NYS Muni Bd Bk - Lease	5.00%	12/1/2022	AA-	1,410	1,659,936
Yonkers EDC - Charter Sch Ed Excellence	6.25%	10/15/2040	BB	1,100	1,098,438

Total					22,054,416

Special Tax 0.53%

NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	Ba1	2,075	1,957,140

Tax Revenue 12.33%

Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+	755	795,845
Hudson Yards	5.75%	2/15/2047	A	2,650	2,847,319
MTA NY - Dedicated Tax	5.00%	11/15/2022	AA	1,010	1,164,934
MTA NY - Dedicated Tax	5.00%	11/15/2034	AA	2,000	2,093,020
NY Dorm - PIT	5.00%	8/15/2021	AAA	1,110	1,305,549
NY Dorm - PIT	5.00%	12/15/2025	AAA	2,740	3,115,462
NY Twy Auth - PIT	5.00%	3/15/2023	AAA	2,025	2,310,484
NY Twy Auth - PIT	5.00%	3/15/2024	AAA	500	565,340
NY UDC - PIT(b)	5.00%	12/15/2025	AAA	3,290	3,645,177
NY UDC - PIT(b)	5.00%	12/15/2026	AAA	4,790	5,307,112
NY UDC - PIT	5.00%	12/15/2028	AAA	4,785	5,280,487
NYC TFA - Future Tax	4.00%	11/1/2022	AAA	1,000	1,097,880
NYC TFA - Future Tax	5.00%	11/1/2021	AAA	2,000	2,375,380
NYC TFA - Future Tax	5.00%	11/1/2021	AAA	600	696,048
NYC TFA - Future Tax	5.00%	2/1/2022	AAA	2,000	2,348,400
NYC TFA - Future Tax	5.00%	11/1/2023	AAA	1,000	1,166,060
NYC TFA - Future Tax	5.00%	2/1/2027	AAA	1,500	1,669,695
NYC TFA - Future Tax	5.00%	2/1/2028	AAA	500	551,980
NYC TFA - Future Tax	5.00%	5/1/2034	AAA	4,380	4,721,071
PR Corp Sales Tax	5.75%	8/1/2037	A+	2,000	2,049,280

Total					45,106,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tobacco 2.93%

Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-		$1,335	$1,363,823
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB+		1,145	1,172,778
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BB	(c)	1,745	1,602,940
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	B+	(c)	2,350	2,007,017
TSASC	5.00%	6/1/2026	B+		2,250	2,093,692
TSASC	5.125%	6/1/2042	B-		3,100	2,466,298

Total						10,706,548

Transportation 14.32%

MTA NY	4.00%	11/15/2021	A		1,000	1,066,610
MTA NY	5.00%	11/15/2021	A		1,040	1,169,938
MTA NY	5.00%	11/15/2022	A		2,000	2,263,340
MTA NY	5.00%	11/15/2023	A		1,395	1,544,516
MTA NY	5.00%	11/15/2023	A		2,455	2,744,764
MTA NY	5.00%	11/15/2023	A		1,000	1,123,310
MTA NY	5.00%	11/15/2028	A		1,000	1,070,980
MTA NY	5.00%	11/15/2031	A		2,500	2,676,275
NY Bridge Auth	4.00%	1/1/2027	AA-		3,250	3,332,420
NY Twy Auth	5.00%	1/1/2028	A+		2,000	2,191,080
NY Twy Auth (NPFGC)(FGIC)	5.00%	1/1/2030	A+		2,500	2,710,950
NY Twy Auth - Hwy & Brdg	5.00%	4/1/2028	AA		2,000	2,174,460
NYC IDA - Terminal One Group AMT	5.50%	1/1/2021	A3		1,250	1,354,988
NYC IDA - Terminal One Group AMT	5.50%	1/1/2024	A3		2,000	2,149,240
Port Auth NY & NJ	4.00%	12/1/2022	AA-		2,060	2,231,722
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-		1,000	1,111,840
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-		1,250	1,399,012
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-		1,525	1,592,969
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-		1,250	1,287,500
Triborough Brdg & Tunl Auth	4.75%	11/15/2030	AA-		5,455	5,787,591
Triborough Brdg & Tunl Auth	5.00%	11/15/2020	AA-		2,010	2,393,769
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+		1,000	1,167,560
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+		2,525	2,941,726
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-		1,000	1,176,050
Triborough Brdg & Tunl Auth	5.00%	11/15/2024	AA-		1,100	1,278,750
Triborough Brdg & Tunl Auth	5.00%	11/15/2029	AA-		2,250	2,478,487

Total						52,419,847

Utilities 10.89%

Guam Pwr Auth	5.00%	10/1/2034	BBB		925	951,844
Long Island Power Auth	5.00%	9/1/2025	A-		1,000	1,110,850
Long Island Power Auth	5.00%	5/1/2038	A-		1,880	1,935,065
Long Island Power Auth	5.50%	4/1/2024	A-		2,215	2,481,509
NY Energy - Brooklyn Union Gas AMT	6.952%	7/1/2026	A3		8,000	8,024,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

NY Env Facs - Clean Wtr & Drinking	4.75%	6/15/2032	AAA	$5,000	$5,314,000
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,795	3,115,223
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2036	AAA	1,250	1,344,075
NYC Muni Water	5.00%	6/15/2029	AA+	3,295	3,613,462
NYC Muni Water	5.00%	6/15/2034	AA+	3,525	3,771,503
NYC Muni Water	5.00%	6/15/2035	AA+	1,250	1,341,137
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB+	2,600	2,388,204
PR Elec Pwr Auth	5.75%	7/1/2036	BBB	4,500	4,449,105

Total					39,840,137

Total Municipal Bonds (cost $360,952,880)					364,595,817

	Shares (000)

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NY Municipal Cash Management (cost $331)	—	(i)	331

Total Investments in Securities 99.63% (cost $360,953,211)			364,596,148

Cash and Other Assets in Excess of Liabilities(h) 0.37%			1,364,367

Net Assets 100.00%			$365,960,515

Open Futures Contracts at June 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	September 2013	56	Short	$(7,087,500)	$163,145
U.S. Long Bond	September 2013	55	Short	(7,471,406)	342,796

Totals				$(14,558,906)	$505,941

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$364,595,817	$—	$364,595,817
Money Market Mutual Fund	331	—	—	331

Total	$331	$364,595,817	$—	$364,596,148

Other Financial Instruments
Futures Contracts
Assets	$505,941	$—	$—	$505,941
Liabilities	—	—	—	—

Total	$505,941	$—	$—	$505,941

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
June 30, 2013

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.

Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at June 30, 2013.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at June 30, 2013.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(d)).
(b)

Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.

(c)	This investment has been rated by Fitch IBCA.
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(e)	Defaulted security.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual and has no stated maturity date.
(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(i)	Amount represents less than 1,000 shares.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGM	Assured Guaranty Municipal Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CIFG	CIFG Guaranty
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds

Lord Abbett Short Duration Tax Free Fund (“Short Duration”)
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)
Lord Abbett National Tax-Free Income Fund (“National”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Lord Abbett California Tax-Free Income Fund (“California”)
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)
Lord Abbett New York Tax-Free Income Fund (“New York”)

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

Notes to Schedule of Investments (unaudited)(continued)

(c)

Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of June 30, 2013, each Fund, except Short Duration, had open futures contracts.

(d)

When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)

Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of each Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of June 30, 2013, as well as the average trust certificates outstanding for the period then ended:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding

Short Duration	$17,000,000.07%		$34,426,730	$17,000,000
Intermediate	11,815,000	.05% - .07%	25,032,612	11,815,000
AMT Free	—	—	—	—
National	62,165,000	.05% - .11%	137,998,774	69,897,500
High Yield	41,160,000	.06% - .08%	90,657,942	49,035,000
California	1,500,000.07%		3,395,085	1,500,000
New Jersey	—	—	—	—
New York	4,030,000.07%		8,952,289	4,030,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of June 30, 2013, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

Notes to Schedule of Investments (unaudited)(continued)

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(f)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 - unadjusted quoted prices in active markets for identical investments;

	•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Funds’ investments as of June 30, 2013, and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the nine months then ended is included in the Funds’ Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(g)

Disclosures about Derivative Instruments and Hedging Activities-Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the period ended June 30, 2013 (as described in note 2(c)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The following is a summary of U.S. Treasury futures contracts as of June 30, 2013:

Net Unrealized Appreciation as of June 30, 2013

Intermediate	2,879,915
AMT Free	155,273
National	2,294,114
High Yield	2,057,966
California	257,859
New Jersey	208,734
New York	505,941

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of June 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)

Short Duration	$2,534,153,515	$24,703,340	$(16,431,181)	$8,272,159
Intermediate	3,877,951,899	126,142,235	(86,412,516)	39,729,719
AMT Free	184,659,030	4,334,794	(5,813,109)	(1,478,315)
National	1,922,203,420	97,565,762	(73,718,117)	23,847,645
High Yield	1,924,506,124	105,423,369	(160,200,213)	(54,776,844)
California	239,187,153	13,965,399	(4,570,660)	9,394,739
New Jersey	140,000,698	6,469,062	(4,685,546)	1,783,516
New York	356,725,945	14,104,630	(10,264,427)	3,840,203

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, wash sales, and other temporary adjustments.

4. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the adoption of ASU 2011-11 will have on the Funds’ financial statement disclosures.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 21, 2013

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 21, 2013

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2013